UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq. Global X Management Company LLC 623 Fifth Ave, 15th floor New York, NY 10022	Eric S. Purple, Esq. K&L Gates LLP 1601 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

Explanatory Note: This Form N-CSR/A is filed in order to amend the Registrant’s Annual Report for Global X MSCI Argentina ETF, Global X MSCI Norway ETF and Global X MSCI Nigeria ETF dated October 31, 2014 and filed on January 9, 2015 (the “Report”). The Report is amended solely to correct the Management Discussion of Fund Performance (unaudited) for Global X MSCI Argentina ETF, Global X MSCI Norway ETF and Global X MSCI Nigeria ETF.

Other than the aforementioned revision, no other information or disclosures contained in the Report are amended by this Form N-CSR/A.

Item 1.	Reports to Stockholders.

Global X Silver Miners ETF (ticker: SIL)

Global X Gold Explorers ETF (ticker: GLDX)

Global X Copper Miners ETF (ticker: COPX)

Global X Uranium ETF (ticker: URA)

Global X Lithium ETF (ticker: LIT)

Global X Fertilizers/Potash ETF (ticker: SOIL)

Global X Junior Miners ETF (ticker: JUNR)

Annual Report

October 31, 2014

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

 Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

 Global X Silver Miners ETF

The Global X Silver Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the silver mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the silver mining industry, such as silver mining, refining, or exploration. The Fund is the first ETF globally focused exclusively on the silver mining sector.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 31.85%, while the Index decreased 31.54%. The Fund had a net asset value of $12.88 per share on October 31, 2013 and ended the reporting period with a net asset value of $8.72 on October 31, 2014.

During the reporting period, the highest returns came from Golden Minerals and MAG Silver, which returned 49.35% and 5.96%, respectively. The worst performers were Aurcana and Coeur d'Alene Mines, which returned -85.72% and -69.70%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Silver Miners ETF	(31.85)%	(32.29)%	(27.89)%	(28.25)%	(10.09)%	(10.21)%
Solactive Global Silver Miners Index	(31.54)%	(31.54)%	(27.43)%	(27.43)%	(9.52)%	(9.52)%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	14.58%	14.58%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on April 19, 2010.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Management Discussion of Fund Performance (unaudited)

Global X Gold Explorers ETF

Global X Gold Explorers ETF

The Global X Gold Explorers ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to track the performance of the largest and most liquid listed companies that are active in the exploration for gold.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 28.49%, while the Index decreased 29.25%. The Fund had a net asset value of $13.48 per share on October 31, 2013 and ended the reporting period with a net asset value of $9.64 on October 31, 2014.

During the reporting period, the highest returns came from International Pretium Resources and Papillon Resources, which returned 39.34% and 26.87%, respectively. The worst performers were Gold Canyon Resources and Sabina Gold & Silver, which returned -63.71% and -59.74%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Gold Explorers ETF	(28.49)%	(30.71)%	(42.06)%	(42.37)%	(36.06)%	(36.27)%
Solactive Global Gold Explorers Index	(29.25)%	(29.25)%	(41.51)%	(41.51)%	(35.74)%	(35.74)%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	16.40%	16.40%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on November 3, 2010.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

2

Management Discussion of Fund Performance (unaudited)

Global X Copper Miners ETF

Global X Copper Miners ETF

The Global X Copper Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the copper mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the copper mining industry, such as copper mining, refining, or exploration.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 14.49%, while the Index decreased 14.85%. The Fund had a net asset value of $9.80 per share on October 31, 2013 and ended the reporting period with a net asset value of $8.32 on October 31, 2014.

During the reporting period, the highest returns came from Grupo Mexico and Copper Mountain Mining, which returned 9.98% and 7.02%, respectively. The worst performers were Northern Dynasty Minerals and Taseko Mines, which returned -53.78% and -46.12%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Copper Miners ETF	(14.49)%	(14.17)%	(14.63)%	(14.47)%	(9.14)%	(9.18)%
Solactive Global Copper Miners Index	(14.85)%	(14.85)%	(14.88)%	(14.88)%	(9.12)%	(9.12)%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	14.58%	14.58%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on April 19, 2010.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

3

Management Discussion of Fund Performance (unaudited)

Global X Uranium ETF

Global X Uranium ETF

The Global X Uranium ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the uranium mining industry. It is comprised of selected companies globally that are primarily engaged in some aspect of the uranium mining industry, such as mining, refining, exploration, and manufacturing of equipment for the uranium industry. The Fund is the nation’s first ETF focused exclusively on the uranium industry.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 19.18%, while the Index decreased 17.81%. The Fund had a net asset value of $14.47 per share on October 31, 2013 and ended the reporting period with a net asset value of $11.63 on October 31, 2014.

During the reporting period, the highest returns came from Mega Uranium and Syrah Resources, which returned 101.77% and 80.18%, respectively. The worst performers were Centrus Energy and Silex Systems, which returned -92.95% and -77.57%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Uranium ETF	(19.18)%	(21.06)%	(26.71)%	(26.96)%	(29.98)%	(30.18)%
Solactive Global Uranium Index	(17.81)%	(17.81)%	(27.32)%	(27.32)%	(30.24)%	(30.24)%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	15.85%	15.85%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on November 4, 2010.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

4

Management Discussion of Fund Performance (unaudited)

Global X Lithium ETF

Global X Lithium ETF

The Global X Lithium ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the largest and most liquid listed companies that are active in the exploration and/or mining of Lithium or the production of Lithium batteries. The Fund is the first ETF globally focused exclusively on the lithium sector.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 6.97%, while the Index decreased 4.44%. The Fund had a net asset value of $12.94 per share on October 31, 2013 and ended the reporting period with a net asset value of $12.00 on October 31, 2014.

During the reporting period, the highest returns came from FDG Electric Vehicles and Reed Resources, which returned 48.61% and 29.26%, respectively. The worst performers were RB Energy and Avalon Rare Minerals, which returned -98.83% and -72.80%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium ETF	(6.97)%	(7.16)%	(8.08)%	(7.69)%	(4.93)%	(4.87)%
Solactive Global Lithium Index	(4.44)%	(4.44)%	(7.36)%	(7.36)%	(4.01)%	(4.01)%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	17.86%	17.86%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on July 22, 2010.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

5

Management Discussion of Fund Performance (unaudited)

Global X Fertilizers/Potash ETF

Global X Fertilizers/Potash ETF

The Global X Fertilizers/Potash ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Fertilizers/Potash Total Return Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of the largest and most liquid listed companies globally that are active in some aspect of the fertilizer industry. The Fund is the nation’s first ETF focused exclusively on the fertilizers industry.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 5.79%, while the Index decreased 5.63%. The Fund had a net asset value of $11.73 per share on October 31, 2013 and ended the reporting period with a net asset value of $10.87 on October 31, 2014.

During the reporting period, the highest returns came from Euro Future and Bagfas Bandirma Gubre Fabrik, which returned 73.48% and 23.68%, respectively. The worst performers were China BlueChemical and Uralkali, which returned -42.42% and -32.56%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Fertilizers/Potash ETF	(5.79)%	(5.89)%	(7.09)%	(7.13)%	(8.06)%	(8.13)%
Solactive Global Fertilizers/Potash Total Return Index	(5.63)%	(5.63)%	(6.93)%	(6.93)%	(7.79)%	(7.79)%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	15.58%	15.58%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on May 25, 2011.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

6

Management Discussion of Fund Performance (unaudited)

Global X Junior Miners ETF

Global X Junior Miners ETF

The Global X Junior Miners ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Junior Miners Index (“Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to track the market performance of small-capitalization mining companies globally, as defined by Solactive AG.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 29.36%, while the Index decreased 28.82%. The Fund had a net asset value of $16.62 per share on October 31, 2013 and ended the reporting period with a net asset value of $11.74 on October 31, 2014.

During the reporting period, the highest returns came from Century Aluminum and Aquila Resources, which returned 237.33% and 48.31%, respectively. The worst performers were MMX Mineracao e Metalicos and African Minerals, which returned -92.54% and -91.99%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Junior Miners ETF	(29.36)%	(29.78)%	(26.73)%	(26.82)%	(28.16)%	(28.33)%
Hybrid Solactive Global Junior Miners & S&P/TSX Venture 30 Index**	(28.82)%	(28.82)%	(27.10)%	(27.10)%	(28.40)%	(28.40)%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	16.38%	16.38%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on March 16, 2011.

**Annualized Inception to Date return reflects performance of S&P/TSX Venture 30 Index through September 6, 2012 and Solactive Global Junior Miners Index thereafter. The inception of the Solactive Global Junior Miners Index was on August 31, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

7

Schedule of Investments	October 31, 2014

Global X Silver Miners ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in the Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.1%
CANADA— 57.6%
Basic Materials — 57.6%
Alexco Resource *	1,279,243	$614,037
Aurcana *	1,289,328	360,227
AuRico Gold	2,786,687	8,945,265
Bear Creek Mining * (A)	1,668,638	1,894,414
Endeavour Silver *	2,238,894	6,806,238
First Majestic Silver * (A)	132,000	676,713
Fortuna Silver Mines * (A)	2,482,991	8,588,997
MAG Silver *	1,117,566	6,750,099
Pan American Silver	903,050	8,335,151
Primero Mining * (A)	2,137,501	7,299,107
Scorpio Mining *	4,235,360	713,751
Silver Standard Resources * (A)	1,713,378	7,487,462
Silver Wheaton	1,326,680	23,044,432
Silvercorp Metals (A)	3,750,191	4,500,229
SilverCrest Mines * (A)	2,462,755	3,101,789
Tahoe Resources * (A)	539,957	9,353,284
TOTAL CANADA		98,471,195
MEXICO— 14.8%
Basic Materials — 14.8%
Fresnillo	1,147,039	12,799,727
Industrias Penoles	554,286	12,538,640
TOTAL MEXICO		25,338,367
PERU— 3.5%
Basic Materials — 3.5%
Hochschild Mining *	3,747,323	5,932,192
UNITED KINGDOM— 5.9%
Basic Materials — 5.9%
Polymetal International	1,227,648	10,114,849
UNITED STATES— 17.3%
Basic Materials — 17.3%
Coeur d'Alene Mines *	1,992,814	7,373,412
First Majestic Silver *	1,196,092	6,135,952

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	October 31, 2014

Global X Silver Miners ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Basic Materials — continued
Great Panther Silver * (A)	2,970,900	$2,079,630
Hecla Mining (A)	3,986,409	8,690,371
McEwen Mining * (A)	4,326,907	5,365,365
TOTAL UNITED STATES		29,644,730
TOTAL COMMON STOCK
(Cost $323,578,750)		169,501,333

REPURCHASE AGREEMENTS — 6.8%

Barclays
0.080%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $10,000,067 (collateralized by U.S. Treasury Obligations, ranging in par value $43,125-$1,106,913, 0.250%-4.875%, 11/15/14-05/15/22 with a total market value of $10,144,057)(B)	10,000,000	10,000,000
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $1,557,796 (collateralized by U.S. Treasury Notes, par value $1,628,195, 1.125%, 12/31/19 with a total market value of $1,582,529)(B)	1,557,783	1,557,783
TOTAL REPURCHASE AGREEMENTS
(Cost $11,557,783)		11,557,783

TIME DEPOSITS — 2.3%

Brown Brothers Harriman
0.030%, 11/03/14	3,854,793	3,854,793
0.091%, 11/03/14, GBP	5	8
TOTAL TIME DEPOSITS
(Cost $3,854,801)		3,854,801

TOTAL INVESTMENTS — 108.2%
(Cost $338,991,334)		$184,913,917

Percentages are based on Net Assets of $170,965,001.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $9,973,544.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $11,557,783.

GBP — British Pound Sterling

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$169,501,333	$—	$—	$169,501,333
Repurchase Agreements	—	11,557,783	—	11,557,783
Time Deposits	—	3,854,801	—	3,854,801
Total Investments in Securities	$169,501,333	$15,412,584	$—	$184,913,917

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	October 31, 2014

Global X Gold Explorers ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in the Notes to Financial Statements for more detailed information.

	Shares/Face Amount	Value
COMMON STOCK — 99.5%
AUSTRALIA— 3.6%
Basic Materials — 3.6%
Gryphon Minerals *	13,240,434	$1,000,895
CANADA— 95.9%
Basic Materials — 95.9%
Asanko Gold * (A)	921,607	1,389,624
Atac Resources *	2,086,343	888,239
B2Gold *	956,672	1,595,231
Chesapeake Gold *	696,126	1,358,355
Continental Gold * (A)	635,162	1,064,753
Exeter Resource *	2,985,298	1,716,546
Gold Canyon Resources * (A) (B)	7,658,908	1,052,934
Guyana Goldfields * (A)	833,125	1,699,577
International Tower Hill Mines *	3,139,724	1,098,903
Kaminak Gold, Cl A *	2,443,188	1,321,872
Lydian International, Cl A * (A)	1,953,460	952,950
Newstrike Capital *	2,458,899	2,071,892
Novagold Resources *	646,458	1,596,751
Paramount Gold and Silver * (A)	2,382,421	1,596,222
Pretium Resources * (A)	298,570	1,366,465
Rubicon Minerals * (A)	166,895	140,627
Rubicon Minerals ^ *	1,333,401	1,136,058
Sabina Gold & Silver * (A)	2,922,488	959,085
Seabridge Gold *	263,525	1,686,560
Torex Gold Resources *	1,758,989	1,872,178
TOTAL CANADA		26,564,822
TOTAL COMMON STOCK
(Cost $59,096,782)		27,565,717

REPURCHASE AGREEMENT — 13.9%

Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price
$3,861,478 (collateralized by U.S. Treasury Notes, par value $4,035,983,
1.125%, 12/31/19 with a total market value of $3,922,786)(C)
(Cost $3,861,446)	$3,861,446	3,861,446

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	October 31, 2014

Global X Gold Explorers ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.4%

Brown Brothers Harriman
0.030%, 11/03/14	124,179	$124,179
0.005%, 11/03/14, HKD	2	—
TOTAL TIME DEPOSITS
(Cost $124,179)		124,179
TOTAL INVESTMENTS — 113.8%
(Cost $63,082,407)		$31,551,342

Percentages are based on Net Assets of $27,714,015.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $2,993,071.
(B)	Affiliated investment (see Note 3).
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $3,861,446.
^	Traded on U.S. Stock Exchange.

Amounts designated as “—“ are $0 or have been rounded to $0.

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,565,717	$—	$—	$27,565,717
Repurchase Agreement	—	3,861,446	—	3,861,446
Time Deposits	—	124,179	—	124,179
Total Investments in Securities	$27,565,717	$3,985,625	$—	$31,551,342

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	October 31, 2014

Global X Copper Miners ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in the Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 16.4%
Basic Materials — 16.4%
Cudeco * (A)	497,035	$605,096
OZ Minerals	369,749	1,257,783
PanAust	836,777	1,257,747
Sandfire Resources	265,246	1,307,974
TOTAL AUSTRALIA		4,428,600
CANADA— 39.4%
Basic Materials — 39.4%
Capstone Mining *	699,597	1,309,282
Copper Mountain Mining ^ *	12,300	22,509
Copper Mountain Mining *	402,388	745,923
First Quantum Minerals	78,447	1,182,845
HudBay Minerals, Cl B	177,529	1,358,885
Imperial Metals * (A)	143,469	1,212,701
Lundin Mining *	293,022	1,307,287
Taseko Mines *	699,071	922,774
Teck Resources, Cl B (A)	81,654	1,289,865
Turquoise Hill Resources *	390,852	1,309,354
TOTAL CANADA		10,661,425
CHINA— 5.0%
Basic Materials — 5.0%
Jiangxi Copper, Cl H	768,714	1,365,906
MEXICO— 5.0%
Basic Materials — 5.0%
Grupo Mexico, Cl B	392,914	1,350,716
PERU— 5.0%
Basic Materials — 5.0%
Southern Copper	46,664	1,342,990
POLAND— 4.8%
Basic Materials — 4.8%
KGHM Polska Miedz	33,499	1,294,094

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	October 31, 2014

Global X Copper Miners ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
SWITZERLAND— 4.7%
Basic Materials — 4.7%
Glencore	247,770	$1,268,064
TURKEY— 1.1%
Basic Materials — 1.1%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	174,431	314,262
UNITED KINGDOM— 13.9%
Basic Materials — 13.9%
Antofagasta	116,543	1,309,818
KAZ Minerals	315,387	1,161,522
Vedanta Resources	99,327	1,306,223
TOTAL UNITED KINGDOM		3,777,563
UNITED STATES— 4.5%
Basic Materials — 4.5%
Freeport-McMoRan Copper & Gold	42,977	1,224,844
TOTAL COMMON STOCK
(Cost $37,529,085)		27,028,464

REPURCHASE AGREEMENT — 5.1%
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price
$1,367,072 (collateralized by U.S. Treasury Notes, par value $1,428,852,
1.125%, 12/31/19 with a total market value of $1,388,777)(B)
(Cost $1,367,061)	1,367,061	1,367,061
TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 11/03/14	21,868	21,868
1.799%, 11/03/14, AUD	21	18
0.337%, 11/03/14, CAD	1	1
0.005%, 11/03/14, HKD	1	—
TOTAL TIME DEPOSITS
(Cost $21,887)		21,887

TOTAL INVESTMENTS — 105.0%
(Cost $38,918,033)		$28,417,412

Percentages are based on Net Assets of $27,052,765.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	October 31, 2014

Global X Copper Miners ETF

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $1,305,370.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $1,367,061.
^	Traded on U.S. Stock Exchange.

Amounts designated as “—“ are $0 or have been rounded to $0.

AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,028,464	$—	$—	$27,028,464
Repurchase Agreement	—	1,367,061	—	1,367,061
Time Deposits	—	21,887	—	21,887
Total Investments in Securities	$27,028,464	$1,388,948	$—	$28,417,412

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	October 31, 2014

Global X Uranium ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in the Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 17.0%
Basic Materials — 17.0%
Bannerman Resources * (A)	24,413,568	$1,137,352
Berkeley Resources * (A)	11,908,173	2,564,476
Energy Resources of Australia *	10,955,362	12,374,207
Greenland Minerals & Energy * (A) (B)	52,006,205	3,428,498
Paladin Energy * (B)	37,339,313	10,666,875
Silex Systems * (A) (B)	11,645,735	5,937,210
TOTAL AUSTRALIA		36,108,618
CANADA— 65.4%
Basic Materials — 65.4%
Cameco (B)	3,047,425	52,896,454
Denison Mines * (A) (B)	26,697,187	25,100,020
Energy Fuels * (A) (B)	1,653,724	9,988,789
Fission 3.0 * (A)	13,408,055	1,010,852
Fission Uranium * (B)	11,573,901	8,212,445
Laramide Resources * (A)	7,242,264	2,248,253
Mega Uranium * (A)	25,740,956	2,739,735
UEX * (A) (B)	18,568,291	4,611,399
Uranium Participation * (A) (B)	7,153,981	32,107,095
TOTAL CANADA		138,915,042
FRANCE— 3.5%
Utilities — 3.5%
Areva *	558,593	7,505,995
UNITED STATES— 14.0%
Basic Materials — 14.0%
Centrus Energy, Cl A *	42,294	262,223
Uranerz Energy * (A)	8,270,584	7,774,349
Uranium Energy * (A) (B)	7,974,917	9,171,155
Uranium Resources * (A)	2,567,322	4,030,695
Ur-Energy * (A) (B)	10,457,913	8,366,330
TOTAL UNITED STATES		29,604,752

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	October 31, 2014

Global X Uranium ETF

	Face Amount(1)/Number of Warrants	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $321,344,818)		$212,134,407

REPURCHASE AGREEMENTS — 12.3%
Barclays
0.080%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $25,000,167 (collateralized by U.S. Treasury Obligations, ranging in par value $82,470-$3,263,448, 0.250%-4.875%, 11/15/14-05/15/22 with a total market value of $25,360,142)(C)	25,000,000	25,000,000
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $1,022,456 (collateralized by U.S. Treasury Notes, par value $1,068,662, 1.125%, 12/31/19 with a total market value of $1,038,689)(C)	1,022,447	1,022,447
TOTAL REPURCHASE AGREEMENTS
(Cost $26,022,447)		26,022,447

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 11/03/14	236,422	236,422
1.799%, 11/03/14, AUD	286	252
0.337%, 11/03/14, CAD	17	15
0.091%, 11/03/14, GBP	5	8
TOTAL TIME DEPOSITS
(Cost $236,697)		236,697

WARRANTS — 0.0%
Australia — 0.0%
Greenland Minerals & Energy *(A)	655,000	8,636
TOTAL WARRANTS
(Cost $0)		8,636
TOTAL INVESTMENTS — 112.3%
(Cost $347,603,962)		$238,402,187

Percentages are based on Net Assets of $212,356,612.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Affiliated investment (see Note 3).
(B)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $22,806,229.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $26,022,447.

AUD — Australian Dollar
CAD — Canadian Dollar
Cl — Class
GBP — British Pound Sterling

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	October 31, 2014

Global X Uranium ETF

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$212,134,407	$—	$—	$212,134,407
Repurchase Agreements	—	26,022,447	—	26,022,447
Time Deposits	—	236,697	—	236,697
Warrants	—	8,636	—	8,636
Total Investments in Securities	$212,134,407	$26,267,780	$—	$238,402,187

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	October 31, 2014

Global X Lithium ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in the Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 2.7%
Basic Materials — 2.7%
Galaxy Resources *	4,853,772	$162,125
Orocobre *	501,493	1,207,822
TOTAL AUSTRALIA		1,369,947
CANADA— 0.3%
Basic Materials — 0.3%
Avalon Rare Metals * (A)	498,107	110,450
RB Energy * (A)(C)(D)	809,122	7,177
Western Lithium USA *	55,160	38,650
TOTAL CANADA		156,277
CHILE— 8.5%
Basic Materials — 8.5%
Sociedad Quimica y Minera de Chile ADR	180,181	4,275,695
CHINA— 4.7%
Industrials — 4.7%
BYD, Cl H	369,500	2,344,156
FRANCE— 4.6%
Industrials — 4.6%
Blue Solutions *	3,163	116,510
Saft Groupe	74,544	2,213,485
TOTAL FRANCE		2,329,995
HONG KONG— 6.3%
Consumer Goods — 5.3%
FDG Electric Vehicles *(C)(D)	41,788,900	2,694,250
Industrials — 1.0%
Coslight Technology International Group *	813,473	523,421
TOTAL HONG KONG		3,217,671

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	October 31, 2014

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
JAPAN— 9.7%
Industrials — 9.7%
GS Yuasa	485,094	$2,358,291
Panasonic	218,900	2,548,187
TOTAL JAPAN		4,906,478
SOUTH KOREA— 9.6%
Basic Materials — 4.1%
LG Chemical	11,007	2,059,828
Industrials — 5.5%
Samsung SDI	23,432	2,762,561
TOTAL SOUTH KOREA		4,822,389
TAIWAN— 9.7%
Industrials — 9.7%
Advanced Lithium Electrochemistry Cayman *	126,000	189,726
Changs Ascending Enterprise *	219,917	325,358
Dynapack International Technology	820,100	1,995,213
Simplo Technology	489,900	2,383,746
TOTAL TAIWAN		4,894,043
UNITED STATES— 43.6%
Basic Materials — 33.0%
Avalon Rare Metals * (A)	226,867	54,448
FMC	150,389	8,624,809
Rockwood Holdings	103,649	7,971,645
		16,650,902
Consumer Goods — 4.9%
Tesla Motors *	10,200	2,465,340
Industrials — 5.7%
Johnson Controls	56,684	2,678,319
Ultralife *	65,940	209,030
		2,887,349
TOTAL UNITED STATES		22,003,591
TOTAL COMMON STOCK
(Cost $51,065,911)		50,320,242

REPURCHASE AGREEMENT — 0.5%
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $234,869 (collateralized by U.S. Treasury Notes, par value $245,483, 1.125%, 12/31/19 with a total market value of $238,598)(B)
(Cost $234,867)	$234,867	234,867

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	October 31, 2014

Global X Lithium ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.1%
Brown Brothers Harriman
1.799%, 11/03/14, AUD	3	$3
0.337%, 11/03/14, CAD	5,893	5,227
0.110%, 11/03/14, EUR	21,754	27,255
0.005%, 11/03/14, HKD	1	—
0.005%, 11/03/14, JPY	1	—
TOTAL TIME DEPOSITS
(Cost $32,485)		32,485
TOTAL INVESTMENTS — 100.3%
(Cost $51,333,263)		$50,587,594

Percentages are based on Net Assets of $50,389,223.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $105,504.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $234,867.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2014 was $2,701,427 and represents 5.4% of Net Assets.
(D)	Security considered illiquid. The total value of such security as of October 31, 2014 was $2,701,427 and represented 5.4% of Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

HKD — Hong Kong Dollar

JPY — Japanese Yen

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$47,618,815	$—	$2,701,427	$50,320,242
Repurchase Agreement	—	234,867	—	234,867
Time Deposits	—	32,485	—	32,485
Total Investments in Securities	$47,618,815	$267,352	$2,701,427	$50,587,594

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2013	$-
Transfers into Level 3	2,701,427
Ending Balance as of October 31, 2014	$2,701,427

For the year ended October 31, 2014, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of October 31, 2014 is $0.

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	October 31, 2014

Global X Fertilizers/Potash ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 10.7%
Basic Materials — 10.7%
Incitec Pivot	311,805	$797,560
Nufarm	204,901	891,532
TOTAL AUSTRALIA		1,689,092
CANADA— 10.5%
Basic Materials — 10.5%
Agrium	282	27,581
Agrium ^	8,713	852,306
Potash Corp of Saskatchewan	22,461	767,492
TOTAL CANADA		1,647,379
CHILE— 4.4%
Basic Materials — 4.4%
Sociedad Quimica y Minera de Chile ADR	29,305	695,408
CHINA— 7.7%
Basic Materials — 7.7%
China BlueChemical	1,517,716	538,183
Sinofert Holdings	4,414,885	671,751
TOTAL CHINA		1,209,934
GERMANY— 4.1%
Basic Materials — 4.1%
K+S	22,825	636,721
ISRAEL— 8.1%
Basic Materials — 8.1%
Israel Chemicals	90,971	612,390
The Israel Corp *	1,348	661,115
TOTAL ISRAEL		1,273,505
NETHERLANDS— 4.6%
Industrials — 4.6%
OCI *	20,905	727,871

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	October 31, 2014

Global X Fertilizers/Potash ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
NORWAY— 5.0%
Basic Materials — 5.0%
Yara International	17,199	$788,999
RUSSIA— 4.0%
Basic Materials — 4.0%
Uralkali GDR	35,106	627,344
SOUTH KOREA— 2.5%
Basic Materials — 2.5%
Namhae Chemical	50,448	398,399
SWITZERLAND— 4.1%
Basic Materials — 4.1%
Syngenta	2,089	646,375
TAIWAN— 4.6%
Basic Materials — 4.6%
Taiwan Fertilizer	410,982	728,287
TURKEY— 4.7%
Basic Materials — 4.7%
Bagfas Bandirma Gubre Fabrik	61,955	348,814
Gubre Fabrikalari	208,988	396,289
TOTAL TURKEY		745,103
UNITED STATES— 24.8%
Basic Materials — 24.8%
CF Industries Holdings	3,416	888,160
Intrepid Potash *	48,319	649,890
Mosaic	16,702	740,066
Scotts Miracle-Gro, Cl A	13,912	824,147
Terra Nitrogen	5,727	809,340
TOTAL UNITED STATES		3,911,603
TOTAL COMMON STOCK
(Cost $21,715,195)		15,726,020

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 11/03/14	19,179	19,179
1.799%, 11/03/14, AUD	8	7
0.005%, 11/03/14, HKD	1	—
TOTAL TIME DEPOSITS
(Cost $19,186)		19,186
TOTAL INVESTMENTS — 99.9%
(Cost $21,734,381)		$15,745,206

Percentages are based on Net Assets of $15,761,064.

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	October 31, 2014

Global X Fertilizers/Potash ETF

*	Non-income producing security.
^	Traded on U.S. Stock Exchange.
(1)	In U.S. Dollars unless otherwise indicated.

Amounts designated as “—“ are $0 or have been rounded to $0.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,726,020	$—	$—	$15,726,020
Time Deposits	—	19,186	—	19,186
Total Investments in Securities	$15,726,020	$19,186	$—	$15,745,206

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	October 31, 2014

Global X Junior Miners ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 18.9%
Basic Materials — 18.9%
Arrium	124,307	$36,604
Atlas Iron	63,604	18,729
Beadell Resources *	63,277	14,183
Evolution Mining	39,072	20,607
Independence Group	18,126	72,334
Jacana Minerals *(A)(B)	2,200	194
Lynas *	192,403	11,162
Medusa Mining	16,602	8,683
Mineral Resources	10,960	81,887
Mount Gibson Iron	57,369	22,692
Northern Star Resources	47,559	45,985
OceanaGold *	20,470	35,986
OZ Minerals	25,900	88,105
Paladin Energy *	55,505	15,856
PanAust	42,089	63,263
Regis Resources *	25,100	30,447
Resolute Mining *	52,795	14,850
Sandfire Resources	7,613	37,541
Silver Lake Resources *	36,693	8,870
Sirius Resources NL *	21,000	57,223
Sundance Resources *	219,096	11,940
Syrah Resources *	7,336	23,794
Western Areas	15,550	59,321
Whitehaven Coal *	53,600	71,378
TOTAL AUSTRALIA		851,634
BELGIUM— 1.3%
Basic Materials — 1.3%
Nyrstar	16,707	56,308
BERMUDA— 2.2%
Basic Materials — 2.2%
Petra Diamonds *	37,700	100,122

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	October 31, 2014

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL— 0.0%
Basic Materials — 0.0%
MMX Mineracao e Metalicos *	4,425	$757
CANADA— 39.7%
Basic Materials — 39.7%
African Barrick Gold	12,400	40,866
Alamos Gold	11,042	82,366
Argonaut Gold *	13,028	27,733
AuRico Gold	21,497	69,005
B2Gold *	72,349	120,640
Capstone Mining *	29,634	55,459
Centerra Gold	13,841	54,016
China Gold International Resources *	20,947	40,131
Continental Gold *	9,023	15,126
Denison Mines *	37,716	35,460
Detour Gold *	13,637	79,830
Dominion Diamond *	6,911	96,666
Dundee Precious Metals *	7,679	21,863
Endeavour Silver *	8,658	26,320
Fission Uranium *	29,845	21,177
Fortuna Silver Mines *	10,957	37,902
HudBay Minerals, Cl B	16,852	128,993
IAMGOLD	5,313	10,085
IAMGOLD ^	27,111	51,240
Ivanhoe Mines, Cl A *	44,558	33,593
Lake Shore Gold *	36,405	26,478
MAG Silver *	5,212	31,343
Nevsun Resources	2,788	9,422
Nevsun Resources^	14,224	48,219
Novagold Resources *	20,147	49,763
Pan American Silver	13,025	120,221
Premier Gold Mines *	12,609	20,242
Primero Mining *	13,809	47,155
Rio Alto Mining *	13,943	29,557
Rubicon Minerals *	3,930	3,311
Rubicon Minerals ^ *	26,241	22,357
Sandstorm Gold *	1,240	3,563
Sandstorm Gold ^ *	8,634	24,952
Seabridge Gold *	3,537	22,637
SEMAFO	23,878	58,242
Sherritt International	24,492	60,825
Silver Standard Resources *	6,999	30,586

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	October 31, 2014

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Silvercorp Metals	14,218	$17,062
Taseko Mines *	16,441	21,702
Thompson Creek Metals *	11,643	22,005
Torex Gold Resources *	62,634	66,664
TOTAL CANADA		1,784,777
CHINA— 0.8%
Basic Materials — 0.8%
Zhaojin Mining Industry	70,600	37,507
EGYPT— 1.6%
Basic Materials — 1.6%
Centamin	89,262	73,116
HONG KONG— 1.8%
Basic Materials — 0.7%
China Precious Metal Resources Holdings *	295,800	31,276
Energy — 1.1%
Shougang Fushan Resources Group	222,936	50,307
TOTAL HONG KONG		81,583
INDONESIA— 0.5%
Basic Materials — 0.5%
Aneka Tambang Persero	286,647	23,008
IRELAND— 0.6%
Basic Materials — 0.6%
Kenmare Resources *	230,419	25,325
JAPAN— 3.4%
Basic Materials — 3.4%
Pacific Metals	12,065	37,130
Toho Zinc	10,947	36,423
UACJ	21,562	77,320
TOTAL JAPAN		150,873
PERU— 0.5%
Basic Materials — 0.5%
Hochschild Mining	14,500	22,954
RUSSIA— 0.2%
Basic Materials — 0.2%
Raspadskaya *	20,351	8,233

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	October 31, 2014

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 4.9%
Basic Materials — 4.9%
Harmony Gold Mining ADR	20,743	$33,604
Northam Platinum *	19,917	61,245
Sibanye Gold ADR	17,203	126,442
TOTAL SOUTH AFRICA		221,291
TURKEY— 0.7%
Basic Materials — 0.7%
Koza Altin Isletmeleri	3,600	23,268
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	4,400	7,927
TOTAL TURKEY		31,195
UNITED KINGDOM— 2.4%
Basic Materials — 2.4%
African Minerals *	20,633	4,951
Ferrexpo	25,315	34,081
KAZ Minerals	18,800	69,238
TOTAL UNITED KINGDOM		108,270
UNITED STATES— 20.2%
Basic Materials — 20.2%
Alacer Gold	19,944	33,079
Allied Nevada Gold *	8,242	11,456
Alpha Natural Resources *	18,790	36,828
Arch Coal	18,385	39,711
Century Aluminum *	4,431	129,740
Cloud Peak Energy *	5,242	62,747
Coeur d'Alene Mines *	8,945	33,097
First Majestic Silver *	9,807	50,310
Gold Resource	3,945	15,346
Hecla Mining	29,624	64,580
McEwen Mining *	19,321	23,958
Molycorp *	16,128	22,257
RTI International Metals *	2,618	61,654
Stillwater Mining *	10,268	134,819
SunCoke Energy *	5,869	140,269
Westmoreland Coal *	1,370	50,101
TOTAL UNITED STATES		909,952
TOTAL COMMON STOCK
(Cost $6,967,359)		4,486,905

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	October 31, 2014

Global X Junior Miners ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.5%
Brown Brothers Harriman
0.030%, 11/03/14	22,076	$22,076
1.799%, 11/03/14, AUD	1	1
TOTAL TIME DEPOSITS
(Cost $22,077)		22,077
TOTAL INVESTMENTS — 100.2%
(Cost $6,989,436)		$4,508,982

Percentages are based on Net Assets of $4,498,744.

*	Non-income producing security.
^	Traded on U.S. Stock Exchange.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2014 was $194 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such security as of October 31, 2014 was $194 and represented 0.0% of Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$4,478,478	$8,233	$194	$4,486,905
Time Deposits	—	22,077	—	22,077
Total Investments in Securities	$4,478,478	$30,310	$194	$4,508,982

(a)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2014 the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

28

Statements of Assets and Liabilities
October 31, 2014

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Assets:
Cost of Investments	$327,433,551	$55,730,948	$37,550,972	$134,747,000
Cost of Repurchase Agreements	11,557,783	3,861,446	1,367,061	26,022,447
Cost of Affiliated Investments	—	3,490,013	—	186,834,515
Cost of Foreign Currency	—	—	3	—
Investments, at Value	$173,356,134 *	$26,636,962 *	$27,050,351 *	$92,154,896	*
Repurchase Agreement, at Value	11,557,783	3,861,446	1,367,061	26,022,447
Affiliated Investments, at Value	—	1,052,934	—	120,224,844
Foreign Currency, at Value	—	—	3	—
Cash	—	25,851 (1)	—	13,464	(1)
Receivable for Investment Securities Sold	9,019,905	—	1,365,028	—
Receivable for Fund Shares Sold	177,508	—	—	59,287
Dividend and Interest Receivable	5,657	43,154	42,678	104,953
Unrealized Appreciation on Spot Contracts	—	—	175	—
Reclaim Receivable	—	—	21,496	—
Total Assets	194,116,987	31,620,347	29,846,792	238,579,891

Liabilities:
Obligation to Return Securities Lending Collateral	11,557,783	3,887,297	1,367,061	26,035,911
Payable for Investment Securities Purchased	10,174,703	—	1,411,321	59,287
Payable for Capital Shares Redeemed	1,308,453	—	—	—
Payable due to Investment Adviser	107,712	19,035	15,503	128,081
Unrealized Depreciation on Spot Contracts	3,335	—	142	—
Total Liabilities	23,151,986	3,906,332	2,794,027	26,223,279
Net Assets	$170,965,001	$27,714,015	$27,052,765	$212,356,612
Net Assets Consist of:
Paid-in Capital	$464,563,650	$89,606,750	$48,418,512	$533,907,784
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	(55,245)	(6,566)	263,104	8,946,170
Accumulated Net Realized Loss on Investments	(139,458,887)	(30,355,104)	(11,136,783)	(221,295,568)
Net Unrealized Depreciation on Investments	(154,077,417)	(31,531,065)	(10,500,621)	(109,201,775)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(7,100)	—	8,553	1
Net Assets	$170,965,001	$27,714,015	$27,052,765	$212,356,612
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	19,600,000	2,874,758	3,250,000	18,265,071

Net Asset Value, Offering and Redemption Price Per Share	$8.72	$9.64	$8.32	$11.63
*Includes Market Value of Securities on Loan	$9,973,544	$2,993,071	$1,305,370	$22,806,229

(1)	Cash is restricted, received from securities on loan. (See Note 7 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

29

Statements of Assets and Liabilities
October 31, 2014

	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Assets:
Cost of Investments	$51,098,396	$21,734,381	$6,989,436
Cost of Repurchase Agreement	234,867	—	—
Cost of Foreign Currency	946,254	—	—
Investments, at Value	$50,352,727 *	$15,745,206	$4,508,982
Repurchase Agreement, at Value	234,867	—	—
Foreign Currency, at Value	951,278	—	—
Cash	25,096 (1)	—	—
Receivable for Investment Securities Sold	5,711,196	—	—
Dividend and Interest Receivable	26,936	15,136	1,584
Unrealized Appreciation on Spot Contracts	19	—	—
Due From Broker	—	1,146	—
Reclaim Receivable	—	22,326	982
Total Assets	57,302,119	15,783,814	4,511,548

Liabilities:
Payable for Investment Securities Purchased	5,703,426	13,173	5,559
Cash Overdraft	844,895	—	—
Obligation to Return Securities Lending Collateral	259,963	—	—
Payable for Fund Shares Redeemed	72,113	—	—
Payable due to Investment Adviser	32,443	9,556	2,910
Due To Broker	—	—	4,326
Unrealized Depreciation on Spot Contracts	56	21	9
Total Liabilities	6,912,896	22,750	12,804
Net Assets	$50,389,223	$15,761,064	$4,498,744
Net Assets Consist of:
Paid-in Capital	$102,817,437	$23,890,803	$10,218,961
Undistributed Net Investment Income/Accumulated Net Investment Loss	289,051	305,048	(2,782)
Accumulated Net Realized Loss on Investments	(51,971,515)	(2,444,190)	(3,237,043)
Net Unrealized Depreciation on Investments	(745,669)	(5,989,175)	(2,480,454)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(81)	(1,422)	62
Net Assets	$50,389,223	$15,761,064	$4,498,744
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,200,000	1,450,000	383,201

Net Asset Value, Offering and Redemption Price Per Share	$12.00	$10.87	$11.74
*Includes Market Value of Securities on Loan	$105,504	$—	$—

(1)	Cash is restricted, received from securities on loan. (See Note 7 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

30

Statements of Operations
For the year ended October 31, 2014

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Investment Income:
Dividend Income	$2,059,929	$—	$725,956	$898,967
Interest Income	403	25	23	401
Security Lending Income	144,806	267,811	21,974	1,284,830
Less: Foreign Taxes Withheld	(161,707)	—	(14,965)	(134,845)
Total Investment Income	2,043,431	267,836	732,988	2,049,353
Supervision and Administration Fees(1)	1,484,428	258,158	212,913	1,423,482
Total Expenses	1,484,428	258,158	212,913	1,423,482
Net Investment Income	559,003	9,678	520,075	625,871
Net Realized Loss on:
Investments (2)	(57,287,436)	(5,546,943)	(4,417,749)	(3,539,473)
Affiliated Investments (2)	—	(1,439,548)	—	(11,919,253)
Foreign Currency Transactions	(75,860)	(6,768)	(26,019)	(118,150)
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(57,363,296)	(6,993,259)	(4,443,768)	(15,576,876)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(23,882,526)	(5,547,128)	(645,170)	(13,583,687)
Affiliated Investments	—	(473,177)	—	(39,707,845)
Foreign Currency Translations	3,170	(26)	13,337	7
Net Change in Unrealized Depreciation on Investments, Affiliated Investments and Foreign Currency Translations	(23,879,356)	(6,020,331)	(631,833)	(53,291,525)
Net Realized and Unrealized Loss on Investments, Affiliated Investments and Foreign Currency Transactions and Translations	(81,242,652)	(13,013,590)	(5,075,601)	(68,868,401)
Net Decrease in Net Assets Resulting from Operations	$(80,683,649)	$(13,003,912)	$(4,555,526)	$(68,242,530)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

31

Statements of Operations
For the year ended October 31, 2014

	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Investment Income:
Dividend Income	$957,541	$580,990	$70,602
Interest Income	65	16	3
Security Lending Income	27,212	—	—
Less: Foreign Taxes Withheld	(155,566)	(60,238)	(7,393)
Total Investment Income	829,252	520,768	63,212
Supervision and Administration Fees(1)	414,670	134,650	38,507
Total Expenses	414,670	134,650	38,507
Net Investment Income	414,582	386,118	24,705
Net Realized Gain (Loss) on:
Investments (2)	(9,618,316)	(928,101)	(457,212)
Foreign Currency Transactions	817	1,856	485
Net Realized Loss on Investments and Foreign Currency Transactions	(9,617,499)	(926,245)	(456,727)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,635,225	(640,541)	(1,428,533)
Foreign Currency Translations	(2,565)	(2,080)	20
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	4,632,660	(642,621)	(1,428,513)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(4,984,839)	(1,568,866)	(1,885,240)
Net Decrease in Net Assets Resulting from Operations	$(4,570,257)	$(1,182,748)	$(1,860,535)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

32

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income (Loss)	$559,003	$1,799,528	$9,678	$(219,006)
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions(1)	(57,363,296)	(52,723,423)	(6,993,259)	(14,771,461)
Net Change in Unrealized Depreciation on Investments, Affiliated Investments and Foreign Currency Translations	(23,879,356)	(137,292,070)	(6,020,331)	(16,783,162)
Net Decrease in Net Assets Resulting from Operations	(80,683,649)	(188,215,965)	(13,003,912)	(31,773,629)
Dividends and Distributions from:
Net Investment Income	(1,275,569)	(3,117,053)	—	(1,890,494)
Total Dividends and Distributions	(1,275,569)	(3,117,053)	—	(1,890,494)
Capital Share Transactions:
Issued	50,580,032	62,405,000	16,427,825	25,777,500
Redeemed	(15,895,569)	(38,799,000)	(7,729,518)	(1,345,123)
Increase in Net Assets from Capital Share Transactions	34,684,463	23,606,000	8,698,307	24,432,377
Total Decrease in Net Assets	(47,274,755)	(167,727,018)	(4,305,605)	(9,231,746)
Net Assets:
Beginning of Year	218,239,756	385,966,774	32,019,620	41,251,366
End of Year	$170,965,001	$218,239,756	$27,714,015	$32,019,620
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	$(55,245)	$342,851	$(6,566)	$(1,387,052)
Share Transactions:
Issued	4,000,000	3,450,000	1,050,000	1,287,500	(2)
Redeemed	(1,350,000)	(1,950,000)	(550,000)	(100,242	)(2)
Net Increase in Shares Outstanding from Share Transactions	2,650,000	1,500,000	500,000	1,187,258

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 4 reverse share split on May 16, 2013. (See Note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

33

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income	$520,075	$503,553	$625,871	$679,183
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions(1)	(4,443,768)	(4,403,652)	(15,576,876)	(117,718,649)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	(631,833)	(2,860,215)	(53,291,525)	70,217,355
Net Decrease in Net Assets Resulting from Operations	(4,555,526)	(6,760,314)	(68,242,530)	(46,822,111)
Dividends and Distributions from:
Net Investment Income	(225,417)	(1,026,703)	(734,117)	(2,536,311)
Total Dividends and Distributions	(225,417)	(1,026,703)	(734,117)	(2,536,311)
Capital Share Transactions:
Issued	4,282,425	13,827,500	170,458,752	33,324,000
Redeemed	(5,276,910)	(4,253,000)	(7,996,486)	(762,848)
Increase (Decrease) in Net Assets from Capital Share Transactions	(994,485)	9,574,500	162,462,266	32,561,152
Total Increase (Decrease) in Net Assets	(5,775,428)	1,787,483	93,485,619	(16,797,270)
Net Assets:
Beginning of Year	32,828,193	31,040,710	118,870,993	135,668,263
End of Year	$27,052,765	$32,828,193	$212,356,612	$118,870,993
Undistributed (Distributions in Excess of) Net Investment Income	$263,104	$(43,214)	$8,946,170	$15,720
Share Transactions:
Issued	450,000	1,350,000	10,600,000	1,816,667	(2)
Redeemed	(550,000)	(400,000)	(550,000)	(51,596	)(2)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	950,000	10,050,000	1,765,071

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 4 reverse share split on May 16, 2013. (See Note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

34

Statements of Changes in Net Assets

	Global X Lithium ETF		Global X Fertilizers/Potash ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income	$414,582	$119,219	$386,118	$485,091
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(9,617,499)	(6,709,625)	(926,245)	(102,022)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	4,632,660	1,798,258	(642,621)	(3,832,165)
Net Decrease in Net Assets Resulting from Operations	(4,570,257)	(4,792,148)	(1,182,748)	(3,449,096)
Dividends and Distributions from:
Net Investment Income	(160,079)	(1,597,778)	(366,898)	(330,509)
Total Dividends and Distributions	(160,079)	(1,597,778)	(366,898)	(330,509)
Capital Share Transactions:
Issued	10,505,000	—	—	4,105,000
Redeemed	(6,490,918)	(12,375,500)	(5,553,179)	(5,845,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,014,082	(12,375,500)	(5,553,179)	(1,740,000)
Total Decrease in Net Assets	(716,254)	(18,765,426)	(7,102,825)	(5,519,605)
Net Assets:
Beginning of Year	51,105,477	69,870,903	22,863,889	28,383,494
End of Year	$50,389,223	$51,105,477	$15,761,064	$22,863,889
Undistributed (Distributions in Excess of) Net Investment Income	$289,051	$(95,185)	$305,048	$302,042
Share Transactions:
Issued	750,000	—	—	350,000
Redeemed	(500,000)	(900,000)	(500,000)	(450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	250,000	(900,000)	(500,000)	(100,000)

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

35

Statements of Changes in Net Assets

	Global X Junior Miners ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income	$24,705	$22,860
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(456,727)	(600,164)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(1,428,513)	(1,296,295)
Net Decrease in Net Assets Resulting from Operations	(1,860,535)	(1,873,599)
Dividends and Distributions from:
Net Investment Income	—	(337,710)
Total Dividends and Distributions	—	(337,710)
Capital Share Transactions:
Issued	2,436,603	5,786,500
Redeemed	(1,614,086)	(748,458)
Increase in Net Assets from Capital Share Transactions	822,517	5,038,042
Total Increase (Decrease) in Net Assets	(1,038,018)	2,826,733
Net Assets:
Beginning of Year	5,536,762	2,710,029
End of Year	$4,498,744	$5,536,762
Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	$(2,782)	$(32,081)
Share Transactions:
Issued	150,000	300,000	(2)
Redeemed	(100,000)	(50,132	)(2)
Net Increase in Shares Outstanding from Share Transactions	50,000	249,868

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 3 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

36

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Silver Miners ETF
2014	12.88	0.03	(4.12)	(4.09)	(0.07)	—	(0.07)	8.72	(31.85)	170,965	0.65		0.24		24.23
2013	24.98	0.11	(12.01)	(11.90)	(0.20)	—	(0.20)	12.88	(47.97)	218,240	0.65		0.67		23.79
2012	23.66	0.13	1.23	1.36	(0.04)	—	(0.04)	24.98	5.76	385,967	0.65		0.62		18.13
2011	20.20	0.04	3.66	3.70	(0.24)	—	(0.24)	23.66	18.20	363,106	0.65		0.16		26.50
2010(1)	14.50	0.05	5.65	5.70	—	—	—	20.20	39.31	171,672	0.65	†	0.61	†	0.35
Global X Gold Explorers ETF
2014	13.48	—	(3.84)	(3.84)	—	—	—	9.64	(28.49)	27,714	0.65		0.02		29.94
2013(2)	34.72	(0.12)	(19.68)	(19.80)	(1.44)	—	(1.44)	13.48	(59.16)	32,020	0.65		(0.65)		31.73
2012(2)	53.44	(0.24)	(17.46)	(17.70)	(1.02)	—	(1.02)	34.72	(33.42)	41,251	0.65		(0.65)		43.12
2011(2)(3)	61.96	(0.42)	(8.10)	(8.52)	—	—	—	53.44	(13.75)	27,392	0.65	†	(0.65	)†	29.96
Global X Copper Miners ETF
2014	9.80	0.15	(1.56)	(1.41)	(0.07)	—	(0.07)	8.32	(14.49)	27,053	0.65		1.59		15.77
2013	12.93	0.17	(2.87)	(2.70)	(0.43)	—	(0.43)	9.80	(21.69)	32,828	0.65		1.63		37.06
2012	14.92	0.24	(1.32)	(1.08)	(0.57)	(0.34)	(0.91)	12.93	(7.08)	31,041	0.65		1.84		28.90
2011	16.63	0.35	(1.97)	(1.62)	(0.09)	—	(0.09)	14.92	(9.85)	45,517	0.65		1.91		15.78
2010(1)	14.40	—	2.23	2.23	—	—	—	16.63	15.49	29,929	0.65	†	0.06	†	1.36
Global X Uranium ETF
2014	14.47	0.04	(2.80)	(2.76)	(0.08)	—	(0.08)	11.63	(19.18)	212,357	0.69		0.30		20.90
2013(4)	21.03	0.09	(6.28)	(6.19)	(0.37)	—	(0.37)	14.47	(29.88)	118,871	0.69		0.51		73.16
2012(4)	30.27	0.08	(9.32)	(9.24)	—	—	—	21.03	(30.53)	135,668	0.69		0.30		55.90
2011(4)(5)	50.34	0.44	(19.34)	(18.90)	(1.17)	—	(1.17)	30.27	(38.70)	199,349	0.69	†	1.10	†	24.17

(1)	The Fund commenced operations on April 19, 2010.
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements
(3)	The Fund commenced operations on November 3, 2010.
(4)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements
(5)	The Fund commenced operations on November 4, 2010.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

37

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Lithium ETF
2014	12.94	0.10	(1.00)	(0.90)	(0.04)	—	(0.04)	12.00	(6.97)	50,389	0.75		0.75		43.37
2013	14.41	0.03	(1.15)	(1.12)	(0.35)	—	(0.35)	12.94	(8.00)	51,105	0.75		0.21		38.46
2012	15.90	0.21	(1.68)	(1.47)	(0.02)	—	(0.02)	14.41	(9.25)	69,871	0.75		1.40		28.78
2011	19.83	(0.04)	(3.62)	(3.66)	(0.25)	(0.02)	(0.27)	15.90	(18.86)	107,301	0.75		(0.22)		24.87
2010(2)	15.51	(0.03)	4.35	4.32	—	—	—	19.83	27.85	78,317	0.75	†	(0.62	)†	5.55
Global X Fertilizers/Potash ETF
2014	11.73	0.23	(0.90)	(0.67)	(0.19)	—	(0.19)	10.87	(5.79)	15,761	0.69		1.98		18.79
2013	13.85	0.25	(2.21)	(1.96)	(0.16)	—	(0.16)	11.73	(14.33)	22,864	0.69		1.93		14.12
2012	14.06	0.19	(0.29)	(0.10)	(0.09)	(0.02)	(0.11)	13.85	(0.61)	28,383	0.69		1.42		24.05
2011(3)	15.05	0.06	(1.05)	(0.99)	—	—	—	14.06	(6.58)	35,160	0.69	†	0.90	†	7.55
Global X Junior Miners ETF
2014	16.62	0.07	(4.95)	(4.88)	—	—	—	11.74	(29.36)	4,499	0.69		0.44		27.75
2013(1)	32.52	0.12	(12.64)	(12.52)	(3.38)	—	(3.38)	16.62	(42.49)	5,537	0.69		0.60		37.23
2012(1)	34.59	(0.18)	(1.03)	(1.21)	(0.86)	—	(0.86)	32.52	(3.16)	2,710	0.75		(0.57)		167.10
2011(1)(4)	45.12	(0.20)	(10.33)	(10.53)	—	—	—	34.59	(23.34)	2,882	0.75	†	(0.77	)†	28.23

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 9 in the Notes to Financial Statements.
(2)	The Fund commenced operations on July 22, 2010.
(3)	The Fund commenced operations on May 25, 2011.
(4)	The Fund commenced operations on March 16, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38

Notes to Financial Statements
October 31, 2014

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2014, the Trust had eighty-eight portfolios, forty of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Fertilizers/Potash ETF and Global X Junior Miners ETF (the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been

39

Notes to Financial Statements (continued)
October 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (“Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2014, there were $2,701,427 and $194 of fair valued securities in the Global X Lithium ETF and Global X Junior Miners ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

40

Notes to Financial Statements (continued)
October 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of October 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X Lithium ETF

Quantitative information about Level 3 fair value measurements

Assets	Fair Value at 10/31/14	Valuation Technique(s)	Unobservable Input	Discount Percentage Range
Common Stock	$2,701,427	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	9% to 87%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2014. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

41

Notes to Financial Statements (continued)
October 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At October 31, 2014, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received	Received	Net Amount(1)
Global X Silver Miners ETF
Barclays	$10,000,000	$10,000,000	$-	$-
Deutsche Bank	1,557,783	1,557,783	-	-
Global X Gold Explorers ETF
Deutsche Bank	3,861,446	3,861,446	-	-
Global X Copper Miners ETF
Deutsche Bank	1,367,061	1,367,061	-	-
Global X Uranium ETF
Barclays	25,000,000	25,000,000	-	-
Deutsche Bank	1,022,447	1,022,447		-
Global X Lithium ETF
Deutsche Bank	234,867	234,867	-	-

(1) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

42

Notes to Financial Statements (continued)
October 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit		Value at October
	Shares	Creation Fee	31, 2014	Redemption Fee
Global X Silver Miners ETF	50,000	$1,000	$436,000	$1,000
Global X Gold Explorers ETF	50,000	1,000	482,000	1,000
Global X Copper Miners ETF	50,000	1,000	416,000	1,000
Global X Uranium ETF	50,000	1,000	581,500	1,000
Global X Lithium ETF	50,000	1,000	600,000	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	543,500	1,000
Global X Junior Miners ETF	50,000	1,000	587,000	1,000

43

Notes to Financial Statements (continued)
October 31, 2014

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%
Global X Junior Miners ETF	0.69%

The Adviser and MCCA Lithium ETF, LLC (“MCCA”), a single purpose limited liability firm, have an agreement, pursuant to which MCCA has agreed to assist the Adviser, in its capacity as sponsor of the Global X Lithium ETF, by providing initial capital and additional financial resources to the Adviser in connection with the listing, launch and the continuing operation of the Global X Lithium Fund. In return, the Adviser has agreed to compensate MCCA for its financial assistance to the Adviser with respect to the Global X Lithium ETF by sharing with MCCA fifty percent (50%) of the Adviser’s Net Profits with respect to the Global X Lithium ETF. For this purpose, the term Net Profits means, for any calendar quarter, the total management fees received by the Adviser with respect to the Global X Lithium ETF less direct expenses, marketing expenses and overhead expenses for the Global X Lithium ETF during such quarter. In the event that there are no Net Profits with respect to the Global X Lithium ETF in any calendar quarter, MCCA shall pay fifty percent of the negative shortfall in Net Profits to the Adviser. The agreement between the parties does not contemplate that MCCA or any of its affiliates will be involved directly or indirectly in the distribution of shares of the Global X Lithium ETF.

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements

44

Notes to Financial Statements (continued)
October 31, 2014

3. RELATED PARTY TRANSACTIONS (continued)

and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

Brown Brothers Harriman & Co. (“BBH”), located at 40 Water Street, Boston, MA 02109, serves as Custodian of Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

At October 31, 2014, Global X Gold Explorers ETF and Global X Uranium ETF own greater than 5% of the outstanding shares of the following common stocks. These investments are noted as “Affiliated Investment” in the Schedules of Investments.

The following is a summary of the transactions with affiliates for the year ended October 31, 2014:

			Changes in
			Unrealized
Value At	Purchases at	Proceeds	Appreciation	Realized	Value at	Dividend
10/31/2013	Cost	from Sales	(Depreciation)	Loss	10/31/2014	Income
Global X Gold Explorers ETF
Gold Canyon Resources
$2,457,145	$1,213,031	$(704,517)	$(473,177)	$(1,439,548)	$1,052,934	$-
Global X Uranium ETF
Bannerman Resources
$868,809	$1,132,296	$(706,265)	$2,857,923	$(3,015,411)	$1,137,352	$-
Berkeley Resources
1,788,653	2,048,488	(709,021)	188,627	(752,271)	2,564,476	-
Denison Mines
9,913,657	26,843,613	(1,267,875)	(9,750,299)	(639,076)	25,100,020	-
Energy Fuels
4,066,327	9,100,184	(426,348)	(2,726,038)	(25,336)	9,988,789	-

45

Notes to Financial Statements (continued)
October 31, 2014

3. RELATED PARTY TRANSACTIONS (concluded)

			Changes in
			Unrealized
Value At	Purchases at	Proceeds	Appreciation	Realized	Value at	Dividend
10/31/2013	Cost	from Sales	(Depreciation)	Loss	10/31/2014	Income
Fission 3.0
$-	$1,791,654	$(282,790)	$(480,181)	$(17,831)	$1,010,852	$-
Greenland Minerals & Energy
7,878,640	4,809,124	(2,356,281)	(3,462,129)	(3,440,856)	3,428,498	-
Greenland Minerals & Energy Warrant
-	-	-	8,636	-	8,636	-
Laramide Resources
1,039,006	2,509,028	(136,937)	(1,071,343)	(91,501)	2,248,253	-
Mega Uranium
695,671	3,059,592	(285,781)	959,254	(1,689,001)	2,739,735	-
Silex Systems
5,464,944	8,922,736	(381,560)	(8,017,451)	(51,459)	5,937,210	-
UEX
3,969,361	5,151,446	(1,547,524)	(1,700,101)	(1,261,783)	4,611,399	-
Uranerz Energy
3,147,270	7,615,578	(520,710)	(2,200,568)	(267,221)	7,774,349	-
Uranium Energy
4,438,157	9,611,523	(374,045)	(4,353,372)	(151,108)	9,171,155	-
Uranium Participation
8,314,806	27,490,564	(1,070,072)	(2,627,251)	(952)	32,107,095	-
Uranium Resources
1,362,383	5,891,106	(169,343)	(3,010,684)	(42,767)	4,030,695	-
Ur-Energy
5,464,983	9,085,928	(1,389,033)	(4,322,868)	(472,680)	8,366,330	-
Totals:
$58,412,667	$125,062,860	$(11,623,585)	$(39,707,845)	$(11,919,253)	$120,224,844	$-

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$54,484,368	$57,038,086
Global X Gold Explorers ETF	11,478,809	11,613,932
Global X Copper Miners ETF	5,572,284	5,132,154
Global X Uranium ETF	42,870,166	42,829,944
Global X Lithium ETF	23,701,164	23,670,550
Global X Fertilizers/Potash ETF	3,659,841	3,978,278
Global X Junior Miners ETF	1,560,360	1,537,167

46

Notes to Financial Statements (continued)
October 31, 2014

4. INVESTMENT TRANSACTIONS (concluded)

For the years ended October 31, 2014, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain
Global X Silver Miners ETF	$50,460,864	$15,836,571	$1,273,352
Global X Gold Explorers ETF	16,459,659	7,748,634	874,815
Global X Copper Miners ETF	4,274,343	5,265,265	522,868
Global X Uranium ETF	170,157,507	7,973,974	1,260,399
Global X Lithium ETF	8,850,976	5,301,237	1,530,749
Global X Fertilizers/Potash ETF	-	5,184,776	126,429
Global X Junior Miners ETF	2,439,784	1,615,215	225,508

For the years ended October 31, 2013, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$62,443,359	$38,771,921	$1,251,715
Global X Gold Explorers ETF	25,834,037	1,349,849	155,061
Global X Copper Miners ETF	13,814,170	4,245,214	436,241
Global X Uranium ETF	32,740,034	732,362	81,522
Global X Lithium ETF	-	11,644,475	1,923,524
Global X Fertilizers/Potash ETF	3,815,379	5,411,456	251,851
Global X Junior Miners ETF	5,760,364	742,029	(19,792)

During the year ended October 31, 2014, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to distribution reclassifications, investment in master limited partnership, return of capital, foreign currency, redemptions in-kind and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2014.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Global X Silver Miners ETF	$(485,602)	$318,470	$167,132
Global X Gold Explorers ETF	(1,924,675)	1,370,808	553,867
Global X Copper Miners ETF	467,483	11,660	(479,143)
Global X Uranium ETF	(1,823,627)	9,038,696	(7,215,069)
Global X Lithium ETF	1,518,415	129,733	(1,648,148)
Global X Fertilizers/Potash ETF	105,404	(16,214)	(89,190)
Global X Junior Miners ETF	221,594	4,594	(226,188)

These reclassifications have no impact on net assets or net asset value per share.

47

Notes to Financial Statements (continued)
October 31, 2014

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years ended October 31, 2014 and 2013 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Silver Miners ETF
2014	$1,275,569	$–	$–	$1,275,569
2013	3,117,053	–	–	3,117,053
Global X Gold Explorers ETF
2014	$–	$–	$–	$–
2013	1,890,494	–	–	1,890,494
Global X Copper Miners ETF
2014	$225,417	$–	$–	$225,417
2013	1,026,703	–	–	1,026,703
Global X Uranium ETF
2014	$734,117	$–	$–	$734,117
2013	2,536,311	–	–	2,536,311
Global X Lithium ETF
2014	$160,079	$–	$–	$160,079
2013	1,597,778	–	–	1,597,778
Global X Fertilizers/Potash ETF
2014	$366,898	$–	$–	$366,898
2013	330,509	–	–	330,509
Global X Junior Miners ETF
2014	$–	$–	$–	$–
2013	337,710	–	–	337,710

As of October 31,2014, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Undistributed Ordinary Income	$–	$–	$472,475	$8,992,689
Capital Loss Carryforwards	(123,324,501)	(16,217,215)	(8,437,959)	(173,560,460)
Unrealized Depreciation on Investments and Foreign Currency	(170,233,869)	(45,675,521)	(13,400,254)	(156,983,392)
Late Year Loss Deferral *	(40,279)	–	–	–
Other Temporary Differences	–	1	(9)	(9)
Total Accumulated Losses	$(293,598,649)	$(61,892,735)	$(21,365,747)	$(321,551,172)

	Global X Funds
	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Undistributed Ordinary Income	$301,758	$305,028	$28,543
Capital Loss Carryforwards	(51,683,786)	(2,414,103)	(2,897,051)
Unrealized Depreciation on Investments and Foreign Currency	(1,046,181)	(6,020,657)	(2,851,710)
Other Temporary Differences	(5)	(7)	1
Total Accumulated Losses	$(52,428,214)	$(8,129,739)	$(5,720,217)

*Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2014 through October 31, 2014.

48

Notes to Financial Statements (continued)
October 31, 2014

5. TAX INFORMATION (concluded)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2014, the Funds that had capital loss carryforwards are listed below:

	Global X Silver	Global X Gold	Global X	Global X	Global X Junior
Expiration Date	Miners ETF	Explorers ETF	Uranium ETF	Lithium ETF	Miners ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308	$506,011

During the fiscal year ended October 31, 2014, no Funds utilized capital loss carryforwards to offset capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$18,061,290	$96,829,746	$114,891,036
Global X Gold Explorers ETF	5,158,634	10,927,605	16,086,239
Global X Copper Miners ETF	2,044,539	6,393,420	8,437,959
Global X Uranium ETF	40,611,362	120,243,300	160,854,662
Global X Lithium ETF	9,532,302	34,822,176	44,354,478
Global X Fertilizers/Potash ETF	900,313	1,513,790	2,414,103
Global X Junior Miners ETF	1,601,784	789,256	2,391,040

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2014 were as follows:

		Aggregated Gross	Aggregated Gross
		Unrealized	Unrealized	Net Unrealized
Global X Funds	Federal Tax Cost	Appreciation	Depreciation	Depreciation
Global X Silver Miners ETF	$355,140,686	$-	$(170,226,769)	$(170,226,769)
Global X Gold Explorers ETF	77,226,863	-	(45,675,521)	(45,675,521)
Global X Copper Miners ETF	41,826,219	208,409	(13,617,216)	(13,408,807)
Global X Uranium ETF	395,385,580	8,636	(156,992,029)	(156,983,393)
Global X Lithium ETF	51,633,694	7,979,235	(9,025,335)	(1,046,100)
Global X Fertilizers/Potash ETF	21,764,441	647,711	(6,666,946)	(6,019,235)
Global X Junior Miners ETF	7,360,754	101,910	(2,953,682)	(2,851,772)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

49

Notes to Financial Statements (continued)
October 31, 2014

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Asset and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the statement of assets and liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the

50

Notes to Financial Statements (continued)
October 31, 2014

7. LOANS OF PORTFOLIO SECURITIES (concluded)

securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2014, the value of securities on loan was $9,973,544, $2,993,071, $1,305,370, $22,806,229 and $105,504 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $11,557,783, $3,861,446, $1,367,061, $26,022,447 and $234,867 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively.

At October 31, 2014, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Silver Miners ETF
BNP Prime Brokerage	$120	$150
Credit Suisse	498,475	594,310
Deutsche Bank Securities	1,941,774	2,445,360
Goldman Sachs & Co.	2,568,912	2,943,000
JPMorgan	662,350	810,500
Merrill Lynch Pierce Fenner & Smith	940,215	1,053,768
National Financial Services	2,919,081	3,201,804
Nomura Securities	23,577	27,264
UBS Securities	419,040	481,627
Global X Gold Explorers ETF
Barclays Capital	916,876	1,167,835
Credit Suisse	782,941	932,890
Deutsche Bank Securities	19,028	28,400
JPMorgan	734,277	952,363
Morgan Stanley	537,708	802,549
Nomura Securities	2,241	3,260
Global X Copper Miners ETF
Credit Suisse	1,231,108	1,288,371
Merrill Lynch Pierce Fenner & Smith	64,523	68,370
UBS Securities	9,739	10,320
Global X Uranium ETF
Barclays Capital	687,060	943,737
BNP Prime Brokerage	248,348	300,000
Citigroup	3,925,069	4,204,195
Credit Suisse	178,436	192,500
Deutsche Bank Securities	1,748,571	1,902,550
Goldman Sachs & Co.	876,501	972,800
JPMorgan	7,465,984	8,273,789
Macquarie Capital	173,338	187,000
Merrill Lynch Pierce Fenner & Smith	1,659,483	1,792,866
Morgan Stanley	4,645,210	5,992,818
UBS Securities	1,198,229	1,273,656
Global X Lithium ETF
Citigroup	126	1,417
Credit Suisse	36,119	156,633
Goldman Sachs & Co.	66,270	74,716
JPMorgan	2,838	25,600
Morgan Stanley	45	400
Nomura Securities	106	1,197

51

Notes to Financial Statements (concluded)
October 31, 2014

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X Gold Explorers ETF, Global X Uranium ETF and the Global X Junior Miners ETF executed a reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse split are as follows:

Fund Name	Ratio
Global X Gold Explorers ETF	1:4
Global X Uranium ETF	1:3
Global X Junior Miners ETF	1:3

10. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as the date the financial statements were issued, except as follows:

Subsequent to the October 31, 2014 fiscal year end, the following portfolio of the Trust commenced operations:

Fund Name	Commenced Operations
Global X GF China Bond ETF	November 18, 2014

52

Report of Independent Registered Public Accounting Firm
October 31, 2014

The Board of Trustees and Shareholders of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Fertilizers/Potash ETF, and Global X Junior Miners ETF (seven of the series constituting Global X Funds) (the “Funds”) as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Global X Silver Miners ETF, Global X Copper Miners ETF and Global X Lithium ETF for each of the periods presented through October 31, 2010 were audited by other auditors whose report dated December 23, 2010, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years or periods then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 29, 2014

53

Disclosure Of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

54

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$697.60	0.65%	$2.78
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$695.00	0.65%	$2.78
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$885.10	0.65%	$3.09
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X Uranium ETF
Actual Fund Return	$1,000.00	$757.70	0.69%	$3.06
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Lithium ETF
Actual Fund Return	$1,000.00	$916.40	0.75%	$3.62
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$916.50	0.69%	$3.33
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Junior Miners ETF
Actual Fund Return	$1,000.00	$715.40	0.69%	$2.98
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

(1)Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period.)

55

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

56

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	40[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), Director, President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	40[3]	Director of Bayview Acquisition Corp. (since 2010).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	40[3]	None.

57

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2014.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013).	40[3]	None.
Jose C. Gonzalez 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Chief Operating Officer (since 2008); Chief Compliance Officer (2008-5/2014), Treasurer, Principal Accounting Officer and Chief Financial Officer (2008-9/2014)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	N/A	N/A
Thomas K. Lynch 623 Fifth Ave, 15th floor New York, NY 10022 (1956)	Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2014); Chief Compliance Officer (since 5/2014).	Chief Compliance Officer, GXMC (since 5/2014); Senior Compliance Officer, GXMC (2/2014 - 4/2014); Compliance, Financial and Operations Consultant (2013); Chief Compliance Officer, Van Eck Associates (12/ 2006 - 2/ 2013).	N/A	N/A
Daphne Tippens Chisolm 11524-C Providence Road, Suite 236 Charlotte, NC 28277 (1969)	Secretary (since 2012)	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm).	N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

58

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Funds Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A
[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2014, the Trust had eighty-eight investment portfolios, forty of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

59

Notice To Shareholders (unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2014, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X Silver Miners ETF	0.00%	100.00%	100.00%	44.50%	100.00%	0.00%	0.00%	0.00%	0.00%
Global X Gold Explorers ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Copper Miners ETF	0.00%	100.00%	100.00%	66.71%	100.00%	0.00%	0.00%	0.00%	4.13%
Global X Uranium ETF	0.00%	100.00%	100.00%	0.00%	36.52%	0.00%	0.00%	0.00%	7.06%
Global X Lithium ETF	0.00%	100.00%	100.00%	14.79%	100.00%	0.00%	0.00%	0.00%	43.92%
Global X Fertilizers/Potash ETF	0.00%	100.00%	100.00%	23.42%	100.00%	0.00%	0.00%	0.00%	14.10%
Global X Junior Miners ETF	0.00%	100.00%	100.00%	25.54%	100.00%	0.00%	0.00%	0.00%	100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.  However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2014, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Silver Miners ETF	$-	$-
Global X Gold Explorers ETF	-	-
Global X Copper Miners ETF	732,686	9,704
Global X Uranium ETF	898,967	55,752
Global X Lithium ETF	732,388	125,360
Global X Fertizers/Potash ETF	422,330	60,237
Global X Junior Miners ETF	50,561	7,393

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV.

60

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian:

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-001-0600

Global X China Consumer ETF (ticker: CHIQ)

Global X China Energy ETF (ticker: CHIE)

Global X China Financials ETF (ticker: CHIX)

Global X China Industrials ETF (ticker: CHII)

Global X China Materials ETF (ticker: CHIM)

Global X NASDAQ China Technology ETF (ticker: QQQC)

Global X Southeast Asia ETF (ticker: ASEA)

(formerly Global X FTSE ASEAN 40 ETF)

Global X FTSE Andean 40 ETF (ticker: AND)

Global X MSCI Colombia ETF (ticker: GXG)

(formerly Global X FTSE Colombia 20 ETF)

Global X Brazil Mid Cap ETF (ticker: BRAZ)

Global X Brazil Consumer ETF (ticker: BRAQ)

Global X Brazil Financials ETF (ticker: BRAF)

Global X MSCI Argentina ETF (ticker: ARGT)

(formerly Global X FTSE Argentina 20 ETF)

Global X FTSE Greece 20 ETF (ticker: GREK)

Global X MSCI Norway ETF (ticker: NORW)

(formerly Global X FTSE Norway 30 ETF)

Global X FTSE Nordic Region ETF (ticker: GXF)

Global X Central Asia & Mongolia Index ETF (ticker: AZIA)

Global X MSCI Nigeria ETF (ticker: NGE)

(formerly Global X Nigeria Index ETF)

Global X Next Emerging & Frontier ETF (ticker: EMFM)

Global X FTSE Portugal 20 ETF (ticker: PGAL)

Annual Report

October 31, 2014

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)

Global X China Consumer ETF

Global X China Consumer ETF

The Global X China Consumer ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Consumer Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the consumer sector in China. It is comprised of selected companies which have their main business operations in the consumer sector and are domiciled in China or have their main business operations in that country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the first ETF worldwide focused exclusively on the consumer sector in China.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 12.09%, while the Index decreased 12.43%. The Fund had a net asset value of $15.87 per share on October 31, 2013 and ended the reporting period with a net asset value of $13.82 on October 31, 2014.

During the reporting period, the highest returns came from E-Commerce China Dangdang and ANTA Sports Products, which returned 48.36% and 42.29%, respectively. The worst performers were Labixiaoxin Snacks Group and Biostime International Holdings, which returned -73.71% and -69.35%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Consumer ETF	-12.09%	-11.60%	-2.50%	-1.62%	-1.79%	-1.82%
Solactive China Consumer Index	-12.43%	-12.43%	-2.36%	-2.36%	-1.50%	-1.50%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	15.61%	15.61%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Management Discussion of Fund Performance (unaudited)

Global X China Energy ETF

Global X China Energy ETF

The Global X China Energy ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Energy Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the energy sector in China. It is comprised of selected companies which have their main business operations in the energy sector and are domiciled in China or have their main business operations in that country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the energy sector in China.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund increased 1.34%, while the Index increased 2.52%. The Fund had a net asset value of $15.11 per share on October 31, 2013 and ended the reporting period with a net asset value of $15.03 on October 31, 2014.

During the reporting period, the highest returns came from Xinjiang Goldwind Science & Technology and Huadian Power International, which returned 78.47% and 64.40%, respectively. The worst performers were Anton Oilfield Services Group and LDK Solar, which returned -66.14% and -62.96%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Energy ETF	1.34%	1.40%	4.87%	5.77%	1.35%	1.28%
Solactive China Energy Index	2.52%	2.52%	5.82%	5.82%	2.28%	2.28%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	15.47%	15.47%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 15, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

2

Management Discussion of Fund Performance (unaudited)

Global X China Financials ETF

Global X China Financials ETF

The Global X China Financials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Financials Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the financial sector in China. It is comprised of selected companies which have their main business operations in the financial sector and are domiciled in China or have their main business operations in that country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the financial sector in China.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund increased 2.08%, while the Index increased 2.52%. The Fund had a net asset value of $13.29 per share on October 31, 2013 and ended the reporting period with a net asset value of $13.50 on October 31, 2014.

During the reporting period, the highest returns came from China Taiping Insurance Holdings and China Everbright, which returned 44.74% and 35.04%, respectively. The worst performers were Agile Property Holdings and Greentown China Holdings, which returned -49.35% and -48.33%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Financials ETF	2.08%	2.32%	8.55%	9.08%	-0.83%	-0.91%
Solactive China Financials Index	2.52%	2.52%	9.07%	9.07%	-0.50%	-0.50%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	15.54%	15.54%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 10, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

3

Management Discussion of Fund Performance (unaudited)

Global X China Industrials ETF

Global X China Industrials ETF

The Global X China Industrials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Industrials Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the industrial sector in China. It is comprised of selected companies which have their main business operations in the industrial sector and are domiciled in China or have their main business operations in that country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the first ETF worldwide focused exclusively on the industrial sector in China.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund increased 8.13%, while the Index increased 7.82%. The Fund had a net asset value of $12.14 per share on October 31, 2013 and ended the reporting period with a net asset value of $12.93 on October 31, 2014.

During the reporting period, the highest returns came from China Zhongwang Holdings and Sunny Optical Technology Group, which returned 74.39% and 69.54%, respectively. The worst performers were Zoomlion Heavy Industry Science & Technology and Sany Heavy Equipment International Holdings, which returned -45.73% and -23.24%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Industrials ETF	8.13%	9.52%	5.38%	6.32%	-2.74%	-2.65%
Solactive China Industrials Index	7.82%	7.82%	5.70%	5.70%	-2.34%	-2.34%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	15.61%	15.61%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

4

Management Discussion of Fund Performance (unaudited)

Global X China Materials ETF

Global X China Materials ETF

The Global X China Materials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Materials Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the materials sector in China. It is comprised of selected companies which have their main business operations in the materials sector and are domiciled in China or have their main business operations in that country. Only securities which are tradable for foreign investors without restrictions are eligible. The Fund is the nation’s first ETF focused exclusively on the materials sector in China.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 0.57%, while the Index increased 2.24%. The Fund had a net asset value of $15.13 per share on October 31, 2013 and ended the period with a net asset value of $14.80 on October 31, 2014.

During the reporting period, the highest returns came from Sinopec Yizheng Chemical Fibre and China Molybdenum, which returned 139.24% and 47.09%, respectively. The worst performers were China BlueChemical and Hidili Industry International Development, which returned -42.42% and -36.45% respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Materials ETF	-0.57%	1.77%	-7.27%	-6.13%	-12.88%	-12.51%
Solactive China Materials Index	2.24%	2.24%	-6.66%	-6.66%	-11.84%	-11.84%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	15.09%	15.09%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on January 12, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

5

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ China Technology ETF

Global X NASDAQ China Technology ETF

The Global X NASDAQ China Technology ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ OMX China Technology Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the technology sector in China. It is made up of securities of companies which have their main business operations in the technology sector and generally includes companies whose businesses involve: computer services; internet; software; computer hardware; electronic office equipment; semiconductors; and telecommunications equipment. Only securities which are tradable for foreign investors without restrictions are eligible.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund increased 13.85%, while the Index increased 15.30%. The Fund had a net asset value of $20.63 per share on October 31, 2013 and ended the reporting period with a net asset value of $23.48 on October 31, 2014.

During the reporting period, the highest returns came from BYD Electronic International and YY, which returned 155.59% and 68.52%, respectively. The worst performers were Sungy Mobile and ChinaCache International Holdings, which returned -76.69% and -56.70%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ China Technology ETF	13.85%	13.54%	15.93%	16.10%	10.40%	10.24%
Hybrid NASDAQ OMX China Technology Index/Solactive China Technology Index**	15.30%	15.30%	16.93%	16.93%	11.22%	11.22%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	15.75%	15.75%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 8, 2009.

** Reflects performance of Solactive China Technology Index through December 12, 2011 and NASDAQ OMX China Technology Index thereafter. The inception of the NASDAQ OMX China Technology Index was on November 14, 2011.

6

Management Discussion of Fund Performance (unaudited)

Global X NASDAQ China Technology ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

7

Management Discussion of Fund Performance (unaudited)

Global X Southeast Asia ETF

Global X Southeast Asia ETF

The Global X Southeast Asia ETF, formerly the Global X FTSE ASEAN 40 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of the 40 largest companies in the five ASEAN regions: Indonesia, Philippines, Singapore, Malaysia and Thailand. The Index is free float-adjusted and weighted by market capitalization and designed using eligible stocks within the FTSE All-World universe. The Fund is the nation’s first ETF focused exclusively on the ASEAN region.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund increased 1.68%, while the Index increased 2.28%. The Fund had a net asset value of $17.12 per share on October 31, 2013 and ended the reporting period with a net asset value of $16.76 on October 31, 2014.

During the reporting period, the highest returns came from Siam Commercial Bank and Tenaga Nasional, which returned 60.99% and 38.93%, respectively. The worst performers were Genting Singapore and PTT Exploration & Production, which returned -29.87% and -15.37%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Southeast Asia ETF	1.68%	2.27%	5.58%	5.90%	5.30%	5.35%
FTSE/ASEAN 40 Index	2.28%	2.28%	6.13%	6.13%	5.91%	5.91%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	14.16%	14.16%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 16, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

8

Management Discussion of Fund Performance (unaudited)

Global X FTSE Andean 40 ETF

Global X FTSE Andean 40 ETF

The Global X Andean 40 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Andean 40 Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to represent the performance of the 40 largest and most liquid companies listed on the Chile, Colombia, and Peru stock exchanges. The Index is designed to provide investors with a comprehensive and transparent way to measure the performance of the constituent companies. The Fund is the nation’s first ETF focused exclusively on the Andean region.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 11.84%, while the Index decreased 11.37%. The Fund had a net asset value of $12.21 per share on October 31, 2013 and ended the reporting period with a net asset value of $10.60 on October 31, 2014.

During the reporting period, the highest returns came from CorpBanca and Credicorp, which returned 21.08% and 17.86%, respectively. The worst performers were CAP and Embotelladora Andina, which returned -52.64% and -43.41%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Andean 40 ETF	-11.84%	-12.40%	-6.38%	-6.34%	-7.38%	-7.47%
FTSE Andean 40 Index	-11.37%	-11.37%	-6.14%	-6.14%	-6.88%	-6.88%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	14.79%	14.79%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 2, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

9

Management Discussion of Fund Performance (unaudited)

Global X MSCI Colombia ETF

Global X MSCI Colombia ETF

The Global X MSCI Colombia ETF, formerly the Global X FTSE Colombia 20 ETF (the “Fund”), seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Capped Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The MSCI All Colombia Capped Index is a market capitalization-weighted index of the 24 most liquid stocks in the Colombian market. The Index is designed to measure broad based equity market performance in Colombia.

On July 15, 2014, the index for the Fund was changed from the FTSE Colombia 20 Index to the MSCI All Colombia Capped Index. For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 11.73%, while the Hybrid MSCI All Colombia Capped Index/FTSE Colombia 20 Index decreased 10.61%. The Fund had a net asset value of $20.55 per share on October 31, 2013 and ended the reporting period with a net asset value of $17.42 on October 31, 2014.

During the reporting period, the highest returns came from Textiles Fabricato Tejicondor and Banco Davivienda, which returned 22.30% and 16.37%, respectively. The worst performers were Ecopetrol and Canacol Energy, which returned

-39.33% and -25.67%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Colombia ETF	-11.73%	-11.19%	-0.81%	-0.85%	7.10%	7.09%	18.25%	18.37%
Hybrid MSCI All Colombia Capped Index/FTSE Colombia 20 Index**	-10.61%	-10.61%	-0.07%	-0.07%	8.32%	8.32%	19.42%	19.42%
FTSE Colombia 20 Index	-8.98%	-8.98%	0.54%	0.54%	8.71%	8.71%	19.80%	19.80%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	16.69%	16.69%	18.89%	18.89%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 5, 2009.

** Reflects performance of the FTSE Colombia 20 Index through July 14, 2014 and MSCI All Colombia Capped Index thereafter. The inception of the MSCI All Colombia Capped Index was on June 30, 2014.

Effective July 15, 2014, the Fund changed its index from the FTSE Colombia 20 Index to the MSCI All Colombia Capped Index (“New Index”). This change was effected due to the planned migration to the New Index, potentially allowing for broader access to the local market.

10

Management Discussion of Fund Performance (unaudited)

Global X MSCI Colombia ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. The Fund’s performace reflects contractual fee waivers in effect until at least August 1, 2015. Absent these waivers performance would be lower. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

11

Management Discussion of Fund Performance (unaudited)

Global X Brazil Mid Cap ETF

Global X Brazil Mid Cap ETF

The Global X Brazil Mid Cap ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Mid Cap Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of Brazilian mid-capitalization companies. It is comprised of mid-market capitalization securities of companies that are domiciled or have their main business operations in Brazil. The Fund is the first ETF globally focused exclusively on Brazil mid-capitalization companies.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 11.59%, while the Index decreased 11.13%. The Fund had a net asset value of $14.58 per share on October 31, 2013 and ended the reporting period with a net asset value of $12.22 on October 31, 2014.

During the reporting period, the highest returns came from Oleo e Gas Participacoes and Kroton Educacional, which returned 80.73% and 79.42%, respectively. The worst performers were Oi and Metalurgica Gerdau, which returned

-69.36% and -45.76%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Mid Cap ETF	-11.59%	-11.83%	-4.40%	-4.35%	-2.17%	-2.30%
Solactive Brazil Mid Cap Index	-11.13%	-11.13%	-3.55%	-3.55%	-1.40%	-1.40%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	17.04%	17.04%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on June 21, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

12

Management Discussion of Fund Performance (unaudited)

Global X Brazil Consumer ETF

Global X Brazil Consumer ETF

The Global X Brazil Consumer ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Consumer Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the consumer sector in Brazil. It is comprised of selected companies which have their main business operations in the consumer sector and are domiciled or have their main business operations in Brazil. The Fund is the nation’s first ETF focused exclusively on the Brazil consumer sector.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 6.20%, while the Index decreased 4.84%. The Fund had a net asset value of $17.89 per share on October 31, 2013 and ended the reporting period with a net asset value of $16.57 on October 31, 2014.

During the reporting period, the highest returns came from B2W Cia Digital and Anhanguera Educacional Participacoes, which returned 94.29% and 37.64%, respectively. The worst performers were Rossi Residencia and Saraiva Livreiros Editores, which returned -67.82% and -54.51%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Consumer ETF	-6.20%	-6.78%	0.90%	0.04%	2.56%	2.36%
Solactive Brazil Consumer Index	-4.84%	-4.84%	2.06%	2.06%	3.71%	3.71%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	18.53%	18.53%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on July 7, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

13

Management Discussion of Fund Performance (unaudited)

Global X Brazil Financials ETF

Global X Brazil Financials ETF

The Global X Brazil Financials ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Financials Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect the performance of the financial sector in Brazil. It is comprised of selected companies which have their main business operations in the financial sector and are domiciled or have their main business operations in Brazil. The Fund is the first ETF worldwide focused exclusively on the financial sector in Brazil.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 9.25%, while the Index decreased 8.82%. The Fund had a net asset value of $12.12 per share on October 31, 2013 and ended the reporting period with a net asset value of $10.88 on October 31, 2014.

During the reporting period, the highest returns came from BB Seguridade Participacoes and CETIP – Mercados Organizados, which returned 30.48% and 20.64%, respectively. The worst performers were Rossi Residencial and Brasil Insurance Participacoes e Administracao, which returned -67.82% and -61.92%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Financials ETF	-9.25%	-10.68%	-7.04%	-7.37%	-5.13%	-5.51%
Solactive Brazil Financials Index	-8.82%	-8.82%	-6.49%	-6.49%	-4.56%	-4.56%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	17.62%	17.62%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on July 28, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

14

Management Discussion of Fund Performance (unaudited)

Global X MSCI Argentina ETF

Global X MSCI Argentina ETF

The Global X MSCI Argentina ETF, formerly the Global X FTSE Argentina 20 ETF (the “Fund”), seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to represent the performance of the Broad Argentina Equity Universe, while including a minimum number of constituents. The Broad Argentina Equity Universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina. The index targets a minimum of 25 securities and 20 issuers at construction. The Index is designed to take into account the 25% and 50% concentration constraints required for a fund to qualify as a regulated investment company (RIC) in the United States.

On August 15, 2014, the index for the Fund was changed from the FTSE Argentina 20 Index to the MSCI All Argentina 25/50 Index. For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund increased 5.03%, while the Hybrid MSCI All Argentina 25/50 Index/FTSE Argentina 20 Index increased 6.13%. The Fund had a net asset value of $20.29 per share on October 31, 2013 and ended the reporting period with a net asset value of $21.18 on October 31, 2014.

During the reporting period, the highest returns came from Pampa Energia and BBVA Banco Frances, which returned 110.99% and 82.54%, respectively. The worst performers were Arcos Dorados Holdings and McEwen Mining, which returned -47.46% and -42.06%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Argentina ETF	5.03%	4.57%	0.15%	0.33%	-7.85%	-7.87%
Hybrid MSCI All Argentina 25/50 Index / FTSE Argentina 20 Index**	6.13%	6.13%	1.26%	1.26%	-6.95%	-6.95%
FTSE Argentina 20 Index	4.60%	4.60%	0.77%	0.77%	-7.32%	-7.32%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	14.95%	14.95%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on March 2, 2011.

**Reflects performance of the FTSE Argentina 20 Index through August 14, 2014 and the MSCI All Argentina 25/50 Index (“New Index”) thereafter. This change was effected due to the planned migration to the New Index, potentially allowing for broader access to the local market.

15

Management Discussion of Fund Performance (unaudited)

Global X MSCI Argentina ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

16

Management Discussion of Fund Performance (unaudited)

Global X FTSE Greece 20 ETF

Global X FTSE Greece 20 ETF

The Global X FTSE Greece 20 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ATHEX Custom Capped Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance in Greece. The Fund is the nation’s first ETF focused exclusively on Greece.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 29.83%, while the Index decreased 29.69%. The Fund had a net asset value of $22.60 per share on October 31, 2013 and ended the reporting period with a net asset value of $15.84 on October 31, 2014.

During the reporting period, the highest returns came from Folli Follie and Grivalia Properties, which returned 12.66% and 10.97%, respectively. The worst performers were Hellenic Petroleum and National Bank of Greece, which returned

-60.64% and -58.46%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Greece 20 ETF	-29.83%	-30.86%	1.67%	1.38%
FTSE/ATHEX Custom Capped Index	-29.69%	-29.69%	2.75%	2.75%
S&P 500 Index	17.27%	17.27%	20.12%	20.12%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2011.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

17

Management Discussion of Fund Performance (unaudited)

Global X MSCI Norway ETF

Global X MSCI Norway ETF

The Global X MSCI Norway ETF, formerly the Global X FTSE Norway 30 ETF (the “Fund”), seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Norway IMI 25/50 Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance in Norway. The Fund is the nation’s first ETF focused exclusively on Norway.

On July 15, 2014, the index for the Fund was changed from the FTSE Norway 30 Index to the MSCI Norway IMI 25/50 Index. For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 9.46%, while the Hybrid MSCI Norway IMI 25/50 Index/FTSE Norway 30 Index decreased 9.72%. The Fund had a net asset value of $16.76 per share on October 31, 2013 and ended the reporting period with a net asset value of $14.82 on October 31, 2014.

During the reporting period, the highest returns came from Algeta and Marine Harvest, which returned 51.60% and 35.82%, respectively. The worst performers were Polarcus and Fred Olsen Energy, which returned -75.31% and -71.66%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Norway ETF	-9.46%	-9.09%	4.78%	5.12%	2.09%	2.21%
Hybrid MSCI Norway IMI 25/50 Index / FTSE Norway 30 Index**	-9.72%	-9.72%	4.65%	4.65%	2.16%	2.16%
FTSE Norway 30 Index	-10.44%	-10.44%	4.37%	4.37%	1.95%	1.95%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	16.07%	16.07%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 9, 2010.

**Reflects performance of the FTSE Norway 30 Index through July 14, 2014 and the MSCI Norway IMI 25/50 Index (“New Index”) thereafter. This change was effected due to the planned migration to the New Index, potentially allowing for broader access to the local market.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

18

Management Discussion of Fund Performance (unaudited)

Global X FTSE Nordic Region ETF

Global X FTSE Nordic Region ETF

The Global X FTSE Nordic Region ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Nordic 30 Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is a market capitalization-weighted index of the 30 largest and most liquid stocks in Sweden, Denmark, Norway and Finland. The Index is designed to measure broad based equity market performance in these countries. The Fund is the nation’s first ETF focused exclusively on the Nordic region.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund increased 5.30%, while the Index increased 5.02%. The Fund had a net asset value of $23.74 per share on October 31, 2013 and ended the reporting period with a net asset value of $24.36 on October 31, 2014.

During the reporting period, the highest returns came from Scania and Novo Nordisk, which returned 50.41% and 37.41%, respectively. The worst performers were Seadrill and SKF, which returned -45.31% and -22.23%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Nordic Region ETF	5.30%	5.34%	15.07%	15.50%	10.82%	10.78%	12.57%	12.62%
FTSE Nordic 30 Index	5.02%	5.02%	14.57%	14.57%	10.60%	10.60%	12.50%	12.50%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	16.69%	16.69%	17.31%	17.31%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on August 17, 2009.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

19

Management Discussion of Fund Performance (unaudited)

Global X Central Asia & Mongolia Index ETF

Global X Central Asia & Mongolia Index ETF

The Global X Central Asia & Mongolia Index ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Central Asia & Mongolia Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance in Central Asia and Mongolia. The Fund is the nation’s first ETF focused exclusively on Central Asia and Mongolia.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 8.23%, while the Index decreased 7.59%. The Fund had a net asset value of $13.74 per share on October 31, 2013 and ended the reporting period with a net asset value of $12.29 on October 31, 2014.

During the reporting period, the highest returns came from Bank of Georgia Holdings and Halyk Savings Bank of Kazakhstan JSC, which returned 32.67% and 24.35%, respectively. The worst performers were Max Petroleum and Tethys Petroleum, which returned -61.27% and -58.14%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Central Asia & Mongolia Index ETF	-8.23%	-8.51%	-9.81%	-10.01%
Solactive Central Asia & Mongolia Index	-7.59%	-7.59%	-9.26%	-9.26%
S&P 500 Index	17.27%	17.27%	19.63%	19.63%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on April 2, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

20

Management Discussion of Fund Performance (unaudited)

Global X MSCI Nigeria ETF

Global X MSCI Nigeria ETF

The Global X MSCI Nigeria ETF, formerly the Global X Nigeria Index ETF (the “Fund”), seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Nigeria Select 25/50 Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance in Nigeria. The Fund is the nation’s first ETF focused exclusively on Nigeria.

On August 15, 2014, the index for the Fund was changed from the Solactive Nigeria Index to the MSCI All Nigeria Select 25/50 Index. For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 11.55%, while the Hybrid MSCI All Nigeria Select 25/50 Index/Solactive Nigeria Index decreased 10.70%. The Fund had a net asset value of $14.92 per share on October 31, 2013 and ended the reporting period with a net asset value of $13.02 on October 31, 2014.

During the reporting period, the highest returns came from Transnational Corp of Nigeria and Oando, which returned 115.41% and 88.40%, respectively. The worst performers were Unilever Nigeria and Skye Bank, which returned -41.68% and -39.00%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Nigeria ETF	-11.55%	-10.33%	-8.98%	-6.16%
Hybrid MSCI All Nigeria Select 25/50 Index / Solactive Nigeria Index	-10.70%	-10.70%	-8.13%	-8.13%
Solactive Nigeria Index	-13.04%	-13.04%	-9.58%	-9.58%
S&P 500 Index	17.27%	17.27%	19.63%	19.63%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on April 2, 2013.

**Reflects performance of the Solactive Nigeria Index through August 14, 2014 and the MSCI All Nigeria Select 25/50 Index (“New Index”) thereafter. This change was effected due to the planned migration to the New Index, potentially allowing for broader access to the local market.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. The Fund’s performance reflects contractual fee waivers in effect until at least March 1, 2015. Absent these waivers performance would be lower. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

21

Management Discussion of Fund Performance (unaudited)

Global X MSCI Nigeria ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

22

Management Discussion of Fund Performance (unaudited)

Global X Next Emerging & Frontier ETF

Global X Next Emerging & Frontier ETF

The Global X Next Emerging & Frontier ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Next Emerging & Frontier Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance of the Next Emerging markets and Frontier markets companies.

For the period from the Fund’s commencement date on November 6, 2013 through October 31, 2014 (the “reporting period”), the Fund increased 2.07%, while the Index increased 2.39%. The Fund had a net asset value of $25.08 per share on November 6, 2013 and ended the reporting period with a net asset value of $25.55 on October 31, 2014.

During the reporting period, the highest returns came from Grameenphone and Emaar Properties PJSC, which returned 102.01% and 82.83%, respectively. The worst performers were iSentric and Resolute Mining, which returned -58.12% and -54.57%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Next Emerging & Frontier ETF	2.07%	1.23%
Solactive Next Emerging & Frontier Index	2.39%	2.39%
S&P 500 Index	16.27%	16.27%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 6, 2013. Total return is for the period indicated and has not been annualized.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

23

Management Discussion of Fund Performance (unaudited)

Global X FTSE Portugal 20 ETF

Global X FTSE Portugal 20 ETF

The Global X FTSE Portugal 20 ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Portugal 20 Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is designed to reflect broad based equity market performance in Portugal. The Fund is the nation’s first ETF focused exclusively on Portugal.

For the period from the Fund’s commencement date on November 12, 2013 through October 31, 2014 (the “reporting period”), the Fund decreased 15.89%, while the Index decreased 14.66%. The Fund had a net asset value of $15.04 per share on November 12, 2013 and ended the reporting period with a net asset value of $12.65 on October 31, 2014.

During the reporting period, the highest returns came from Banco Comercial Portugues and Banco BPI, which returned 26.73% and 24.61%, respectively. The worst performers were Sonae Industria and Portugal Telecom, which returned

-61.27% and -58.14%, respectively.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014*
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X FTSE Portugal 20 ETF	-15.89%	-15.76%
FTSE Portugal 20 Index	-14.66%	-14.66%
S&P 500 Index	16.41%	16.41%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 12, 2013. Total return is for the period indicated and has not been annualized.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

24

Schedule of Investments	October 31, 2014

Global X China Consumer ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.1%
CHINA— 75.1%
Consumer Goods — 45.3%
ANTA Sports Products	1,675,396	$3,283,735
BYD, Cl H (A)	978,500	6,207,732
China Yurun Food Group * (A)	2,938,388	1,257,923
Daphne International Holdings (A)	1,761,524	885,850
Dongfeng Motor Group, Cl H	3,964,446	6,124,157
Great Wall Motor, Cl H	1,542,299	6,761,678
Guangzhou Automobile Group, Cl H	4,824,117	4,292,140
Hengan International Group	599,449	6,318,980
Li Ning * (A)	2,313,369	1,226,009
Shenzhou International Group Holdings	1,074,362	3,705,795
Tingyi Cayman Islands Holding	2,433,825	6,050,669
Tsingtao Brewery, Cl H	714,917	5,282,229
Uni-President China Holdings (A)	2,776,143	2,566,658
Want Want China Holdings	5,005,909	6,829,291
		60,792,846
Consumer Services — 29.8%
Air China, Cl H	3,713,028	2,403,471
Ajisen China Holdings	1,189,993	819,394
China Southern Airlines, Cl H	3,394,895	1,190,700
Chow Tai Fook Jewellery Group (A)	2,318,379	3,222,628
Ctrip.com International ADR *	82,969	4,837,093
E-Commerce China Dangdang ADR, Cl A * (A)	109,200	1,433,796
Golden Eagle Retail Group (A)	966,947	1,184,495
GOME Electrical Appliances Holding	25,150,705	3,956,553
Home Inns & Hotels Management ADR *	36,527	1,103,480
Intime Retail Group (A)	2,557,484	2,229,291
New Oriental Education & Technology Group ADR *	56,877	1,228,543
Parkson Retail Group	2,456,612	719,067
Sun Art Retail Group (A)	4,510,625	4,827,495
Vipshop Holdings ADR *	32,000	7,337,280
Wumart Stores, Cl H (A)	1,237,211	1,070,467
Youku.com ADR *	123,596	2,422,482
		39,986,235
TOTAL CHINA		100,779,081

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	October 31, 2014

Global X China Consumer ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
HONG KONG— 25.0%
Consumer Goods — 19.3%
Belle International Holdings, Cl A	5,554,596	$7,069,304
Biostime International Holdings (A)	338,000	765,329
Bosideng International Holdings (A)	6,049,462	897,060
China Agri-Industries Holdings	4,795,156	1,830,212
China Foods* (A)	1,566,113	585,636
China Mengniu Dairy	1,470,826	6,495,744
China Resources Enterprise	2,570,457	6,111,928
Skyworth Digital Holdings	3,897,588	2,135,954
		25,891,167
Consumer Services — 5.7%
China Dongxiang Group	6,119,588	1,120,515
Melco Crown Entertainment ADR	240,937	6,539,030
		7,659,545
TOTAL HONG KONG		33,550,712
TOTAL COMMON STOCK
(Cost $156,619,247)		134,329,793

REPURCHASE AGREEMENTS — 13.1%
Barclays
0.080%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $16,000,107 (collateralized by U.S. Treasury Bills, ranging in par value $8,016-$2,965,011, 0.250%-4.875%, 11/15/14-05/15/22 with a total market value of $16,230,491) (B)	16,000,000	16,000,000
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $1,500,938 (collateralized by U.S. Treasury Bills, par value $1,568,767, 1.125%, 12/31/19 with a total market value of $1,524,768)(B)	1,500,925	1,500,925
TOTAL REPURCHASE AGREEMENTS
(Cost $17,500,925)		17,500,925

TIME DEPOSITS — 0.3%
Brown Brothers Harriman
0.030%, 11/03/14	342,198	342,198
0.005%, 11/03/14, HKD	10	1
TOTAL TIME DEPOSITS
(Cost $342,199)		342,199
TOTAL INVESTMENTS — 113.5%
(Cost $174,462,371)		$152,172,917

Percentages are based on Net Assets of $134,014,036.

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	October 31, 2014

Global X China Consumer ETF

*	Non-Income Producing Security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $15,680,079.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $17,500,925.

ADR — American Depositary Receipt
Cl — Class
HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$134,329,793	$—	$—	$134,329,793
Repurchase Agreements	—	17,500,925	—	17,500,925
Time Deposits	—	342,199	—	342,199
Total Investments in Securities	$134,329,793	$17,843,124	$—	$152,172,917

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	October 31, 2014

Global X China Energy ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 52.1%
Energy — 39.3%
Anton Oilfield Services Group	48,428	$10,241
China Coal Energy, Cl H	126,891	77,720
China Longyuan Power Group, Cl H	154,076	164,502
China Oilfield Services, Cl H	87,956	183,507
China Petroleum & Chemical, Cl H	524,197	454,225
China Shenhua Energy, Cl H	78,340	220,720
Daqo New Energy ADR *	280	10,898
Hanwha SolarOne ADR *	4,088	8,503
JA Solar Holdings ADR *	1,366	11,433
JinkoSolar Holding ADR *	1,213	29,925
PetroChina, Cl H	366,113	458,396
ReneSola ADR *	4,066	9,758
Tianneng Power International	30,315	10,828
Trina Solar ADR *	3,162	33,391
Yanzhou Coal Mining, Cl H	88,075	74,047
Yingli Green Energy Holding ADR *	4,690	13,741
		1,771,835
Oil & Gas — 4.5%
ENN Energy Holdings	31,361	203,407
Utilities — 8.3%
Datang International Power Generation, Cl H	133,812	70,226
Huadian Power International, Cl H	80,761	61,650
Huaneng Power International, Cl H	153,021	187,843
Huaneng Renewables, Cl H	145,900	52,489
		372,208
TOTAL CHINA		2,347,450
HONG KONG— 47.8%
Energy — 22.9%
Beijing Enterprises Holdings	25,373	207,101
China Gas Holdings	90,337	161,682
CNOOC	275,585	432,822
Kunlun Energy	150,305	199,239

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	October 31, 2014

Global X China Energy ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Energy — continued
Shougang Fushan Resources Group	137,815	$31,099
		1,031,943
Oil & Gas — 2.5%
China Oil & Gas Group	204,700	32,466
Shunfeng Photovoltaic International *	52,500	43,800
Xinjiang Goldwind Science & Technology, Cl H	21,500	38,757
		115,023
Utilities — 22.4%
China Power International Development	134,184	60,559
China Resources Gas Group	39,700	113,389
China Resources Power Holdings	78,601	228,550
GCL-Poly Energy Holdings*	518,611	175,206
Hong Kong & China Gas	92,067	214,877
Power Assets Holdings	22,600	218,126
		1,010,707
TOTAL HONG KONG		2,157,673
TOTAL COMMON STOCK
(Cost $4,551,673)		4,505,123

TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.030%, 11/03/14	16,078	16,078
0.005%, 11/03/14, HKD	5	1
TOTAL TIME DEPOSITS
(Cost $16,079)		16,079
TOTAL INVESTMENTS — 100.3%
(Cost $4,567,752)		$4,521,202

Percentages are based on Net Assets of $4,508,837.

*	Non-income producing security
(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	October 31, 2014

Global X China Energy ETF

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,505,123	$—	$—	$4,505,123
Time Deposits	—	16,079	—	16,079
Total Investments in Securities	$4,505,123	$16,079	$—	$4,521,202

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	October 31, 2014

Global X China Financials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
CHINA— 77.2%
Financials — 71.3%
Agricultural Bank of China, Cl H	4,926,888	$2,287,084
Bank of China, Cl H	10,171,834	4,866,090
Bank of Communications, Cl H	2,477,271	1,855,909
China Citic Bank, Cl H	2,029,722	1,321,706
China Construction Bank, Cl H	6,479,626	4,829,307
China Life Insurance, Cl H	792,040	2,369,420
China Merchants Bank, Cl H	1,191,934	2,207,057
China Minsheng Banking, Cl H	1,529,355	1,532,274
China Pacific Insurance Group, Cl H	540,712	2,021,953
Chongqing Rural Commercial Bank, Cl H	647,767	311,555
CITIC Securities, Cl H	259,196	646,386
E-House China Holdings ADR	21,831	218,092
Industrial & Commercial Bank of China, Cl H	7,256,637	4,800,205
PICC Property & Casualty, Cl H	1,095,442	2,008,612
Ping An Insurance Group of China, Cl H	288,007	2,352,646
Sino-Ocean Land Holdings	1,146,252	654,773
SOHO China	481,559	353,320
		34,636,389
Real Estate — 5.9%
Agile Property Holdings	323,012	182,015
Country Garden Holdings	1,457,997	573,408
Evergrande Real Estate Group	1,143,761	439,500
Greentown China Holdings	155,993	162,325
Guangzhou R&F Properties	250,293	272,717
Longfor Properties	307,038	355,925
Shimao Property Holdings	313,804	674,934
Shui On Land	877,801	200,344
		2,861,168
TOTAL CHINA		37,497,557
HONG KONG— 22.4%
Financials — 20.7%
Cheung Kong Holdings	129,350	2,295,049
China Everbright	220,141	428,065
China Overseas Land & Investment	806,366	2,339,493

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	October 31, 2014

Global X China Financials ETF

	Shares/Rights/ Face Amount (1)	Value
COMMON STOCK — continued
Financials — continued
China Resources Land	483,408	$1,149,428
Franshion Properties China	760,958	179,564
Haitong Securities, Cl H	338,500	580,520
Hopson Development Holdings *	149,061	132,431
KWG Property Holding	300,185	208,247
New China Life Insurance, Cl H	249,511	933,028
People's Insurance Group of China, Cl H	2,102,100	908,040
Shenzhen Investment	554,718	160,224
Sunac China Holdings	426,600	369,105
Yuexiu Property	2,004,345	369,586
		10,052,780
Real Estate — 1.7%
China Taiping Insurance Holdings *	301,130	646,122
Poly Property Group	515,807	199,533
		845,655
TOTAL HONG KONG		10,898,435
TOTAL COMMON STOCK
(Cost $49,908,573)		48,395,992

RIGHTS — 0.1%
China — 0.0%
Agile Property Holdings, Expires 11/11/14, Exercise Price 3.80, HKD*	44,176	2,905

Hong Kong — 0.1%
China Taiping Insurance Holdings, Expires 11/18/14, Exercise Price 11.89, HKD*	44,022	26,964

TOTAL RIGHTS
(Cost $–)		29,869

TIME DEPOSITS — 0.1%
Brown Brothers Harriman
0.030%, 11/03/14	42,109	42,109
0.005%, 11/03/14, HKD	11	1
TOTAL TIME DEPOSITS
(Cost $42,110)		42,110
TOTAL INVESTMENTS — 99.8%
(Cost $49,950,683)		$48,467,971

Percentages are based on Net Assets of $48,585,334.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated..

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	October 31, 2014

Global X China Financials ETF

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$48,395,992	$—	$—	$48,395,992
Rights	—	29,869	—	29,869
Time Deposits	—	42,110	—	42,110
Total Investments in Securities	$48,395,992	$71,979	$—	$48,467,971

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	October 31, 2014

Global X China Industrials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 96.9%
CHINA— 72.7%
Industrials — 72.7%
Anhui Conch Cement, Cl H	83,837	$274,585
BYD, Cl H	42,144	267,367
China Communications Construction, Cl H	368,683	282,863
China COSCO Holdings, Cl H *	296,462	133,032
China Lesso Group Holdings	112,745	59,170
China National Building Material, Cl H	284,817	264,060
China National Materials	122,246	27,743
China Railway Construction, Cl H	217,011	227,779
China Railway Group, Cl H	439,868	271,117
China Rongsheng Heavy Industry Group *	374,218	59,835
China Shanshui Cement Group	223,852	82,553
China Shipping Container Lines, Cl H *	430,852	122,780
China Shipping Development, Cl H *	130,644	85,914
China South Locomotive and Rolling Stock (A)(B)	234,313	238,386
China Zhongwang Holdings	160,308	84,544
Dongfang Electric, Cl H	38,943	65,882
First Tractor, Cl H	45,941	29,383
Guangshen Railway, Cl H	164,188	70,501
Haitian International Holdings	73,196	157,053
Harbin Power Equipment, Cl H	73,571	44,398
Hollysys Automation Technologies *	4,462	109,453
Jiangsu Expressway, Cl H	140,479	156,869
Metallurgical Corp of China, Cl H	329,541	90,510
Sany Heavy Equipment International Holdings *	103,294	22,909
Shanghai Electric Group, Cl H	321,151	160,675
Weichai Power, Cl H	55,859	214,283
Yangzijiang Shipbuilding Holdings	222,543	195,623
Zhejiang Expressway, Cl H	164,800	166,177
Zhuzhou CSR Times Electric, Cl H (A)(B)	62,693	269,601
TOTAL CHINA		4,235,045
HONG KONG— 24.2%
Industrials — 24.2%
AviChina Industry & Technology, Cl H	238,700	181,598
Beijing Capital International Airport, Cl H	159,571	117,077
China High Speed Transmission Equipment Group *	109,150	85,995
China International Marine Containers Group, Cl H	50,500	117,863

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	October 31, 2014

Global X China Industrials ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Industrials — continued
China Merchants Holdings International	87,218	$275,537
China Resources Cement Holdings	199,741	135,733
Shanghai Industrial Holdings	53,299	164,257
Shenzhen International Holdings	92,496	146,940
Sunny Optical Technology Group	69,264	111,820
Zoomlion Heavy Industry Science and Technology	144,500	69,499
TOTAL HONG KONG		1,406,319
TOTAL COMMON STOCK
(Cost $6,003,666)		5,641,364

TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.030%, 11/03/14	19,149	19,149
0.005%, 11/03/14, HKD	12,919	1,666
TOTAL TIME DEPOSITS
(Cost $20,815)		20,815
TOTAL INVESTMENTS — 97.3%
(Cost $6,024,481)		$5,662,179

Percentages are based on Net Assets of $5,820,634.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2014 was $507,987 and represents 8.7% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of October 31, 2014 was $507,987 and represented 8.7% of Net Assets.

Cl — Class
HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,133,377	$—	$507,987	$5,641,364
Time Deposits	—	20,815	—	20,815
Total Investments in Securities	$5,133,377	$20,815	$507,987	$5,662,179

(1)Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	October 31, 2014

Global X China Industrials ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2013	$—
Transfers into Level 3	507,987
Ending Balance as of October 31, 2014	$507,987

For the year ended October 31, 2014, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of October 31, 2014 is $0.

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	October 31, 2014

Global X China Materials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 65.8%
Basic Materials — 65.8%
Aluminum Corp of China, Cl H *	352,399	$156,315
Angang Steel, Cl H	192,884	142,017
BBMG, Cl H	209,800	148,249
China BlueChemical	314,729	111,603
China Hongqiao Group	198,482	152,793
China Molybdenum, Cl H	213,988	127,479
Dongyue Group	201,457	75,853
Fosun International	128,500	152,274
Hunan Non-Ferrous Metal, Cl H (A)(B) *	272,387	87,457
Jiangxi Copper, Cl H	84,941	150,929
Maanshan Iron & Steel, Cl H *	320,525	83,487
Real Gold Mining(A)(B) *	97,864	11,180
Sinofert Holdings *	326,030	49,608
Sinopec Shanghai Petrochemical, Cl H	426,110	132,418
Sinopec Yizheng Chemical Fibre, Cl H *	307,914	136,185
Zhaojin Mining Industry	152,244	80,880
Zijin Mining Group, Cl H	575,649	147,713
TOTAL CHINA		1,946,440
HONG KONG— 32.6%
Basic Materials — 32.6%
China Lumena New Materials (A)(B) *	578,350	23,305
China Precious Metal Resources Holdings *	582,500	61,591
Citic Pacific	83,000	145,340
Fufeng Group	165,944	77,888
Kingboard Chemical Holdings	71,800	141,281
Kingboard Laminates Holdings	140,128	57,098
Nine Dragons Paper Holdings	189,600	146,933
North Mining Shares, Cl C *	1,701,156	78,968
Shougang Concord International Enterprises *	1,140,224	52,930
West China Cement	428,800	42,575
Yingde Gases	172,849	135,289
TOTAL HONG KONG		963,198

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	October 31, 2014

Global X China Materials ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
SINGAPORE— 1.5%
Basic Materials — 1.5%
Midas Holdings	178,266	$45,070
TOTAL COMMON STOCK
(Cost $3,740,944)		2,954,708

TIME DEPOSITS — 0.5%
Brown Brothers Harriman
0.030%, 11/03/14	16,132	16,132
0.005%, 11/03/14, HKD	2	—
TOTAL TIME DEPOSITS
(Cost $16,132)		16,132
TOTAL INVESTMENTS — 100.4%
(Cost $3,757,076)		$2,970,840

Percentages are based on Net Assets of $2,959,319.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2014 was $121,942 and represents 4.1% of Net Assets .
(B)	Security considered illiquid. The total value of such securities as of October 31, 2014 was $121,942 and represented 4.1% of Net Assets.

Cl — Class
HKD — Hong Kong Dollar

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	October 31, 2014

Global X China Materials ETF

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,832,766	$—	$121,942	$2,954,708
Time Deposits	—	16,132	—	16,132
Total Investments in Securities	$2,832,766	$16,132	$121,942	$2,970,840

(1)Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2013	$11,184
Change in unrealized appreciation/(depreciation)	(3)
Transfers into Level 3	110,761
Ending Balance as of October 31, 2014	$121,942

For the year ended October 31, 2014, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of October 31, 2014 is $(3).

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	October 31, 2014

Global X NASDAQ China Technology ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 79.0%
Technology — 79.0%
21Vianet Group ADR *	32,877	$687,787
500.com ADR, Cl A *	4,706	145,180
Autohome ADR *	1,449	76,638
Baidu ADR *	8,562	2,044,349
BYD Electronic International	560,481	667,067
China Communications Services, Cl H	627,803	294,667
China Finance Online ADR *	12,789	72,897
ChinaCache International Holdings ADR *	6,568	67,650
Coolpad Group	1,823,415	390,302
FIH Mobile *	1,627,519	866,729
Kingdee International Software Group	1,275,649	417,803
Lenovo Group	1,202,163	1,770,258
NetEase ADR	20,861	1,975,954
O-Net Communications Group	349,800	95,623
Qihoo 360 Technology ADR *	20,909	1,525,939
Semiconductor Manufacturing International *	9,744,674	1,005,227
SINA *	19,874	814,238
Sohu.com *	15,538	754,991
Sungy Mobile ADR *	4,714	31,631
Tencent Holdings	112,535	1,793,548
Travelsky Technology, Cl H	231,455	241,746
YY ADR *	10,810	895,716
ZTE, Cl H	407,411	987,638
TOTAL CHINA		17,623,578
HONG KONG— 20.9%
Technology — 20.9%
Alibaba Health Information Technology *	1,166,029	727,716
ASM Pacific Technology	88,143	969,491
Chinasoft International *	770,376	259,269
Comba Telecom Systems Holdings	631,097	289,703
Digital China Holdings	583,038	542,801
Ju Teng International Holdings	571,544	318,376
TCL Communication Technology Holdings	369,832	363,385
V1 Group	2,339,278	247,345

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	October 31, 2014

Global X NASDAQ China Technology ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Technology — continued
VTech Holdings	74,892	$937,695
TOTAL HONG KONG		4,655,781
TOTAL COMMON STOCK
(Cost $19,512,628)		22,279,359

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.005%, 11/03/14, HKD
(Cost $1)	11	1
TOTAL INVESTMENTS — 99.9%
(Cost $19,512,629)		$22,279,360

Percentages are based on Net Assets of $22,306,871.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

Cl — Class

HKD — Hong Kong Dollar

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,279,359	$—	$—	$22,279,359
Time Deposit	—	1	—	1
Total Investments in Securities	$22,279,359	$1	$—	$22,279,360

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	October 31, 2014

Global X Southeast Asia ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
INDONESIA— 17.2%
Consumer Goods — 3.9%
Astra International	1,636,431	$917,403
Unilever Indonesia	93,296	234,687
		1,152,090
Financials — 8.6%
Bank Central Asia	1,002,256	1,082,287
Bank Mandiri	760,760	651,541
Bank Rakyat Indonesia Persero	869,460	796,795
		2,530,623
Telecommunications — 3.2%
Telekomunikasi Indonesia ADR	20,591	933,802
Utilities — 1.5%
Perusahaan Gas Negara	859,739	423,289
TOTAL INDONESIA		5,039,804
MALAYSIA— 28.1%
Basic Materials — 1.5%
Petronas Chemicals Group	232,124	434,009
Consumer Goods — 1.5%
IOI	299,693	445,542
Consumer Services — 1.8%
Genting	178,515	529,154
Financials — 11.4%
CIMB Group Holdings	436,805	861,857
Malayan Banking	357,581	1,054,506
Public Bank	253,129	1,426,773
		3,343,136
Industrials — 2.5%
Sime Darby	254,022	747,566

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	October 31, 2014

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 1.5%
Petronas Gas	63,839	$436,300
Telecommunications — 6.4%
Axiata Group	407,428	873,259
DiGi.Com	300,800	566,072
Maxis	211,606	433,602
		1,872,933
Utilities — 1.5%
Tenaga Nasional	112,655	457,573
TOTAL MALAYSIA		8,266,213
PHILIPPINES— 3.2%
Consumer Services — 1.5%
SM Investments	25,697	448,660
Telecommunications — 1.7%
Philippine Long Distance Telephone ADR	7,008	491,471
TOTAL PHILIPPINES		940,131
SINGAPORE— 36.2%
Consumer Goods — 1.4%
Wilmar International	169,621	422,238
Consumer Services — 3.4%
Genting Singapore	489,945	419,245
Jardine Cycle & Carriage	8,027	249,146
Singapore Airlines	40,573	312,464
		980,855
Financials — 21.3%
CapitaLand	204,488	504,261
DBS Group Holdings	143,873	2,068,279
Oversea-Chinese Banking	252,836	1,945,195
United Overseas Bank	96,287	1,722,755
		6,240,490
Industrials — 1.2%
Singapore Technologies Engineering	125,045	364,775
Oil & Gas — 2.9%
Keppel	116,607	856,297
Telecommunications — 6.0%
Singapore Telecommunications	595,534	1,751,162
TOTAL SINGAPORE		10,615,817
THAILAND— 15.1%
Consumer Services — 1.7%
CP ALL	354,763	495,601

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	October 31, 2014

Global X Southeast Asia ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — 5.5%
Bangkok Bank	38,601	$234,664
Kasikornbank	95,418	691,392
Siam Commercial Bank	126,671	690,332
		1,616,388
Industrials — 1.1%
Siam Cement	24,136	334,954
Oil & Gas — 4.4%
PTT	68,914	778,641
PTT Exploration & Production	111,980	503,687
		1,282,328
Telecommunications — 2.4%
Advanced Info Service	95,671	702,038
TOTAL THAILAND		4,431,309
TOTAL COMMON STOCK
(Cost $30,762,662)		29,293,274

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/03/14
(Cost $45,956)	$45,956	45,956
TOTAL INVESTMENTS — 100.0%
(Cost $30,808,618)		$29,339,230

Percentages are based on Net Assets of $29,335,963.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,293,274	$—	$—	$29,293,274
Time Deposit	—	45,956	—	45,956
Total Investments in Securities	$29,293,274	$45,956	$—	$29,339,230

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	October 31, 2014

Global X FTSE Andean 40 ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 96.6%
CHILE— 50.6%
Basic Materials — 5.3%
CAP	5,961	$56,996
Empresas CMPC	94,539	231,711
Sociedad Quimica y Minera de Chile ADR	7,813	185,402
		474,109
Consumer Goods — 2.2%
Cia Cervecerias Unidas ADR	6,287	133,976
Embotelladora Andina ADR, Cl B	3,355	62,437
		196,413
Consumer Services — 10.1%
Cencosud	95,050	268,990
Latam Airlines Group ADR *	28,441	346,980
SACI Falabella	40,565	296,024
		911,994
Financials — 11.2%
Banco de Chile ADR	3,364	248,936
Banco de Credito e Inversiones	3,675	205,632
Banco Santander Chile ADR	13,180	279,284
Corpbanca ADR	9,064	183,093
Parque Arauco	42,614	86,472
		1,003,417
Oil & Gas — 4.3%
Empresas COPEC	31,939	386,217
Technology — 1.1%
Sonda	39,994	96,661

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	October 31, 2014

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.1%
ENTEL Chile	9,255	$99,603
Utilities — 15.3%
AES Gener	214,581	118,735
Aguas Andinas, Cl A	247,492	148,561
Colbun	599,506	162,254
E.CL	44,682	65,661
Empresa Nacional de Electricidad ADR	9,471	442,106
Enersis ADR	28,502	450,047
		1,387,364
TOTAL CHILE		4,555,778
COLOMBIA— 32.9%
Consumer Goods — 4.9%
Almacenes Exito	16,604	234,466
Grupo Nutresa	15,315	206,603
		441,069
Financials — 11.9%
BanColombia ADR	7,101	401,704
Celsia ESP	22,600	65,801
Financiera Colombiana	7,425	145,491
Financiera Colombiana - Temporary	202	3,725
Grupo Aval Acciones y Valores ADR	6,782	91,421
Grupo de Inversiones Suramericana	17,637	365,449
		1,073,591
Industrials — 4.7%
Cementos Argos	31,532	160,663
Grupo Argos	24,256	263,188
		423,851
Oil & Gas — 9.3%
Ecopetrol ADR	18,370	492,316
Pacific Rubiales Energy ^	22,886	345,081
		837,397
Utilities — 2.1%
Interconexion Electrica	25,480	108,807
Isagen	62,600	82,626
		191,433
TOTAL COLOMBIA		2,967,341
PERU— 13.1%
Basic Materials — 5.6%
Cia de Minas Buenaventura ADR	15,466	142,287
Southern Copper	12,537	360,815
		503,102

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	October 31, 2014

Global X FTSE Andean 40 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — 7.5%
BBVA Banco Continental	25,000	$40,876
Credicorp	1,056	168,960
Credicorp Ltd.	2,924	470,764
		680,600
TOTAL PERU		1,183,702
TOTAL COMMON STOCK
(Cost $10,864,584)		8,706,821

PREFERRED STOCK — 3.3%
COLOMBIA— 3.3%
Financials — 2.2%
Banco Davivienda,	7,570	112,774
Grupo Aval Acciones y Valores	134,171	89,849
		202,623
Industrials — 1.1%
Grupo Argos	9,110	100,350
TOTAL PREFERRED STOCK
(Cost $261,720)		302,973

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/03/14
(Cost $4,947)	$4,947	4,947
TOTAL INVESTMENTS — 100.0%
(Cost $11,131,251)		$9,014,741

Percentages are based on Net Assets of $9,010,458.

* Non-income producing security.
^ Security traded on the Toronto Stock Exchange.
ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	October 31, 2014

Global X FTSE Andean 40 ETF

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,706,821	$—	$—	$8,706,821
Preferred Stock	302,973	—	—	302,973
Time Deposit	—	4,947	—	4,947
Total Investments in Securities	$9,009,794	$4,947	$—	$9,014,741

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	October 31, 2014

Global X MSCI Colombia ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 88.2%
COLOMBIA— 88.2%
Consumer Goods — 9.0%
Almacenes Exito	309,761	$4,374,158
Grupo Nutresa	351,727	4,744,880
		9,119,038
Financials — 31.9%
Banco de Bogota	47,217	1,558,052
BanColombia ADR	221,888	12,552,204
Bolsa de Valores de Colombia	292,661,726	3,124,376
Celsia ESP	1,563,812	4,553,135
Financiera Colombiana	99,589	1,951,427
Financiera Colombiana – Temporary	2,622	48,349
Grupo Aval Acciones y Valores	398,611	264,999
Grupo Aval Acciones y Valores ADR	81,710	1,101,451
Grupo de Inversiones Suramericana	337,069	6,984,276
Interbolsa(B)(C) *	1,320,603	641
		32,138,910
Industrials — 13.1%
Cementos Argos	271,687	1,384,308
Cemex Latam Holdings *	548,912	4,874,482
Grupo Argos	319,795	3,469,910
Mineros (B)(C)	2,561,063	3,471,090
		13,199,790
Oil & Gas — 20.6%
Canacol Energy *	806,471	2,753,926
Ecopetrol ADR (A)	401,824	10,768,883
Pacific Rubiales Energy ^	475,585	7,171,001
		20,693,810
Utilities — 13.6%
Empresa de Energia de Bogota	5,918,677	4,681,521
Interconexion Electrica	1,045,862	4,466,134

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	October 31, 2014

Global X MSCI Colombia ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Isagen	3,408,359	$4,498,720
		13,646,375
TOTAL COMMON STOCK
(Cost $105,137,199)		88,797,923

PREFERRED STOCK — 11.7%
COLOMBIA— 11.7%
Consumer Services — 4.3%
Avianca Holdings	2,307,076	4,321,394
Financials — 7.1%
Banco Davivienda	316,769	4,719,063
Grupo Aval Acciones y Valores	1,431,941	958,912
Grupo de Inversiones Suramericana	73,403	1,481,773
		7,159,748
Industrials — 0.3%
Grupo Argos	29,038	319,865
TOTAL PREFERRED STOCK
(Cost $10,609,940)		11,801,007

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/03/14
(Cost $115,736)	$115,736	115,736
TOTAL INVESTMENTS — 100.0%
(Cost $115,862,875)		$100,714,666

Percentages are based on Net Assets of $100,687,511.

*	Non-income producing security
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $6,235,100. This security is collateralized by cash in the amount of $6,514,284, which is held at Citibank.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2014 was $3,471,731 and represents 3.4% of Net Assets .
(C)	Security considered illiquid. The total value of such securities as of October 31, 2014 was $3,471,731 and represented 3.4% of Net Assets.

^ Security traded on the Toronto Stock Exchange
ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	October 31, 2014

Global X MSCI Colombia ETF

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$85,326,192	$—	$3,471,731	$88,797,923
Preferred Stock	11,801,007	—	—	11,801,007
Time Deposit	—	115,736	—	115,736
Total Investments in Securities	$97,127,199	$115,736	$3,471,731	$100,714,666

(1)Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock

Beginning Balance as of October 31, 2013	$6,839
Change in unrealized appreciation/(depreciation)	(6,198)
Transfers into Level 3	3,471,090
Ending Balance as of October 31, 2014	$3,471,731

For the year ended October 31, 2014, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of October 31, 2014 is $(6,198).

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	October 31, 2014

Global X Brazil Mid Cap ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 91.0%
BRAZIL— 91.0%
Basic Materials — 7.9%
Cia Siderurgica Nacional ADR	83,005	$272,256
Fibria Celulose ADR *	28,787	352,065
		624,321
Consumer Goods — 10.1%
Cosan, Cl A	9,382	99,355
Cosan Industria e Comercio	6,143	86,607
Hypermarcas *	21,027	148,353
JBS	52,035	234,358
M Dias Branco	2,356	92,533
Natura Cosmeticos	9,619	141,142
		802,348
Consumer Services — 13.3%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	7,604	317,847
Kroton Educacional	55,760	401,362
Localiza Rent a Car	8,222	119,705
Lojas Renner	7,081	214,152
		1,053,066
Financials — 13.0%
BM&F Bovespa	100,766	447,676
BR Malls Participacoes	23,711	192,321
CETIP - Mercados Organizados	12,072	154,501
Cyrela Brazil Realty Empreendimentos e Participacoes	15,679	78,732
Multiplan Empreendimentos Imobiliarios	4,399	91,890
Porto Seguro	5,306	64,231
		1,029,351
Industrials — 11.0%
All America Latina Logistica	25,902	71,684

The accompanying notes are an integral part of the financial statements.

52

Schedule of Investments	October 31, 2014

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cosan Logistica *	6,143	$10,391
Duratex	15,763	57,181
EcoRodovias Infraestrutura e Logistica	11,227	50,702
Embraer ADR	5,969	230,642
Klabin	54,704	273,135
WEG	16,075	191,515
		885,250
Telecommunications — 8.9%
Tim Participacoes ADR	25,728	708,035
Utilities — 26.8%
Centrais Eletricas Brasileiras ADR	59,207	149,794
Cia de Saneamento Basico do Estado de Sao Paulo ADR	35,652	276,660
Cia Energetica de Minas Gerais ADR	45,220	261,372
Cia Paranaense de Energia ADR	5,496	77,494
CPFL Energia ADR	27,654	412,044
EDP - Energias do Brasil	13,081	51,557
Tractebel Energia	11,487	158,017
Transmissora Alianca de Energia Eletrica	5,000	37,498
Ultrapar Participacoes ADR	32,144	697,525
		2,121,961
TOTAL COMMON STOCK
(Cost $7,580,029)		7,224,332

PREFERRED STOCK — 7.9%
BRAZIL— 7.9%
Basic Materials — 1.8%
Braskem	8,294	61,289
Metalurgica Gerdau	15,115	82,553
		143,842
Consumer Services — 1.9%
Lojas Americanas	25,189	150,100
Financials — 1.1%
Bradespar	12,586	85,875
Telecommunications — 2.0%
Oi*	308,711	163,617
Utilities — 1.1%
Cia Energetica de Sao Paulo	8,746	87,088
TOTAL PREFERRED STOCK
(Cost $1,284,130)		630,522

The accompanying notes are an integral part of the financial statements.

53

Schedule of Investments	October 31, 2014

Global X Brazil Mid Cap ETF

	Face Amount/Number of Warrants	Value
CORPORATE OBLIGATIONS — 0.6%
Hypermarcas(A) (B)
11.300%, 10/15/18	$59,000	$24,446
3.000%, 10/15/15	59,000	24,446
TOTAL CORPORATE OBLIGATIONS
(Cost $70,852)		48,892

WARRANTS — 0.0%
Hypermarcas Strike Price $29.48, Expires 10/15/15(A)(B)*
(Cost $—)	59	—

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.030%, 11/03/14
(Cost $29,482)	29,482	29,482
TOTAL INVESTMENTS — 99.9%
(Cost $8,964,493)		$7,933,228

Percentages are based on Net Assets of $7,942,263.

*	Non-income producing security.

(A)	Securities considered illiquid. The total value of such securities as of October 31, 2014 was $48,892 and represented 0.6% of Net Assets.
(B)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2014, was $48,892 and represented 0.6% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$7,224,332	$—	$—	$7,224,332
Preferred Stock	630,522	—	—	630,522
Corporate Obligations	—	—	48,892	48,892
Time Deposit	—	29,482	—	29,482
Warrants	—	—	—	—
Total Investments in Securities	$7,854,854	$29,482	$48,892	$7,933,228

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2014, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

54

Schedule of Investments	October 31, 2014

Global X Brazil Consumer ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 93.2%
BRAZIL— 93.2%
Consumer Goods — 54.0%
AMBEV ADR	66,821	$446,364
Arezzo Industria e Comercio	10,912	127,647
BRF ADR	21,005	547,180
Cia Hering	35,653	363,295
Cosan, Cl A	40,251	426,258
Cosan Industria e Comercio	27,787	391,756
Gafisa ADR	50,264	107,565
Grendene	17,052	121,559
Hypermarcas *	59,980	423,181
JBS	135,916	612,147
M Dias Branco	10,718	420,953
Marfrig Alimentos *	62,786	154,825
Minerva *	24,285	126,203
Natura Cosmeticos	27,816	408,150
Sao Martinho	12,202	193,963
SLC Agricola	10,526	72,463
Souza Cruz	48,092	392,428
Technos	9,649	38,542
		5,374,479
Consumer Services — 39.2%
B2W Cia Digital *	17,004	223,721
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	10,664	445,755
Cosan Logistica *	27,787	47,001
Gol Linhas Aereas Inteligentes ADR	22,077	114,138
International Meal Holdings	10,867	78,398
Kroton Educacional	80,028	576,044
Localiza Rent a Car	29,401	428,052
Lojas Renner	15,991	483,618
Marisa Lojas	11,596	74,205
Multiplus	11,327	160,433
Raia Drogasil	49,842	456,886
Restoque Comercio e Confeccoes de Roupas *	25,679	89,174

The accompanying notes are an integral part of the financial statements.

55

Schedule of Investments	October 31, 2014

Global X Brazil Consumer ETF

	Shares/Face Amount/Number of Warrants	Value
COMMON STOCK — continued
Consumer Services — continued
Rossi Residencial *	80,863	$32,300
Smiles	15,931	277,913
Via Varejo *	41,674	404,943
		3,892,581
TOTAL COMMON STOCK
(Cost $9,323,829)		9,267,060

PREFERRED STOCK — 5.7%
BRAZIL— 5.7%
Consumer Goods — 1.0%
Alpargatas	27,958	99,026
Consumer Services — 4.7%
Lojas Americanas	78,612	468,445
Saraiva Livreiros Editores	93	525
		468,970
TOTAL PREFERRED STOCK
(Cost $498,665)		567,996

CORPORATE OBLIGATIONS — 0.7%
Hypermarcas(A)(B)
11.300%, 10/15/18	$84,000	34,804
3.000%, 10/15/15	84,000	34,804

TOTAL CORPORATE OBLIGATIONS
(Cost $100,875)		69,608

WARRANTS — 0.0%
Hypermarcas, Strike Price $29.48, Expires 10/15/15(A)(B)*
(Cost $—)	84	—

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/03/14
(Cost $13,084)	13,084	13,084
TOTAL INVESTMENTS — 99.7%
(Cost $9,936,453)		$9,917,748

Percentages are based on Net Assets of $9,942,650.

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of October 31, 2014 was $69,608 and represented 0.7% of Net Assets.
(B)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2014, was $69,608 and represented 0.7% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

56

Schedule of Investments	October 31, 2014

Global X Brazil Consumer ETF

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$9,267,060	$—	$—	$9,267,060
Preferred Stock	567,996	—	—	567,996
Corporate Obligations	—	—	69,608	69,608
Time Deposit	—	13,084	—	13,084
Warrants	—	—	—	—
Total Investments in Securities	$9,835,056	$13,084	$69,608	$9,917,748

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2014, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

57

Schedule of Investments	October 31, 2014

Global X Brazil Financials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 95.9%
BRAZIL— 95.9%
Financials — 95.9%
Aliansce Shopping Centers	4,992	$37,031
Banco Bradesco ADR	19,010	284,770
Banco do Brasil	13,313	150,469
Banco Santander Brasil ADR	44,735	245,148
BB Seguridade Participacoes	10,897	146,836
BM&F Bovespa	26,821	119,158
BR Malls Participacoes	16,471	133,597
BR Properties	17,314	88,354
Brasil Brokers Participacoes	11,664	15,071
Brasil Insurance Participacoes e Administracao	6,704	20,357
Brookfield Incorporacoes *	21,304	13,720
CETIP - Mercados Organizados	11,208	143,443
Cielo	8,004	132,745
Cyrela Brazil Realty Empreendimentos e Participacoes	19,254	96,684
Even Construtora e Incorporadora	15,534	33,937
Ez Tec Empreendimentos e Participacoes	3,514	30,364
Grupo BTG Pactual	9,579	122,400
Helbor Empreendimentos	7,700	19,019
Iguatemi Empresa de Shopping Centers	4,636	47,428
Itau Unibanco Holding ADR	19,576	288,942
LPS Brasil Consultoria de Imoveis	4,197	14,540
MRV Engenharia e Participacoes	21,781	72,797
Multiplan Empreendimentos Imobiliarios	5,591	116,790
PDG Realty Empreendimentos e Participacoes *	91,756	45,626
Porto Seguro	6,623	80,174
Rossi Residencial *	20,774	8,298
Sul America	18,453	98,980
TOTAL COMMON STOCK
(Cost $3,219,391)		2,606,678

PREFERRED STOCK — 3.5%
BRAZIL— 3.5%
Financials — 3.5%
Banco ABC Brasil	3,617	20,300

The accompanying notes are an integral part of the financial statements.

58

Schedule of Investments	October 31, 2014

Global X Brazil Financials ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Financials — continued
Banco do Estado do Rio Grande do Sul	12,638	$76,237
TOTAL PREFERRED STOCK
(Cost $116,925)		96,537

TIME DEPOSIT — 0.5%
Brown Brothers Harriman, 0.030%, 11/03/14
(Cost $12,689)	$12,689	12,689
TOTAL INVESTMENTS — 99.9%
(Cost $3,349,005)		$2,715,904

Percentages are based on Net Assets of $2,718,963.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,606,678	$—	$—	$2,606,678
Preferred Stock	96,537	—	—	96,537
Time Deposit	—	12,689	—	12,689
Total Investments in Securities	$2,703,215	$12,689	$—	$2,715,904

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

59

Schedule of Investments	October 31, 2014

Global X MSCI Argentina ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 82.8%
Basic Materials — 19.5%
Tenaris ADR	101,360	$4,017,910
Consumer Goods — 1.9%
Cresud SACIF y A ADR	37,537	394,138
Consumer Services — 19.5%
Arcos Dorados Holdings, Cl A	126,079	776,647
MercadoLibre	23,734	3,231,384
		4,008,031
Financials — 15.5%
Banco Macro ADR	24,228	1,023,391
BBVA Banco Frances ADR	62,239	822,800
Grupo Financiero Galicia ADR	67,462	991,691
IRSA Inversiones y Representaciones ADR	25,704	378,620
		3,216,502
Oil & Gas — 13.6%
Petrobras Argentina ADR	90,121	608,317
Transportadora de Gas del Sur ADR *	138,955	469,668
YPF ADR	49,144	1,728,394
		2,806,379
Telecommunications — 7.5%
Grupo Clarin GDR, Cl B	50,169	416,403
Telecom Argentina ADR	49,279	1,136,867
		1,553,270
Utilities — 5.3%
Empresa Distribuidora Y Comercializadora Norte ADR *	33,337	410,379
Pampa Energia ADR *	62,003	690,713
		1,101,092
TOTAL ARGENTINA		17,097,322

The accompanying notes are an integral part of the financial statements.

60

Schedule of Investments	October 31, 2014

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
CANADA— 5.5%
Basic Materials — 2.7%
Pan American Silver	28,761	$265,464
Silver Standard Resources *	66,924	292,458
		557,922
Industrials — 2.3%
Finning International	17,946	463,194
Oil & Gas — 0.5%
Pan American Silver	11,429	105,628
TOTAL CANADA		1,126,744
CHILE— 5.6%
Consumer Goods — 3.9%
Cia Cervecerias Unidas ADR	22,895	487,892
Embotelladora Andina ADR, Cl B	17,195	319,999
		807,891
Consumer Services — 1.7%
Cencosud	120,938	342,253
TOTAL CHILE		1,150,144
HONG KONG— 1.3%
Oil & Gas — 1.3%
EPI Holdings *	11,975,600	268,691
SPAIN— 1.7%
Consumer Goods — 1.7%
Prosegur Cia de Seguridad	59,700	350,055
UNITED STATES— 2.9%
Basic Materials — 1.3%
McEwen Mining *	226,454	280,803
Oil & Gas — 1.6%
Apco Oil and Gas International *	22,958	328,988
TOTAL UNITED STATES		609,791
TOTAL COMMON STOCK
(Cost $21,805,333)		20,602,747

 The accompanying notes are an integral part of the financial statements.

61

Schedule of Investments	October 31, 2014

Global X MSCI Argentina ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/03/14
(Cost $40,433)	$40,433	$40,433
TOTAL INVESTMENTS — 100.0%
(Cost $21,845,766)		$20,643,180

Percentages are based on Net Assets of $20,652,247.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,602,747	$—	$—	$20,602,747
Time Deposit	—	40,433	—	40,433
Total Investments in Securities	$20,602,747	$40,433	$—	$20,643,180

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

62

Schedule of Investments	October 31, 2014

Global X FTSE Greece 20 ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.6%
CYPRUS— 0.3%
Financials — 0.3%
Bank of Cyprus (C)(D) *	3,387,287	$534,734
GREECE— 99.3%
Basic Materials — 3.9%
Mytilineos Holdings *	841,417	5,408,093
Consumer Goods — 17.7%
Coca-Cola HBC	624,811	13,584,586
Coca-Cola HBC AG ADR *	213,250	4,627,525
JUMBO *	599,538	6,572,646
		24,784,757
Consumer Services — 10.2%
Folli Follie	227,680	7,445,277
OPAP	569,158	6,895,643
		14,340,920
Financials — 33.2%
Alpha Bank AE *	9,937,290	6,474,210
Eurobank Ergasias *	34,884,753	12,106,843
National Bank of Greece ADR * (A)	6,440,261	15,649,834
Piraeus Bank *	8,527,016	12,392,832
		46,623,719
Industrials — 10.9%
Ellaktor *	1,403,938	3,957,728
Metka	272,133	2,659,447
Titan Cement	333,861	7,399,613

The accompanying notes are an integral part of the financial statements.

63

Schedule of Investments	October 31, 2014

Global X FTSE Greece 20 ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Industrials — continued
Viohalco *	412,060	$1,316,485
		15,333,273
Oil & Gas — 5.8%
Hellenic Petroleum *	743,560	3,819,578
Motor Oil Hellas Corinth Refineries	587,520	4,298,837
		8,118,415
Real Estate Investment Trusts — 3.2%
Grivalia Properties REIC	412,163	4,451,350
Telecommunications — 8.3%
Hellenic Telecommunications Organization *	1,028,575	11,611,177
Utilities — 6.1%
Athens Water Supply & Sewage	438,337	3,026,044
Public Power *	590,749	4,485,296
Terna Energy	361,045	1,035,887
		8,547,227
TOTAL GREECE		139,218,931
TOTAL COMMON STOCK
(Cost $207,524,190)		139,753,665

U.S. TREASURY OBLIGATION — 13.6%

United States Treasury Bills
0.000%, 11/06/14(E)
(Cost $19,000,000)	19,000,000	19,000,000

REPURCHASE AGREEMENT — 1.7%
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14 repurchase price
$2,341,220 (collateralized by U.S. Treasury Notes, par value $2,447,022,
1.125%, 12/31/19 with a total market value of $2,378,391) (B)
(Cost $2,341,200)	2,341,200	2,341,200

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.110%, 11/03/14, EUR
(Cost $122,378)	97,676	122,378
TOTAL INVESTMENTS — 115.0%
(Cost $228,987,768)		$161,217,243

Percentages are based on Net Assets of $140,201,261.

*	Non Income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $1,896,372.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $2,341,200.

The accompanying notes are an integral part of the financial statements.

64

Schedule of Investments	October 31, 2014

Global X FTSE Greece 20 ETF

(C)	Securities considered illiquid. The total value of such securities as of October 31, 2014 was $534,734 and represented 0.3% of Net Assets.
(D)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2014, was $534,734 and represented 0.3% of Net Assets.
(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

EUR — Euro

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$139,218,931	$—	$534,734	$139,753,665
U.S. Treasury Obligation	—	19,000,000	—	19,000,000
Repurchase Agreement	—	2,341,200	—	2,341,200
Time Deposit	—	122,378	—	122,378
Total Investments in Securities	$139,218,931	$21,463,578	$534,734	$161,217,243

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

65

Schedule of Investments	October 31, 2014

Global X MSCI Norway ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.2%
CYPRUS— 0.2%
Oil & Gas — 0.2%
Songa Offshore *	1,250,700	$431,659
NORWAY— 96.6%
Basic Materials — 10.5%
Borregaard	163,400	1,137,580
Norsk Hydro	1,634,676	9,138,301
Yara International	193,144	8,860,420
		19,136,301
Consumer Goods — 10.6%
Austevoll Seafood	207,800	1,348,191
Bakkafrost P	38,335	936,939
Kongsberg Automotive Holding *	320,265	305,986
Leroy Seafood Group	44,040	1,663,487
Marine Harvest	425,907	6,024,903
Orkla	1,067,284	8,149,680
Salmar	55,340	995,973
		19,425,159
Consumer Services — 4.2%
Norwegian Air Shuttle * (A)	42,421	1,367,325
Schibsted (A)	119,834	6,335,173
		7,702,498
Financials — 19.8%
Aker, Cl A	48,900	1,191,535
DnB	1,150,554	21,115,930
Gjensidige Forsikring (A)	318,414	5,777,768
Norwegian Property	1,005,868	1,534,653
Selvaag Bolig	104,198	302,515

The accompanying notes are an integral part of the financial statements.

66

Schedule of Investments	October 31, 2014

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SpareBank 1 Nord Norge	80,300	$469,834
SpareBank 1 SMN	205,600	1,827,285
Storebrand *	768,823	3,938,068
		36,157,588
Industrials — 4.6%
American Shipping	22,300	145,341
BW LPG	82,560	781,452
Deep Sea Supply	809,800	916,438
Golden Ocean Group	790,900	961,241
Hexagon Composites	49,000	203,955
Hoegh LNG Holdings *	84,600	1,090,239
IDEX * (A)	178,300	85,835
Ocean Yield	20,600	126,023
Stolt-Nielsen	61,410	1,105,216
Thin Film Electronics *	197,900	121,947
Tomra Systems	264,654	1,979,711
Wilh Wilhelmsen, Cl B	118,427	861,319
		8,378,717
Oil & Gas — 32.7%
Akastor (A)	260,036	895,547
Aker Solutions *	260,036	1,683,243
Archer *	618,200	595,215
Awilco Drilling (A)	10,180	143,253
BW Offshore	842,300	1,031,821
Det Norske Oljeselskap *	188,905	1,220,006
DNO International * (A)	1,026,784	2,494,335
Electromagnetic GeoServices *	439,500	234,365
Fred Olsen Energy	58,860	627,311
Kvaerner (A)	411,900	544,238
Odfjell Drilling	33,207	97,885
Petroleum Geo-Services (A)	333,890	1,654,365
ProSafe	398,170	1,822,464
REC Solar *	28,920	387,471
Renewable Energy * (A)	3,058,700	1,222,393
Seadrill	421,358	9,468,228
Sevan Drilling *	296,267	42,129
Statoil	1,410,156	31,958,801
TGS Nopec Geophysical (A)	160,260	3,738,846
		59,861,916
Technology — 3.4%
Atea	136,692	1,493,265
Dolphin Group *	605,584	259,241
Nordic Semiconductor (A)	282,544	1,590,382

The accompanying notes are an integral part of the financial statements.

67

Schedule of Investments	October 31, 2014

Global X MSCI Norway ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Technology — continued
Opera Software	237,840	$2,973,440
		6,316,328
Telecommunications — 10.8%
Telenor	884,604	19,864,608
TOTAL NORWAY		176,843,115
UNITED ARAB EMIRATES— 0.1%
Oil & Gas — 0.1%
Polarcus * (A)	911,700	121,542
UNITED KINGDOM— 2.3%
Oil & Gas — 2.3%
Subsea 7	385,603	4,149,616
TOTAL COMMON STOCK
(Cost $210,884,649)		181,545,932
REPURCHASE AGREEMENTS — 7.0%
Barclays
0.080%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price
$11,000,073 (collateralized by U.S. Treasury Notes, ranging in par value
$109,630-$2,146,341, 0.250%-4.875%, 11/15/14-05/15/22 with a total
market value of $11,158,463)(B)	11,000,000	11,000,000
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $1,720,130 (collateralized by U.S. Treasury Notes, par value $1,797,865, 1.125%, 12/31/19 with a total market value of $1,747,441)(B)	1,720,116	1,720,116
TOTAL REPURCHASE AGREEMENTS
(Cost $12,720,116)		12,720,116
TIME DEPOSITS — 0.6%
Brown Brothers Harriman
0.030%, 11/03/14	37,536	37,536
0.650%, 05/01/14, NOK	7,696,322	1,140,027
TOTAL TIME DEPOSITS
(Cost $1,177,563)		1,177,563
TOTAL INVESTMENTS — 106.8%
(Cost $224,782,328)		$195,443,611

Percentages are based on Net Assets of $183,037,614.

*	Non-Income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $12,009,359.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $12,720,116.

The accompanying notes are an integral part of the financial statements.

68

Schedule of Investments	October 31, 2014

Global X MSCI Norway ETF

Cl — Class

NOK — Norwegian Krone

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$181,545,932	$—	$—	$181,545,932
Repurchase Agreements	—	12,720,116	—	12,720,116
Time Deposits	—	1,177,563	—	1,177,563
Total Investments in Securities	$181,545,932	$13,897,679	$—	$195,443,611

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

69

Schedule of Investments	October 31, 2014

Global X FTSE Nordic Region ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
DENMARK— 24.6%
Consumer Goods — 1.6%
Carlsberg, Cl B	10,639	$936,600
Financials — 3.3%
Danske Bank	72,733	1,994,362
Health Care — 17.1%
Coloplast, Cl B	10,167	884,779
Novo Nordisk ADR	181,985	8,222,082
Novozymes, Cl B	23,730	1,100,451
		10,207,312
Industrials — 2.6%
A P Moller - Maersk, Cl B	676	1,574,832
TOTAL DENMARK		14,713,106
FINLAND— 13.5%
Financials — 3.8%
Sampo, Cl A	47,551	2,274,036
Industrials — 2.8%
Kone, Cl B	38,504	1,654,685
Technology — 5.2%
Nokia ADR	378,500	3,130,195
Utilities — 1.7%
Fortum	44,809	1,038,049
TOTAL FINLAND		8,096,965
NORWAY— 13.3%
Basic Materials — 2.6%
Norsk Hydro	135,520	757,595

The accompanying notes are an integral part of the financial statements.

70

Schedule of Investments	October 31, 2014

Global X FTSE Nordic Region ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Yara International	17,397	$798,082
		1,555,677
Financials — 3.3%
DnB	108,746	1,995,798
Oil & Gas — 4.7%
Seadrill	35,122	789,217
Statoil ADR	88,841	2,038,901
		2,828,118
Telecommunications — 2.7%
Telenor	70,486	1,582,829
TOTAL NORWAY		7,962,422
SWEDEN— 48.0%
Consumer Goods — 2.2%
Svenska Cellulosa, Cl B	58,393	1,302,751
Consumer Services — 5.8%
Hennes & Mauritz, Cl B	88,195	3,500,270
Financials — 20.3%
Investor, Cl B	45,531	1,625,525
Nordea Bank	296,685	3,796,638
Skandinaviska Enskilda Banken, Cl A	146,325	1,870,524
Svenska Handelsbanken, Cl A	44,467	2,115,716
Swedbank, Cl A	106,045	2,798,634
		12,207,037
Industrials — 11.7%
Assa Abloy, Cl B	31,489	1,664,180
Atlas Copco, Cl A	62,313	1,794,385
Sandvik	99,741	1,090,375
SKF, Cl B	41,289	824,636
Volvo, Cl B	141,273	1,621,721
		6,995,297
Technology — 5.5%
Ericsson ADR	276,754	3,276,767
Telecommunications — 2.5%
TeliaSonera	217,761	1,502,206
TOTAL SWEDEN		28,784,328
TOTAL COMMON STOCK
(Cost $54,667,577)		59,556,821
TIME DEPOSITS — 0.0%
Brown Brothers Harriman
0.030%, 11/03/14	$27,286	27,286

The accompanying notes are an integral part of the financial statements.

71

Schedule of Investments	October 31, 2014

Global X FTSE Nordic Region ETF

	Face Amount(1)	Value
TIME DEPOSITS — continued
0.005%, 11/03/14, SEK	12	$2
TOTAL TIME DEPOSITS
(Cost $27,288)		27,288
TOTAL INVESTMENTS — 99.4%
(Cost $54,694,865)		$59,584,109

Percentages are based on Net Assets of $59,926,553.

(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

Cl — Class

SEK — Swedish Krone

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$59,556,821	$—	$—	$59,556,821
Time Deposits	—	27,288	—	27,288
Total Investments in Securities	$59,556,821	$27,288	$—	$59,584,109

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

72

Schedule of Investments	October 31, 2014

Global X Central Asia & Mongolia Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
CANADA— 13.1%
Basic Materials — 13.1%
Centerra Gold	22,432	$87,543
Dundee Precious Metals *	26,869	76,500
SouthGobi Resources *	57,050	31,706
Turquoise Hill Resources *	38,015	127,350
TOTAL CANADA		323,099
CHINA— 7.6%
Oil & Gas — 7.6%
MIE Holdings	758,400	104,638
SPT Energy Group	257,600	81,380
TOTAL CHINA		186,018
HONG KONG— 3.9%
Basic Materials — 3.9%
Mongolia Energy *	4,399,200	97,001
KAZAKHSTAN— 31.4%
Financials — 9.0%
Halyk Savings Bank of Kazakhstan JSC GDR	22,480	220,304
Oil & Gas — 13.5%
KazMunaiGas Exploration Production JSC GDR	15,942	254,275
Nostrum Oil & Gas *	7,304	78,876
		333,151
Telecommunications — 8.9%
KCell JSC GDR	16,262	217,748
TOTAL KAZAKHSTAN		771,203
MONGOLIA— 6.5%
Basic Materials — 6.5%
Mongolian Mining *	1,784,500	158,772
SWEDEN— 5.1%
Telecommunications — 5.1%
TeliaSonera	18,246	125,868

The accompanying notes are an integral part of the financial statements.

73

Schedule of Investments	October 31, 2014

Global X Central Asia & Mongolia Index ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES— 6.7%
Oil & Gas — 6.7%
Dragon Oil	19,268	$165,689
UNITED KINGDOM— 25.3%
Basic Materials — 17.2%
Central Asia Metals	48,219	123,429
China Nonferrous Gold *	213,813	112,882
KAZ Minerals *	18,222	67,109
Polymetal International	14,470	119,221
		422,641
Financials — 4.7%
Bank of Georgia Holdings	2,803	114,800
Oil & Gas — 3.4%
Tethys Petroleum *	316,738	83,611
TOTAL UNITED KINGDOM		621,052
TOTAL COMMON STOCK
(Cost $2,748,152)		2,448,702

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.091%, 11/03/14, GBP	2,411	3,857
0.005%, 11/03/14, HKD	4	1
TOTAL TIME DEPOSITS
(Cost $3,858)		3,858
TOTAL INVESTMENTS — 99.8%
(Cost $2,752,010)		$2,452,560

Percentages are based on Net Assets of $2,457,033.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.

74

Schedule of Investments	October 31, 2014

Global X Central Asia & Mongolia Index ETF

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,448,702	$—	$—	$2,448,702
Time Deposits	—	3,858	—	3,858
Total Investments in Securities	$2,448,702	$3,858	$—	$2,452,560

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

75

Schedule of Investments	October 31, 2014

Global X MSCI Nigeria ETF

 Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
NIGERIA— 99.7%
Consumer Goods — 36.0%
Dangote Sugar Refinery	4,294,400	$181,472
Flour Mills of Nigeria	1,233,612	457,252
Guinness Nigeria	664,658	648,007
Nestle Nigeria	246,915	1,460,771
Nigerian Breweries	3,019,539	2,953,005
Unilever Nigeria	1,776,263	387,100
		6,087,607
Financials — 45.7%
Access Bank	10,468,300	537,160
Diamond Bank	11,225,300	406,591
Ecobank Transnational	7,015,534	804,679
FBN Holdings	9,802,192	685,236
Fidelity Bank *	8,050,616	94,770
First City Monument Bank	10,612,916	249,226
Guaranty Trust Bank	11,567,200	1,745,729
Skye Bank	8,968,900	129,945
Transnational Corp of Nigeria	21,894,800	533,987
UAC of Nigeria	1,750,680	560,133
United Bank for Africa	15,001,562	430,169
Zenith Bank	12,276,800	1,571,193
		7,748,818
Industrials — 8.6%
Ashaka Cement	475,193	89,904
Dangote Cement	564,000	732,025
Lafarge Cement WAPCO Nigeria	951,600	631,853
		1,453,782
Oil & Gas — 9.4%
Forte Oil	435,328	557,004
Oando *	3,671,500	480,077
SEPLAT Petroleum Development	169,967	558,782
		1,595,863

The accompanying notes are an integral part of the financial statements.

76

Schedule of Investments	October 31, 2014

Global X MSCI Nigeria ETF

	Face Amount(1)	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $18,861,168)		$16,886,070

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 11/03/14	25,846	25,846
0.091%, 11/03/14, GBP	1	2
0.650%, 11/03/14, NOK	18	3
TOTAL TIME DEPOSITS
(Cost $25,851)		25,851
TOTAL INVESTMENTS — 99.9%
(Cost $18,887,019)		$16,911,921

Percentages are based on Net Assets of $16,923,981.

(1)	In U.S. Dollars unless otherwise indicated.

GBP — British Pound Sterling

NOK — Norwegian Krone

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,740,198	$4,145,872	$—	$16,886,070
Time Deposits	—	25,851	—	25,851
Total Investments in Securities	$12,740,198	$4,171,723	$—	$16,911,921

For the year ended October 31, 2014, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

77

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%

ARGENTINA— 3.6%
Consumer Services — 1.8%
Arcos Dorados Holdings, Cl A	95,031	$585,391
MercadoLibre	16,197	2,205,221
		2,790,612
Oil & Gas — 1.8%
YPF ADR	76,998	2,708,020
TOTAL ARGENTINA		5,498,632
AUSTRALIA— 0.8%
Basic Materials — 0.7%
Paladin Energy *	2,464,800	704,129
Resolute Mining *	916,600	257,820
		961,949
Consumer Services — 0.1%
Donaco International *	272,900	217,090
iSentric *	35,523	8,275
		225,365
TOTAL AUSTRALIA		1,187,314
BAHRAIN— 0.1%
Financials — 0.1%
Al-Salam Bank	262,700	132,395

The accompanying notes are an integral part of the financial statements.

78

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
BANGLADESH—1.0%
Consumer Services — 0.3%
Square Pharmaceuticals	114,666	$412,967
Telecommunications — 0.7%
GrameenPhone	238,600	1,154,690
TOTAL BANGLADESH		1,567,657
CANADA— 2.6%
Basic Materials — 2.2%
African Barrick Gold	195,830	645,394
Asanko Gold *	66,841	100,785
Endeavour Mining *	328,934	140,040
First Quantum Minerals	94,229	1,420,811
Turquoise Hill Resources *	291,377	976,899
		3,283,929
Oil & Gas — 0.4%
Pan American Silver	69,415	641,540
TOTAL CANADA		3,925,469
CAYMAN ISLANDS— 0.4%
Consumer Services — 0.4%
NagaCorp	657,983	553,184
CHILE— 4.2%
Basic Materials — 0.3%
Empresas CMPC	95,200	233,331
Sociedad Quimica y Minera de Chile, Cl B	7,650	177,758
		411,089
Consumer Services — 1.5%
Cencosud	71,400	202,061
Latam Airlines Group *	88,060	1,053,716
SACI Falabella	148,680	1,084,994
		2,340,771
Financials — 0.3%
Banco de Chile	2,064,127	251,490
Banco Santander Chile	4,664,700	246,929
		498,419
Oil & Gas — 0.2%
Empresas COPEC	20,230	244,628
Utilities — 1.9%
Empresa Nacional de Electricidad	953,549	1,485,963
Enersis	4,309,153	1,370,959
		2,856,922

The accompanying notes are an integral part of the financial statements.

79

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHILE		$6,351,829
COLOMBIA— 2.5%
Consumer Goods — 0.1%
Almacenes Exito	13,090	184,845
Financials — 0.2%
Grupo de Inversiones Suramericana	11,121	230,434
Industrials — 0.1%
Cementos Argos	43,046	219,329
Oil & Gas — 2.1%
Ecopetrol	627,448	838,830
Pacific Rubiales Energy ^	152,059	2,292,788
		3,131,618
TOTAL COLOMBIA		3,766,226
CZECH REPUBLIC— 1.3%
Financials — 0.2%
Komercni Banka	1,309	280,343
Telecommunications — 0.1%
Telefonica Czech Republic	17,850	199,383
Utilities — 1.0%
CEZ	57,021	1,576,893
TOTAL CZECH REPUBLIC		2,056,619
EGYPT— 0.6%
Financials — 0.5%
Commercial International Bank Egypt SAE	58,600	395,690
Talaat Moustafa Group	182,550	268,334
		664,024
Telecommunications — 0.1%
Global Telecom Holding SAE *	302,703	184,161
TOTAL EGYPT		848,185
FRANCE— 0.2%
Oil & Gas — 0.2%
Etablissements Maurel et Prom	32,341	386,844
GREECE— 0.0%
Industrials — 0.0%
Metka	8,182	79,959
HUNGARY— 0.7%
Consumer Services — 0.2%
Richter Gedeon Nyrt	16,746	255,382

The accompanying notes are an integral part of the financial statements.

80

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.4%
OTP Bank	38,390	$634,131
Oil & Gas — 0.1%
MOL Hungarian Oil & Gas	3,213	152,756
TOTAL HUNGARY		1,042,269
INDONESIA— 8.7%
Basic Materials — 1.3%
Indocement Tunggal Prakarsa	178,500	354,489
Semen Indonesia Persero	1,225,085	1,609,286
		1,963,775
Consumer Goods — 1.9%
Astra International	2,496,097	1,399,343
Charoen Pokphand Indonesia	643,700	223,710
Gudang Garam	91,514	437,313
Indofood CBP Sukses Makmur TBK	238,000	217,617
Indofood Sukses Makmur	476,900	269,329
Unilever Indonesia	111,169	279,647
		2,826,959
Consumer Services — 0.2%
Kalbe Farma	2,559,600	361,119
Financials — 3.0%
Bank Central Asia	1,600,268	1,728,051
Bank Mandiri	2,093,918	1,793,302
Bank Rakyat Indonesia Persero	1,130,500	1,036,019
		4,557,372
Industrials — 0.1%
United Tractors	142,800	217,125
Telecommunications — 1.1%
Telekomunikasi Indonesia Persero	7,706,505	1,753,652
Utilities — 1.1%
Perusahaan Gas Negara	3,256,539	1,603,344
TOTAL INDONESIA		13,283,346
KAZAKHSTAN— 0.2%
Oil & Gas — 0.2%
KazMunaiGas Exploration Production JSC GDR	18,761	299,238
KENYA— 0.2%
Telecommunications — 0.2%
Safaricom	2,155,400	292,768

The accompanying notes are an integral part of the financial statements.

81

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
KUWAIT— 1.1%
Financials — 1.1%
Kuwait Finance House	397,414	$1,067,802
National Bank of Kuwait SAK	178,080	595,031
TOTAL KUWAIT		1,662,833
LUXEMBOURG— 0.1%
Consumer Goods — 0.1%
Adecoagro *	24,455	221,807
MALAYSIA— 10.8%
Basic Materials — 0.2%
Petronas Chemicals Group	136,290	254,825
Consumer Goods — 0.4%
British American Tobacco Malaysia	10,705	226,191
IOI	178,200	264,923
Kuala Lumpur Kepong	30,350	212,222
		703,336
Consumer Services — 0.6%
Genting	95,200	282,192
Genting Malaysia	226,100	295,578
IHH Healthcare	230,452	346,808
		924,578
Energy — 0.8%
Sapurakencana Petroleum	1,152,767	1,195,086
Financials — 2.4%
CIMB Group Holdings	339,770	670,398
Malayan Banking	497,826	1,468,089
Public Bank	269,200	1,517,358
		3,655,845
Industrials — 1.2%
MISC	142,800	297,821
Sime Darby	508,330	1,495,974
		1,793,795
Oil & Gas — 0.2%
Petronas Dagangan	23,800	147,608
Petronas Gas	31,649	216,301
		363,909
Telecommunications — 3.5%
Axiata Group	694,767	1,489,126
DiGi.Com	1,001,002	1,883,773

The accompanying notes are an integral part of the financial statements.

82

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
Maxis	691,396	$1,416,739
Telekom Malaysia	205,785	450,453
		5,240,091
Utilities — 1.5%
Tenaga Nasional	523,973	2,128,230
YTL	452,200	228,214
		2,356,444
TOTAL MALAYSIA		16,487,909
MEXICO— 11.1%
Basic Materials — 2.8%
Fresnillo	90,211	1,006,658
Grupo Mexico, Cl B	461,568	1,586,727
Industrias Penoles	10,674	241,459
Mexichem	347,317	1,418,851
		4,253,695
Consumer Goods — 1.7%
Arca Continental	49,138	315,975
Coca-Cola Femsa	23,800	251,735
Fomento Economico Mexicano	82,809	796,773
Grupo Bimbo, Ser A	95,200	279,608
Grupo Lala, Cl B	299,181	681,888
Kimberly-Clark de Mexico, Cl A	99,183	230,543
		2,556,522
Consumer Services — 1.1%
Grupo Elektra	9,163	347,956
Wal-Mart de Mexico	578,480	1,339,914
		1,687,870
Financials — 1.1%
Grupo Financiero Banorte, Cl O	122,984	787,184
Grupo Financiero Inbursa, Cl O	309,400	932,360
		1,719,544
Industrials — 2.4%
Alfa, Cl A	564,170	1,798,847
Cemex *	592,129	729,023
OHL Mexico *	101,790	285,298
Promotora y Operadora de Infraestructura *	58,013	799,228
		3,612,396
Telecommunications — 1.7%
America Movil	1,382,967	1,689,360
Grupo Televisa	113,521	821,419
		2,510,779

The accompanying notes are an integral part of the financial statements.

83

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.3%
Infraestructura Energetica Nova	78,840	$480,423
TOTAL MEXICO		16,821,229
NIGERIA— 0.3%
Consumer Goods — 0.1%
Nigerian Breweries	212,800	208,111
Financials — 0.2%
Guaranty Trust Bank	1,503,200	226,864
TOTAL NIGERIA		434,975
OMAN— 0.6%
Financials — 0.2%
BankMuscat SAOG	154,700	282,880
Telecommunications — 0.4%
Oman Telecommunications SAOG	130,110	562,684
TOTAL OMAN		845,564
PAKISTAN— 0.6%
Oil & Gas — 0.5%
Oil & Gas Development	101,500	225,200
Pakistan Petroleum	285,600	567,949
		793,149
Telecommunications — 0.1%
Pakistan Telecommunication	764,993	154,219
TOTAL PAKISTAN		947,368
PANAMA— 1.3%
Consumer Services — 1.3%
Copa Holdings, Cl A	16,747	1,958,059
PAPUA NEW GUINEA— 1.3%
Oil & Gas — 1.3%
Oil Search	255,827	1,940,639
PERU— 0.6%
Financials — 0.6%
Credicorp Ltd.	5,649	909,489
PHILIPPINES— 3.8%
Consumer Goods — 0.5%
JG Summit Holdings *	203,049	288,680
Universal Robina	101,717	421,602
		710,282
Consumer Services — 0.8%
SM Investments	73,124	1,276,717

The accompanying notes are an integral part of the financial statements.

84

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.4%
Ayala	21,420	$329,355
SM Prime Holdings	838,497	326,617
		655,972
Industrials — 0.5%
Alliance Global Group	487,900	275,072
DMCI Holdings	672,730	242,857
International Container Terminal Services	95,200	246,088
		764,017
Real Estate — 0.2%
Ayala Land	428,400	319,808
Technology — 1.0%
Philippine Long Distance Telephone	22,684	1,579,160
Utilities — 0.4%
Aboitiz Power	280,458	256,240
Manila Electric	42,840	250,119
		506,359
TOTAL PHILIPPINES		5,812,315
POLAND— 4.8%
Basic Materials — 0.9%
KGHM Polska Miedz	37,256	1,439,230
Consumer Goods — 0.2%
LPP *	85	254,019
Financials — 1.7%
Bank Pekao	12,644	662,169
Bank Zachodni *	2,523	286,244
Powszechna Kasa Oszczednosci Bank Polski	60,891	678,156
Powszechny Zaklad Ubezpieczen	5,686	853,932
		2,480,501
Oil & Gas — 1.0%
Polski Koncern Naftowy Orlen S.A.	99,686	1,243,036
Polskie Gornictwo Naftowe i Gazownictwo	162,300	242,779
		1,485,815
Utilities — 1.0%
PGE	242,550	1,594,110
TOTAL POLAND		7,253,675
QATAR— 1.9%
Financials — 0.7%
Qatar National Bank	18,420	1,083,990
Industrials — 1.2%
Industries Qatar QSC	35,056	1,813,665

The accompanying notes are an integral part of the financial statements.

85

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL QATAR		$2,897,655
RUSSIA— 0.7%
Basic Materials — 0.7%
Polyus Gold International	336,121	1,005,578
SOUTH AFRICA— 9.5%
Basic Materials — 1.5%
Anglo American Platinum *	17,255	543,500
AngloGold Ashanti	48,330	409,057
Aquarius Platinum *	374,603	98,886
Impala Platinum Holdings	60,620	440,588
Kumba Iron Ore	19,616	489,113
Mondi	17,421	290,828
		2,271,972
Consumer Goods — 0.5%
Tiger Brands	25,813	774,857
Consumer Services — 4.1%
Aspen Pharmacare Holdings	28,961	1,031,449
Mediclinic International	98,156	875,203
Naspers, Cl N	14,988	1,862,327
Shoprite Holdings	43,004	621,995
Steinhoff International Holdings	199,111	1,016,553
Woolworths Holdings	108,118	767,210
		6,174,737
Financials — 1.1%
FirstRand	220,480	942,035
Standard Bank Group	62,265	782,047
		1,724,082
Industrials — 0.6%
Bidvest Group	29,910	821,381
Oil & Gas — 0.1%
Exxaro Resources	19,040	198,208
Technology — 0.5%
Sasol	15,383	764,750
Telecommunications — 1.1%
MTN Group	37,763	834,088
Vodacom Group	69,110	837,240
		1,671,328
TOTAL SOUTH AFRICA		14,401,315

The accompanying notes are an integral part of the financial statements.

86

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 0.2%
Consumer Services — 0.2%
Kolao Holdings	18,454	$283,182
THAILAND— 8.8%
Basic Materials — 0.4%
PTT Global Chemical	322,531	613,967
Consumer Goods — 1.3%
Charoen Pokphand Foods	991,457	951,275
Thai Beverage(A)	1,775,507	1,024,905
		1,976,180
Consumer Services — 1.3%
Bangkok Dusit Medical Services, Cl F	1,771,600	1,006,282
CP ALL	648,522	905,979
		1,912,261
Financials — 0.5%
Siam Commercial Bank	156,260	851,586
Industrials — 1.6%
Airports of Thailand	117,494	872,998
Siam Cement	86,440	1,194,289
Siam Cement NVDR	22,360	308,935
		2,376,222
Oil & Gas — 1.9%
PTT	148,891	1,682,281
PTT Exploration & Production	280,360	1,261,060
		2,943,341
Telecommunications — 1.8%
Advanced Info Service	185,454	1,360,869
Intouch Holdings, Cl F	32,200	73,159
Intouch Holdings	5,900	13,405
Intouch Holdings NVDR	265,830	603,974
Total Access Communication	21,500	68,322
Total Access Communication NVDR	195,721	621,957
		2,741,686
TOTAL THAILAND		13,415,243
TURKEY— 8.5%
Basic Materials — 1.6%
Eregli Demir ve Celik Fabrikalari	1,199,573	2,501,587
Consumer Goods — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii *	17,850	209,035
Coca-Cola Icecek	10,710	244,571

The accompanying notes are an integral part of the financial statements.

87

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Ford Otomotiv Sanayi	15,470	$197,887
		651,493
Consumer Services — 1.8%
BIM Birlesik Magazalar	69,699	1,594,770
Turk Hava Yollari *	348,475	1,144,214
		2,738,984
Financials — 1.4%
Akbank	189,000	683,574
Turkiye Garanti Bankasi	188,425	736,658
Turkiye Is Bankasi, Cl C	281,144	704,063
		2,124,295
Industrials — 1.2%
Enka Insaat ve Sanayi	116,254	281,707
KOC Holding	298,736	1,527,184
		1,808,891
Oil & Gas — 1.0%
Tupras Turkiye Petrol Rafinerileri	68,143	1,480,903
Telecommunications — 1.1%
Turk Telekomunikasyon	90,036	259,134
Turkcell Iletisim Hizmetleri *	228,640	1,328,464
		1,587,598
TOTAL TURKEY		12,893,751
UKRAINE— 0.3%
Consumer Goods — 0.3%
Kernel Holding *	49,731	391,920
UNITED ARAB EMIRATES— 3.3%
Financials — 1.1%
First Gulf Bank PJSC	233,913	1,155,873
National Bank of Abu Dhabi PJSC	166,140	610,643
		1,766,516
Industrials — 0.6%
DP World	44,946	861,165
Real Estate — 1.6%
Emaar Properties PJSC	893,371	2,432,265
TOTAL UNITED ARAB EMIRATES		5,059,946
UNITED KINGDOM— 2.2%
Basic Materials — 0.5%
KAZ Minerals	216,735	798,202
Financials — 0.4%
Bank of Georgia Holdings	16,774	686,997

The accompanying notes are an integral part of the financial statements.

88

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Oil & Gas — 0.9%
Afren *	452,200	$558,866
Premier Oil	186,673	770,213
		1,329,079
Telecommunications — 0.4%
Cable & Wireless Communications	774,762	597,935
TOTAL UNITED KINGDOM		3,412,213
UNITED STATES— 0.5%
Oil & Gas — 0.5%
Vaalco Energy *	93,718	695,388
VIETNAM— 0.2%
Utilities — 0.2%
PetroVietnam Gas JSC	75,070	373,939
TOTAL COMMON STOCK
(Cost $153,450,010)		151,397,926

PREFERRED STOCK — 0.3%
COLOMBIA— 0.3%
Consumer Services — 0.1%
Avianca Holdings	115,101	215,596
Financials — 0.2%
Banco Davivienda	14,600	217,503
TOTAL PREFERRED STOCK
(Cost $472,933)		433,099

CONVERTIBLE BOND — 0.0%
BankMuscat SAOG 4.500%, 03/20/17
(Cost $–)	2,702	758

TIME DEPOSITS — 0.4%
Brown Brothers Harriman
0.030%, 11/03/14	591,024	591,024
1.799%, 11/03/14, AUD	6	5
0.337%, 11/03/14, CAD	25	22
TOTAL TIME DEPOSITS
(Cost $591,051)		591,051
TOTAL INVESTMENTS — 100.3%
(Cost $154,513,994)		$152,422,834

Percentages are based on Net Assets of $152,027,109.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.

The accompanying notes are an integral part of the financial statements.

89

Schedule of Investments	October 31, 2014

Global X Next Emerging & Frontier ETF

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2014, was $1,024,905 and represented 0.7% of Net Assets.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

Ltd. — Limited

NVDR — Non-voting Depositary Receipt

Ser — Series

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$150,373,021	$—	$1,024,905	$151,397,926
Preferred Stock	433,099	—	—	433,099
Convertible Bond	—	758	—	758
Time Deposits	—	591,051	—	591,051
Total Investments in Securities	$150,806,120	$591,809	$1,024,905	$152,422,834

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended October 31, 2014, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

90

Schedule of Investments	October 31, 2014

Global X FTSE Portugal 20 ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
PORTUGAL— 99.8%
Basic Materials — 12.7%
Altri	415,628	$1,161,769
Cimpor Cimentos de Portugal	107,799	219,879
Portucel	473,103	1,758,095
Semapa-Sociedade de Investimento e Gestao	121,703	1,471,293
Sonae Industria *	179,121	40,395
		4,651,431
Consumer Goods — 8.5%
Jeronimo Martins	160,947	1,407,316
Sonae	1,285,713	1,722,016
		3,129,332
Consumer Services — 5.3%
ZON OPTIMUS	340,905	1,953,215
Energy — 14.8%
Galp Energia	373,781	5,415,996
Financials — 18.5%
Banco BPI, Cl G * (A)	943,048	1,844,388
Banco Comercial Portugues, Cl R * (A)	36,994,966	4,171,580
Banco Espirito Santo (D)(E) *	2,085,614	—
BANIF - Banco Internacional do Funchal *	85,797,316	773,966
		6,789,934
Industrials — 4.4%
Mota-Engil	297,332	1,557,161

The accompanying notes are an integral part of the financial statements.

91

Schedule of Investments	October 31, 2014

Global X FTSE Portugal 20 ETF

	Shares/Face Amount/Number of Rights	Value
COMMON STOCK — continued
Industrials — continued
Sonae Capital *	249,669	$90,402
		1,647,563
Technology — 0.4%
Novabase SGPS	42,800	128,697
Telecommunication Services — 4.5%
Portugal Telecom (A)	897,935	1,470,402
Sonaecom *	91,145	174,605
		1,645,007
Utilities — 30.7%
EDP Renovaveis	279,445	1,815,001
Energias de Portugal	1,927,118	8,284,084
REN - Redes Energeticas Nacionais	375,941	1,164,821
		11,263,906
TOTAL COMMON STOCK
(Cost $44,747,645)		36,625,081

U.S. TREASURY OBLIGATION — 8.2%
United States Treasury Bills
0.000%, 11/06/14 (C)
(Cost $3,000,000)	$3,000,000	3,000,000

RIGHTS — 0.0%
Mota-Engil, Expires 12/31/14 (E)*
(Cost $—)	16,400	—

REPURCHASE AGREEMENT — 4.3%
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price
$1,595,626 (collateralized by U.S. Treasury Notes, par value $1,667,735
1.125%, 12/31/19 with a total market value of $1,620,960) (B)
(Cost $1,595,613)	1,595,613	1,595,613
TOTAL INVESTMENTS — 112.3%
(Cost $49,343,258)		$41,220,694

Percentages are based on Net Assets of $36,691,521.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $1,450,044.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $1,595,613.
(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security considered illiquid. The total value of such security as of October 31, 2014 was $0 and represented 0.0% of Net Assets.

The accompanying notes are an integral part of the financial statements.

92

Schedule of Investments	October 31, 2014

Global X FTSE Portugal 20 ETF

(E)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2014 was $0 and represented 0.0% of Net Assets.

Cl — Class

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,625,081	$—	$—	$36,625,081
U.S. Treasury Obligation	—	3,000,000	—	3,000,000
Rights	—	—	—	—
Repurchase Agreement	—	1,595,613	—	1,595,613
Total Investments in Securities	$36,625,081	$4,595,613	$—	$41,220,694

For the period ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

93

Statements of Assets and Liabilities
October 31, 2014

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$156,961,446	$4,567,752	$49,950,683	$6,024,481
Cost of Repurchase Agreement	17,500,925	—	—	—
Investments, at Value	$134,671,992 *	$4,521,202	$48,467,971	$5,662,179
Repurchase Agreement, at Value	17,500,925	—	—	—
Receivable for Investment Securities Sold	11,975,874	138,886	1,348,415	299,937
Dividend and Interest Receivable	113,531	—	21,767	2,114
Receivable for Capital Shares Sold	—	—	—	2,469,693
Total Assets	164,262,322	4,660,088	49,838,153	8,433,923

Liabilities:
Obligation to Return Securities Lending Collateral	17,500,925	—	—	—
Payable for Investment Securities Purchased	12,672,694	148,583	1,227,179	2,611,463
Payable due to Investment Adviser	74,667	2,668	25,640	1,826
Total Liabilities	30,248,286	151,251	1,252,819	2,613,289
Net Assets	$134,014,036	$4,508,837	$48,585,334	$5,820,634
Net Assets Consist of:
Paid-in Capital	$175,238,288	$5,096,233	$50,922,310	$7,680,973
Undistributed Net Investment Income	1,730,708	81,629	580,994	39,452
Accumulated Net Realized Loss on Investments	(20,665,570)	(622,475)	(1,435,260)	(1,537,489)
Net Unrealized Depreciation on Investments	(22,289,454)	(46,550)	(1,482,712)	(362,302)
Net Unrealized Appreciation on Foreign Currency Translations	64	—	2	—
Net Assets	$134,014,036	$4,508,837	$48,585,334	$5,820,634
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,700,000	300,000	3,600,000	450,000

Net Asset Value, Offering and Redemption Price Per Share	$13.82	$15.03	$13.50	$12.93

*Includes Market Value of Securities on Loan	$15,680,079	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

94

Statements of Assets and Liabilities
October 31, 2014

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF
Assets:
Cost of Investments	$3,757,076	$19,512,629	$30,808,618	$11,131,251
Cost of Foreign Currency	—	—	6,935	—
Investments, at Value	$2,970,840	$22,279,360	$29,339,230	$9,014,741
Foreign Currency, at Value	—	—	6,935	—
Receivable for Investment Securities Sold	125,639	—	—	—
Dividend and Interest Receivable	347	40,662	—	1,164
Reclaim Receivable	—	—	5,780	—
Total Assets	3,096,826	22,320,022	29,351,945	9,015,905

Liabilities:
Payable for Investment Securities Purchased	135,856	—	—	—
Payable due to Investment Adviser	1,651	11,983	15,982	5,447
Cash Overdraft	—	1,168	—	—
Total Liabilities	137,507	13,151	15,982	5,447
Net Assets	$2,959,319	$22,306,871	$29,335,963	$9,010,458
Net Assets Consist of:
Paid-in Capital	$4,656,472	$20,668,941	$31,984,358	$12,385,534
Undistributed Net Investment Income	30,768	54,302	641,309	140,219
Accumulated Net Realized Loss on Investments	(941,681)	(1,183,103)	(1,821,075)	(1,398,783)
Net Unrealized Appreciation (Depreciation) on Investments	(786,236)	2,766,731	(1,469,388)	(2,116,510)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(4)	—	759	(2)
Net Assets	$2,959,319	$22,306,871	$29,335,963	$9,010,458
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	199,971	950,000	1,750,000	850,000

Net Asset Value, Offering and Redemption Price Per Share	$14.80	$23.48	$16.76	$10.60

The accompanying notes are an integral part of the financial statements.

95

Statements of Assets and Liabilities
October 31, 2014

	Global X MSCI Colombia ETF		Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Assets:
Cost of Investments	$115,862,875		$8,964,493	$9,936,453	$3,349,005
Cost of Foreign Currency	5,429		925	4,186	—
Investments, at Value	$100,714,666	*	$7,933,228	$9,917,748	$2,715,904
Cash	6,514,284	(1)	—	—	—
Foreign Currency, at Value	5,429		925	4,186	—
Receivable for Capital Shares Sold	3,482,323		—	—	—
Receivable for Investment Securities Sold	128,038		—	—	—
Dividend and Interest Receivable	49,514		12,666	27,038	4,836
Unrealized Appreciation on Spot Contracts	120		—	—	—
Total Assets	110,894,374		7,946,819	9,948,972	2,720,740

Liabilities:
Obligation to Return Securities Lending Collateral	6,514,284		—	—	—
Payable for Investment Securities Purchased	3,470,096		—	—	—
Due to Broker	143,303		—	—	—
Payable due to Investment Adviser	51,071		4,549	6,290	1,777
Payable due to Custodian	24,686		—	—	—
Unrealized Depreciation on Spot Contracts	3,423		7	32	—
Total Liabilities	10,206,863		4,556	6,322	1,777
Net Assets	$100,687,511		$7,942,263	$9,942,650	$2,718,963
Net Assets Consist of:
Paid-in Capital	$140,571,869		$13,930,951	$12,757,969	$4,608,454
Undistributed Net Investment Income	1,165,141		209,391	238,743	113,368
Accumulated Net Realized Loss on Investments	(25,910,650)		(5,166,088)	(3,034,917)	(1,369,530)
Net Unrealized Depreciation on Investments	(15,148,209)		(1,031,265)	(18,705)	(633,101)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	9,360		(726)	(440)	(228)
Net Assets	$100,687,511		$7,942,263	$9,942,650	$2,718,963
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,780,000		650,000	600,000	250,000

Net Asset Value, Offering and Redemption Price Per Share	$17.42		$12.22	$16.57	$10.88

*Includes Market Value of Securities on Loan	$6,235,100		$—	$—	$—

(1) Cash is restricted, received from securities on loan. (See Note 7 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

96

Statements of Assets and Liabilities
October 31, 2014

	Global X MSCI Argentina ETF	Global X FTSE Greece 20 ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Assets:
Cost of Investments	$21,845,766	$226,646,568	$212,062,212	$54,694,865
Cost of Repurchase Agreement	—	2,341,200	12,720,116	—
Cost of Foreign Currency	—	1	—	—
Investments, at Value	$20,643,180	$158,876,043 *	$182,723,495 *	$59,584,109
Repurchase Agreement, at Value	—	2,341,200	12,720,116	—
Foreign Currency, at Value	—	1	—	—
Receivable for Investment Securities Sold	762,163	857,058	—	—
Dividend and Interest Receivable	4,244	2,199	223,257	174
Reclaim Receivable	126	—	162,373	367,381
Unrealized Appreciation on Spot Contracts	—	439	6,901	—
Due from Broker	—	—	3,412	—
Receivable for Capital Shares Sold	—	911,889	—	—
Total Assets	21,409,713	162,988,829	195,839,554	59,951,664

Liabilities:
Payable for Investment Securities Purchased	743,046	186,150	—	—
Payable due to Investment Adviser	12,919	73,448	79,594	25,111
Cash Overdraft	—	18,526,753	—	—
Payable due to Custodian	—	51,830	2,230	—
Obligation to Return Securities Lending Collateral	—	2,341,200	12,720,116	—
Due to Broker	1,501	—	—	—
Payable for Capital Shares Redeemed	—	1,584,195	—	—
Payable for Foreign Capital Gains Tax	—	23,992	—	—
Total Liabilities	757,466	22,787,568	12,801,940	25,111
Net Assets	$20,652,247	$140,201,261	$183,037,614	$59,926,553
Net Assets Consist of:
Paid-in Capital	$24,704,090	$224,741,416	$214,941,690	$54,389,344
Undistributed Net Investment Income	31,028	707,125	4,442,674	1,695,771
Accumulated Net Realized Loss on Investments	(2,880,282)	(17,477,194)	(6,995,530)	(1,008,606)
Net Unrealized Appreciation (Depreciation) on Investments	(1,202,586)	(67,770,525)	(29,338,717)	4,889,244
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(3)	439	(12,503)	(39,200)
Net Assets	$20,652,247	$140,201,261	$183,037,614	$59,926,553
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	974,975	8,850,000	12,350,000	2,460,000

Net Asset Value, Offering and Redemption Price Per Share	$21.18	$15.84	$14.82	$24.36

*Includes Market Value of Securities on Loan	$—	$1,896,372	$12,009,359	$—

The accompanying notes are an integral part of the financial statements.

97

Statements of Assets and Liabilities
October 31, 2014

	Global X Central Asia & Mongolia Index ETF	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF
Assets:
Cost of Investments	$2,752,010	$18,887,019	$154,513,994	$47,747,645
Cost of Repurchase Agreement	—	—	—	1,595,613
Cost of Foreign Currency	—	—	291,606	—
Investments, at Value	$2,452,560	$16,911,921	$152,422,834	$39,625,081 *
Repurchase Agreement, at Value	—	—	—	1,595,613
Foreign Currency, at Value	—	—	132,035	—
Dividend and Interest Receivable	6,514	18,214	111,987	4,080
Reclaim Receivable	3,971	4,736	17,999	75,586
Receivable due from Custodian	—	124,484	—	—
Unrealized Appreciation on Spot Contracts	—	—	1	—
Receivable for Investment Securities Sold	—	—	656,656	—
Due from Broker	—	—	155,772	—
Total Assets	2,463,045	17,059,355	153,497,284	41,300,360

Liabilities:
Payable for Investment Securities Purchased	—	124,484	—	—
Cash Overdraft	4,469	—	—	2,989,057
Payable due to Investment Adviser	1,478	10,890	63,570	18,251
Payable due to Custodian	65	—	30,211	5,918
Obligation to Return Securities Lending Collateral	—	—	—	1,595,613
Due to Broker	—	—	999,740	—
Payable for Capital Shares Redeemed	—	—	376,645	—
Unrealized Depreciation on Spot Contracts	—	—	9	—
Total Liabilities	6,012	135,374	1,470,175	4,608,839
Net Assets	$2,457,033	$16,923,981	$152,027,109	$36,691,521
Net Assets Consist of:
Paid-in Capital	$2,865,881	$19,602,813	$152,738,518	$45,932,120
Undistributed Net Investment Income	54,942	383,917	1,775,431	575,664
Accumulated Net Realized Loss on Investments	(165,083)	(1,087,049)	(404,253)	(1,687,532)
Net Unrealized Depreciation on Investments	(299,450)	(1,975,098)	(2,091,160)	(8,122,564)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	743	(602)	8,573	(6,167)
Net Assets	$2,457,033	$16,923,981	$152,027,109	$36,691,521
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	200,000	1,300,000	5,950,000	2,900,000

Net Asset Value, Offering and Redemption Price Per Share	$12.29	$13.02	$25.55	$12.65
*Includes Market Value of Securities on Loan	$—	$—	$—	$1,450,044

 The accompanying notes are an integral part of the financial statements.

98

Statements of Operations
For the year ended October 31, 2014

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Investment Income:
Dividend Income	$2,817,080	$118,857	$851,641	$73,294
Interest Income	70	28	28	3
Security Lending Income	236,023	—	—	—
Less: Foreign Taxes Withheld	(83,761)	(9,119)	(55,284)	(4,549)
Total Investment Income	2,969,412	109,766	796,385	68,748
Supervision and Administration Fees(1)	1,055,474	28,011	214,864	23,588
Total Expenses	1,055,474	28,011	214,864	23,588
Net Investment Income	1,913,938	81,755	581,521	45,160
Net Realized Gain (Loss) on:
Investments (2)	(2,703,686)	134,208	(2,273,883)	(488,710)
Foreign Currency Transactions	(1,291)	(76)	(1,007)	8
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,704,977)	134,132	(2,274,890)	(488,702)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(22,388,135)	(382,965)	(2,627,364)	713,439
Foreign Currency Translation	542	1	(2)	(77)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(22,387,593)	(382,964)	(2,627,366)	713,362
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translation	(25,092,570)	(248,832)	(4,902,256)	224,660
Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,178,632)	$(167,077)	$(4,320,735)	$269,820

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

99

Statements of Operations
For the year ended October 31, 2014

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF
Investment Income:
Dividend Income	$49,315	$180,689	$1,040,062	$263,296
Interest Income	4	9	20	2
Less: Foreign Taxes Withheld	(2,765)	(4,380)	(42,594)	(32,026)
Total Investment Income	46,554	176,318	997,488	231,272
Supervision and Administration Fees(1)	15,847	121,920	215,296	68,569
Total Expenses	15,847	121,920	215,296	68,569
Net Investment Income	30,707	54,398	782,192	162,703
Net Realized Gain (Loss) on:
Investments (2)	116,884	222,390	(1,156,632)	(792,528)
Foreign Currency Transactions	62	(96)	(30,433)	9,018
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	116,946	222,294	(1,187,065)	(783,510)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(240,011)	1,408,514	(371,494)	(785,058)
Foreign Currency Translation	(71)	—	1,007	13
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(240,082)	1,408,514	(370,487)	(785,045)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translation	(123,136)	1,630,808	(1,557,552)	(1,568,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(92,429)	$1,685,206	$(775,360)	$(1,405,852)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

100

Statements of Operations
For the year ended October 31, 2014

	Global X MSCI Colombia ETF		Global X Brazil Mid Cap ETF		Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Investment Income:
Dividend Income	$3,051,064		$320,570		$361,498	$137,528
Interest Income	104		15,259		14,500	7
Security Lending Income	101,619		—		—	—
Less: Foreign Taxes Withheld	(75,017)		—		—	—
Total Investment Income	3,077,770		335,829		375,998	137,535
Supervision and Administration Fees(1)	753,891		62,950		105,214	19,851
Income tax (2)	–		–		808	5
Custodian Fees	108,945		–		–	–
Total Expenses	862,836		62,950		106,022	19,856
Waiver of Supervision and Administration Fees	(132,223)		—		—	—
Net Expenses	730,613		62,950		106,022	19,856
Net Investment Income	2,347,157		272,879		269,976	117,679
Net Realized Gain (Loss) on:
Investments	(1,179,333	)(3)	(464,811	)(3)	144,270 (3)	(147,920)
Foreign Currency Transactions	(131,994)		(19,311)		2,619	641
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,311,327)		(484,122)		146,889	(147,279)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(19,284,545)		(902,730)		(1,193,472)	(209,137)
Foreign Currency Translation	13,493		(89)		(33)	(102)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(19,271,052)		(902,819)		(1,193,505)	(209,239)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translation	(20,582,379)		(1,386,941)		(1,046,616)	(356,518)
Net Decrease in Net Assets Resulting from Operations	$(18,235,222)		$(1,114,062)		$(776,640)	$(238,839)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

101

Statements of Operations
For the year ended October 31, 2014

	Global X MSCI Argentina ETF	Global X FTSE Greece 20 ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Investment Income:
Dividend Income	$194,547	$2,111,413	$5,856,280	$2,404,189
Interest Income	18	146	113	12
Security Lending Income	—	2,301	392,630	15,665
Less: Foreign Taxes Withheld	(20,959)	(129,084)	(906,490)	(170,998)
Total Investment Income	173,606	1,984,776	5,342,533	2,248,868
Supervision and Administration Fees(1)	104,009	1,092,988	627,408	306,971
Custodian Fees	570	144,659	—	—
Total Expenses	104,579	1,237,647	627,408	306,971
Net Expenses	104,579	1,237,647	627,408	306,971
Net Investment Income	69,027	747,129	4,715,125	1,941,897
Net Realized Gain (Loss) on:
Investments (2)	212,773	3,505,710	1,544,359	3,152,093
Foreign Currency Transactions	3,516	(53,754)	(78,894)	(16,146)
Net Realized Gain on Investments and Foreign Currency Transactions	216,289	3,451,956	1,465,465	3,135,947
Net Change in Unrealized Depreciation on:
Investments	(1,390,956)	(88,239,303)	(35,362,354)	(2,916,326)
Foreign Currency Translation	(3)	(320)	(12,503)	(42,382)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(1,390,959)	(88,239,623)	(35,374,857)	(2,958,708)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translation	(1,174,670)	(84,787,667)	(33,909,392)	177,239
Net Increase(Decrease) in Net Assets Resulting from Operations	$(1,105,643)	$(84,040,538)	$(29,194,267)	$2,119,136

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

102

Statements of Operations
For the year or period ended October 31, 2014

	Global X Central Asia & Mongolia Index ETF	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF(4)		Global X FTSE Portugal 20 ETF(5)
Investment Income:
Dividend Income	$77,344	$594,483	$2,656,537		$822,676
Interest Income	3,811	19	1,253		15
Security Lending Income	—	—	—		10,644
Less: Foreign Taxes Withheld	(5,107)	(55,206)	(270,063)		(123,422)
Total Investment Income	76,048	539,296	2,387,727		709,913
Supervision and Administration Fees(1)	14,672	96,032	453,531		122,253
Income Tax (2)	—	—	17		—
Custodian Fees	169	33,893	80,583		13,646
Total Expenses	14,841	129,925	534,131		135,899
Waiver of Supervision and Administration Fees	—	(33,893)	—		—
Net Expenses	14,841	96,032	534,131		135,899
Net Investment Income	61,207	443,264	1,853,596		574,014
Net Realized Gain (Loss) on:
Investments	(148,332)	(1,087,050)	(188,929	)(3)	(1,291,034	)(3)
Foreign Currency Transactions	(2,399)	(59,347)	(49,871)		1,650
Net Realized Loss on Investments and Foreign Currency Transactions	(150,731)	(1,146,397)	(238,800)		(1,289,384)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(169,521)	(1,689,405)	(2,091,160)		(8,122,564)
Foreign Currency Translation	766	(490)	8,573		(6,167)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(168,755)	(1,689,895)	(2,082,587)		(8,128,731)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translation	(319,486)	(2,836,292)	(2,321,387)		(9,418,115)
Net Decrease in Net Assets Resulting from Operations	$(258,279)	$(2,393,028)	$(467,791)		$(8,844,101)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(4)	Commenced operations on November 6, 2013.
(5)	Commenced operations on November 12, 2013.

The accompanying notes are an integral part of the financial statements.

103

Statements of Changes in Net Assets

	Global X China Consumer ETF		Global X China Energy ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income	$1,913,938	$2,017,582	$81,755	$84,934
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	(2,704,977)	5,995,641	134,132	(83,593)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(22,387,593)	10,376,723	(382,964)	541,289
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,178,632)	18,389,946	(167,077)	542,630
Dividends and Distributions from:
Net Investment Income	(1,981,753)	(2,128,638)	(85,026)	(88,625)
Total Dividends and Distributions	(1,981,753)	(2,128,638)	(85,026)	(88,625)
Capital Share Transactions:
Issued	48,155,014	84,722,000	1,700,115	—
Redeemed	(59,534,481)	(57,144,000)	(1,473,525)	(736,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(11,379,467)	27,578,000	226,590	(736,000)
Total Increase (Decrease) in Net Assets	(36,539,852)	43,839,308	(25,513)	(281,995)
Net Assets:
Beginning of Year	170,553,888	126,714,580	4,534,350	4,816,345
End of Year	$134,014,036	$170,553,888	$4,508,837	$4,534,350
Undistributed Net Investment Income	$1,730,708	$1,780,604	$81,629	$85,001
Share Transactions:
Issued	3,050,000	5,750,000	100,000	—
Redeemed	(4,100,000)	(4,050,000)	(100,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,050,000)	1,700,000	—	(50,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

104

Statements of Changes in Net Assets

	Global X China Financials ETF		Global X China Industrials ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income	$581,521	$244,069	$45,160	$56,240
Net Realized Loss on Investments and Foreign Currency Transactions (1)	(2,274,890)	(163,619)	(488,702)	(227,952)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(2,627,366)	1,634,223	713,362	498,090
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,320,735)	1,714,673	269,820	326,378
Dividends and Distributions from:
Net Investment Income	(243,282)	(186,317)	(65,300)	(64,616)
Total Dividends and Distributions	(243,282)	(186,317)	(65,300)	(64,616)
Capital Share Transactions:
Issued	43,844,234	38,748,500	2,505,369	—
Redeemed	(33,212,829)	(3,771,500)	(1,137,500)	(574,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	10,631,405	34,977,000	1,367,869	(574,500)
Total Increase (Decrease) in Net Assets	6,067,388	36,505,356	1,572,389	(312,738)
Net Assets:
Beginning of Year	42,517,946	6,012,590	4,248,245	4,560,983
End of Year	$48,585,334	$42,517,946	$5,820,634	$4,248,245
Undistributed Net Investment Income	$580,994	$243,279	$39,452	$50,774
Share Transactions:
Issued	3,200,000	3,000,000	200,000	—
Redeemed	(2,800,000)	(300,000)	(100,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	400,000	2,700,000	100,000	(50,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

105

Statements of Changes in Net Assets

	Global X China Materials ETF			Global X NASDAQ China Technology ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013		Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income	$30,707	$39,240		$54,398	$5,445
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	116,946 (1)	(651,209)		222,294 (1)	(201,661)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(240,082)	480,290		1,408,514	1,654,248
Net Increase (Decrease) in Net Assets Resulting from Operations	(92,429)	(131,679)		1,685,206	1,458,032
Dividends and Distributions from:
Net Investment Income	(36,867)	(40,384)		(3,666)	(16,025)
Total Dividends and Distributions	(36,867)	(40,384)		(3,666)	(16,025)
Capital Share Transactions:
Issued	3,210,002	—		11,389,496	6,121,500
Redeemed	(2,390,367)	(438)		(1,081,619)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	819,635	(438)		10,307,877	6,121,500
Total Increase (Decrease) in Net Assets	690,339	(172,501)		11,989,417	7,563,507
Net Assets:
Beginning of Year	2,268,980	2,441,481		10,317,454	2,753,947
End of Year	$2,959,319	$2,268,980		$22,306,871	$10,317,454
Undistributed Net Investment Income	$30,768	$36,867		$54,302	$3,667
Share Transactions:
Issued	200,000	—		500,000	300,000
Redeemed	(150,000)	(29	)(2)	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(29)		450,000	300,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

(2)	Adjusted to reflect the effect of a 1 for 2 share split on May 16, 2013.

The accompanying notes are an integral part of the financial statements.

106

Statements of Changes in Net Assets

	Global X Southeast Asia ETF			Global X FTSE Andean 40 ETF
	Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2014		Year Ended October 31, 2013
Operations:
Net Investment Income	$782,192		$1,344,793	$162,703		$157,723
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,187,065	)(1)	437,210 (1)	(783,510	)(1)	(272,504)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(370,487)		(2,149,844)	(785,045)		(1,313,187)
Net Decrease in Net Assets Resulting from Operations	(775,360)		(367,841)	(1,405,852)		(1,427,968)
Dividends and Distributions from:
Net Investment Income	(1,423,135)		(806,416)	(153,480)		(155,634)
Total Dividends and Distributions	(1,423,135)		(806,416)	(153,480)		(155,634)
Capital Share Transactions:
Issued	871,105		40,455,000	1,612,500		3,345,500
Redeemed	(18,970,966)		(22,302,500)	(1,425,000)		—
Increase (Decrease) in Net Assets from Capital Share Transactions	(18,099,861)		18,152,500	187,500		3,345,500
Total Increase (Decrease) in Net Assets	(20,298,356)		16,978,243	(1,371,832)		1,761,898
Net Assets:
Beginning of Year	49,634,319		32,656,076	10,382,290		8,620,392
End of Year	$29,335,963		$49,634,319	$9,010,458		$10,382,290
Undistributed Net Investment Income	$641,309		$1,285,520	$140,219		$121,253
Share Transactions:
Issued	50,000		2,300,000	150,000		250,000
Redeemed	(1,200,000)		(1,350,000)	(150,000)		—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,150,000)		950,000	—		250,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

107

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X Brazil Mid Cap ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income	$2,347,157	$3,492,239	$272,879	$535,095
Net Realized Loss on Investments and Foreign Currency Transactions (1)	(1,311,327)	(6,132,756)	(484,122)	(937,657)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(19,271,052)	(9,050,403)	(902,819)	(415,458)
Net Decrease in Net Assets Resulting from Operations	(18,235,222)	(11,690,920)	(1,114,062)	(818,020)
Dividends and Distributions from:
Net Investment Income	(4,567,150)	(3,654,817)	(531,843)	(544,000)
Total Dividends and Distributions	(4,567,150)	(3,654,817)	(531,843)	(544,000)
Capital Share Transactions:
Issued	29,655,286	42,301,000	—	—
Redeemed	(55,789,957)	(59,709,500)	(2,802,000)	(7,242,000)
Decrease in Net Assets from Capital Share Transactions	(26,134,671)	(17,408,500)	(2,802,000)	(7,242,000)
Total Decrease in Net Assets	(48,937,043)	(32,754,237)	(4,447,905)	(8,604,020)
Net Assets:
Beginning of Year	149,624,554	182,378,791	12,390,168	20,994,188
End of Year	$100,687,511	$149,624,554	$7,942,263	$12,390,168
Undistributed Net Investment Income	$1,165,141	$2,094,412	$209,391	$487,665
Share Transactions:
Issued	1,550,000	2,000,000	—	—
Redeemed	(3,050,000)	(3,050,000)	(200,000)	(500,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,500,000)	(1,050,000)	(200,000)	(500,000)

(1)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

108

Statements of Changes in Net Assets

	Global X Brazil Consumer ETF		Global X Brazil Financials ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income	$269,976	$180,332	$117,679	$78,417
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	146,889 (1)	142,953 (1)	(147,279)	(626,596	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(1,193,505)	(1,992,485)	(209,239)	366,257
Net Decrease in Net Assets Resulting from Operations	(776,640)	(1,669,200)	(238,839)	(181,922)
Dividends and Distributions from:
Net Investment Income	(185,072)	(293,164)	(22,454)	(149,310)
Total Dividends and Distributions	(185,072)	(293,164)	(22,454)	(149,310)
Capital Share Transactions:
Issued	—	—	555,500	—
Redeemed	(7,882,187)	(4,508,500)	—	(1,089,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,882,187)	(4,508,500)	555,500	(1,089,000)
Total Increase (Decrease) in Net Assets	(8,843,899)	(6,470,864)	294,207	(1,420,232)
Net Assets:
Beginning of Year	18,786,549	25,257,413	2,424,756	3,844,988
End of Year	$9,942,650	$18,786,549	$2,718,963	$2,424,756
Undistributed Net Investment Income	$238,743	$150,412	$113,368	$15,512
Share Transactions:
Issued	—	—	50,000	—
Redeemed	(450,000)	(250,000)	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(450,000)	(250,000)	50,000	(100,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

109

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X FTSE Greece 20 ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income	$69,027	$22,958	$747,129	$336,427
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	216,289 (1)	(752,497)	3,451,956 (1)	(1,115,260	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(1,390,959)	1,578,925	(88,239,623)	16,321,802
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,105,643)	849,386	(84,040,538)	15,542,969
Dividends and Distributions from:
Net Investment Income	(45,738)	(31,297)	(53,067)	(30,671)
Net Realized Gains	—	—	(99,419)	(17,078)
Total Dividends and Distributions	(45,738)	(31,297)	(152,486)	(47,749)
Capital Share Transactions:
Issued	33,130,182	2,832,000	365,866,512	72,034,500
Redeemed	(17,921,744)	(443)	(236,410,164)	(18,455,000)
Increase in Net Assets from Capital Share Transactions	15,208,438	2,831,557	129,456,348	53,579,500
Total Increase in Net Assets	14,057,057	3,649,646	45,263,324	69,074,720
Net Assets:
Beginning of Year	6,595,190	2,945,544	94,937,937	25,863,217
End of Year	$20,652,247	$6,595,190	$140,201,261	$94,937,937
Undistributed Net Investment Income	$31,028	$4,223	$707,125	$53,064
Share Transactions:
Issued	1,500,000	150,000 (2)	16,150,000	3,700,000
Redeemed	(850,000)	(25) (2)	(11,500,000)	(1,100,000)
Net Increase in Shares Outstanding from Share Transactions	650,000	149,975	4,650,000	2,600,000

(1)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 2 share split on May 16, 2013.

The accompanying notes are an integral part of the financial statements.

110

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2014	Year Ended October 31, 2013
Operations:
Net Investment Income	$4,715,125	$2,017,974	$1,941,897	$1,204,474
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,465,465 (1)	861,775 (1)	3,135,947 (1)	(462,098)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(35,374,857)	5,669,899	(2,958,708)	9,575,936
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,194,267)	8,549,648	2,119,136	10,318,312
Dividends and Distributions from:
Net Investment Income	(2,012,342)	(1,583,434)	(1,480,041)	(698,310)
Total Dividends and Distributions	(2,012,342)	(1,583,434)	(1,480,041)	(698,310)
Capital Share Transactions:
Issued	157,097,512	29,239,000	13,753,500	20,101,500
Redeemed	(23,318,063)	(16,869,000)	(10,480,721)	—
Increase in Net Assets from Capital Share Transactions	133,779,449	12,370,000	3,272,779	20,101,500
Total Increase in Net Assets	102,572,840	19,336,214	3,911,874	29,721,502
Net Assets:
Beginning of Year	80,464,774	61,128,560	56,014,679	26,293,177
End of Year	$183,037,614	$80,464,774	$59,926,553	$56,014,679
Undistributed Net Investment Income	$4,442,674	$1,818,785	$1,695,771	$1,143,775
Share Transactions:
Issued	9,000,000	1,850,000	550,000	950,000
Redeemed	(1,450,000)	(1,100,000)	(450,000)	—
Net Increase in Shares Outstanding from Share Transactions	7,550,000	750,000	100,000	950,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

111

Statements of Changes in Net Assets

	Global X Central Asia & Mongolia Index ETF			Global X MSCI Nigeria ETF
	Year Ended October 31, 2014	Period Ended October 31, 2013(1)		Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Operations:
Net Investment Income	$61,207	$48,324		$443,264	$81,137
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(150,731)	(70,246	)(2)	(1,146,397)	11,702
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(168,755)	(129,952)		(1,689,895)	(285,805)
Net Decrease in Net Assets Resulting from Operations	(258,279)	(151,874)		(2,393,028)	(192,966)
Dividends and Distributions from:
Net Investment Income	(52,316)	—		(76,054)	—
Net Realized Gains	—	—		(16,784)	—
Total Dividends and Distributions	(52,316)	—		(92,838)	—
Capital Share Transactions:
Issued	1,394,002	2,207,000		14,117,633	6,162,500
Redeemed	—	(681,500)		(677,320)	—
Increase in Net Assets from Capital Share Transactions	1,394,002	1,525,500		13,440,313	6,162,500
Total Increase in Net Assets	1,083,407	1,373,626		10,954,447	5,969,534
Net Assets:
Beginning of Year/Period	1,373,626	—		5,969,534	—
End of Year/Period	$2,457,033	$1,373,626		$16,923,981	$5,969,534
Undistributed Net Investment Income	$54,942	$48,449		$383,917	$76,054
Share Transactions:
Issued	100,000	150,000		950,000	400,000
Redeemed	—	(50,000)		(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	100,000	100,000		900,000	400,000

(1)	Commenced operations on April 2, 2013.
(2)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

112

Statements of Changes in Net Assets

	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF
	Period Ended October 31, 2014(1)	Period Ended October 31, 2014(2)
Operations:
Net Investment Income	$1,853,596	$574,014
Net Realized Loss on Investments and Foreign Currency Transactions (3)	(238,800)	(1,289,384)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(2,082,587)	(8,128,731)
Net Decrease in Net Assets Resulting from Operations	(467,791)	(8,844,101)
Dividends and Distributions from:
Net Investment Income	(28,312)	—
Total Dividends and Distributions	(28,312)	—
Capital Share Transactions:
Issued	156,318,000	53,026,360
Redeemed	(3,794,788)	(7,490,738)
Increase in Net Assets from Capital Share Transactions	152,523,212	45,535,622
Total Increase in Net Assets	152,027,109	36,691,521
Net Assets:
Beginning of Period	—	—
End of Period	$152,027,109	$36,691,521
Undistributed Net Investment Income	$1,775,431	$575,664
Share Transactions:
Issued	6,100,000	3,450,000
Redeemed	(150,000)	(550,000)
Net Increase in Shares Outstanding from Share Transactions	5,950,000	2,900,000

(1)	Commenced operations on November 6, 2013.
(2)	Commenced operations on November 12, 2013.
(3)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

113

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)		Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X China Consumer ETF
2014	15.87	0 .17	(2 .07)		(1 .90)	(0 .15)	—	(0 .15)	13.82	(12 .09)	134,014	0 .65		1 .18		18 .89
2013	14.00	0 .16	1 .88		2 .04	(0 .17)	—	(0 .17)	15.87	14 .66	170,554	0 .65		1 .11		27 .76
2012	15.29	0 .24	(1 .47)		(1 .23)	(0 .06)	—	(0 .06)	14.00	(8 .06)	126,715	0 .65		1 .73		17 .32
2011	20.33	0 .17	(5 .02)		(4 .85)	(0 .19)	—	(0 .19)	15.29	(23 .99)	136,858	0 .65		0 .98		12 .37
2010 (1)	15.65	0 .17	4 .51		4 .68	—	—	—	20.33	29 .90	174,875	0 .65	†	1 .03	†	3 .91	††
Global X China Energy ETF
2014	15.11	0 .29	(0 .09)		0 .20	(0 .28)	—	(0 .28)	15.03	1 .34	4,509	0 .65		1 .90		12 .65
2013	13.76	0 .26	1 .34		1 .60	(0 .25)	—	(0 .25)	15.11	11 .72	4,534	0 .65		1 .82		24 .41
2012	13.78	0 .25	(0 .01)		0 .24	(0 .26)	—	(0 .26)	13.76	1 .87	4,816	0 .65		1 .85		17 .22
2011	15.72	0 .27	(2 .07)		(1 .80)	(0 .14)	—	(0 .14)	13.78	(11 .57)	4,822	0 .65		1 .70		11 .39
2010 (2)	15.02	0 .23	0 .47		0 .70	—	—	—	15.72	4 .66	4,717	0 .65	†	1 .80	†	20 .55	††
Global X China Financials ETF
2014	13.29	0 .23	0 .05	^	0 .28	(0 .07)	—	(0 .07)	13.50	2 .08	48,585	0 .65		1 .76		6 .90
2013	12.03	0 .27	1 .36		1 .63	(0 .37)	—	(0 .37)	13.29	13 .61	42,518	0 .65		2 .09		33 .49
2012	10.92	0 .20	0 .92		1 .12	(0 .01)	—	(0 .01)	12.03	10 .28	6,013	0 .65		1 .76		14 .02
2011	14.77	0 .03	(3 .56)		(3 .53)	(0 .32)	—	(0 .32)	10.92	(24 .29)	10,924	0 .65		0 .25		41 .54
2010 (3)	14.90	0 .27	(0 .40)		(0 .13)	—	—	—	14.77	(0 .87)	70,158	0 .65	†	2 .26	†	14 .42	††
Global X China Industrials ETF
2014	12.14	0 .15	0 .83		0 .98	(0 .19)	—	(0 .19)	12.93	8 .13	5,821	0 .65		1 .24		10 .61
2013	11.40	0 .15	0 .75		0 .90	(0 .16)	—	(0 .16)	12.14	7 .89	4,248	0 .65		1 .28		19 .01
2012	11.39	0 .16	(0 .13)		0 .03	(0 .02)	—	(0 .02)	11.40	0 .30	4,561	0 .65		1 .48		23 .00
2011	17.13	0 .13	(5 .64)		(5 .51)	(0 .23)	—	(0 .23)	11.39	(32 .56)	4,558	0 .65		0 .88		20 .13
2010 (1)	15.50	0 .08	1 .55		1 .63	—	—	—	17.13	10 .52	12,850	0 .65	†	0 .61	†	12 .74	††
Global X China Materials ETF
2014	15.13	0 .19	(0 .27)		(0 .08)	(0 .25)	—	(0 .25)	14.80	(0 .57)	2,959	0 .65		1 .26		13 .51
2013 (4)	16.28	0 .17	(1 .05)		(0 .88)	(0 .27)	—	(0 .27)	15.13	(5 .63)	2,269	0 .65		1 .65		31 .07
2012 (4)	19.16	0 .25	(3 .13)		(2 .88)	—	—	—	16.28	(15 .03)	2,441	0 .65		1 .50		50 .30
2011 (4)	29.18	0 .01	(9 .74)		(9 .73)	(0 .29)	—	(0 .29)	19.16	(33 .69)	2,875	0 .65		0 .05		36 .82
2010 (4)(5)	29.90	0 .05	(0 .77)		(0 .72)	—	—	—	29.18	(2 .41)	57,642	0 .65	†	0 .23	†	6 .13	††
Global X NASDAQ China Technology ETF
2014	20.63	0 .06	2 .80		2 .86	(0 .01)	—	(0 .01)	23.48	13 .85	22,307	0 .65		0 .29		64 .79
2013	13.77	0 .02	6 .92		6 .94	(0 .08)	—	(0 .08)	20.63	50 .68	10,317	0 .65		0 .14		57 .24
2012	15.38	0 .05	(1 .47)		(1 .42)	(0 .19)	—	(0 .19)	13.77	(9 .17)	2,754	0 .65		0 .35		53 .45
2011	17.21	0 .38	(2 .05)		(1 .67)	(0 .03)	(0 .13)	(0 .16)	15.38	(9 .81)	4,614	0 .65		2 .26		16 .79
2010 (6)	14.90	0 .03	2 .28		2 .31	—	—	—	17.21	15 .50	4,301	0 .65	†	0 .24	†	5 .15	††
Global X Southeast Asia ETF
2014	17.12	0 .39	(0 .16)		0 .23	(0 .59)	—	(0 .59)	16.76	1 .68	29,336	0 .65		2 .36		8 .36
2013	16.75	0 .47	0 .28	^	0 .75	(0 .38)	—	(0 .38)	17.12	4 .50	49,634	0 .65		2 .73		24 .07
2012	15.51	0 .51	1 .10		1 .61	(0 .37)	—	(0 .37)	16.75	10 .77	32,656	0 .65		3 .23		9 .69
2011 (7)	15.08	0 .38	0 .05		0 .43	—	—	—	15.51	2 .85	23,262	0 .62	†	3 .46	†	2 .68	††

(1)	The Fund commenced operations on November 30, 2009.
(2)	The Fund commenced operations on December 15, 2009.
(3)	The Fund commenced operations on December 10, 2009.
(4)	Per share amounts have been restated for a 1 for 2 reverse share split. See Note 8 in the Notes to Financial Statements.
(5)	The Fund commenced operations on January 12, 2010.
(6)	The Fund commenced operations on December 8,2009.
(7)	The Fund commenced operations on February 16, 2011.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

114

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)		Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X FTSE Andean 40 ETF
2014	12.21	0 .19	(1 .63)		(1 .44)	(0 .17)	—	(0 .17)	10.60	(11 .84)	9,010	0 .72		1 .71		19 .94
2013	14.37	0 .23	(2 .13)		(1 .90)	(0 .26)	—	(0 .26)	12.21	(13 .52)	10,382	0 .72		1 .71		22 .05
2012	13.61	0 .23	0 .77		1 .00	(0 .24)	—	(0 .24)	14.37	7 .63	8,620	0 .72		1 .65		25 .80
2011(1)	14.88	0 .19	(1 .46)		(1 .27)	—	—	—	13.61	(8 .53)	6,806	0 .72	†	1 .81	†	15 .83	††
Global X MSCI Colombia ETF
2014	20.55	0 .40	(2 .78)		(2 .38)	(0 .75)	—	(0 .75)	17.42	(11 .73)	100,688	0 .66	@	2 .12		47 .57
2013	21.89	0 .42	(1 .31)		(0 .89)	(0 .45)	—	(0 .45)	20.55	(4 .21)	149,625	0 .75	@	2 .05		52 .06
2012	19.19	0 .39	2 .52		2 .91	(0 .21)	—	(0 .21)	21.89	15 .41	182,379	0 .78	@	1 .92		61 .70
2011	22.99	0 .29	(3 .88)		(3 .59)	(0 .13)	(0 .08)	(0 .21)	19.19	(15 .69)	141,613	0 .81	@	1 .39		63 .11
2010	13.92	0 .16	9 .44		9 .60	(0 .53)	—	(0 .53)	22.99	71 .28	196,355	0 .86	@	0 .77		40 .95
Global X Brazil Mid Cap ETF
2014	14.58	0 .39	(2 .04)		(1 .65)	(0 .71)	—	(0 .71)	12.22	(11 .59)	7,942	0 .69		2 .99		17 .72
2013	15.55	0 .50	(1 .02)		(0 .52)	(0 .45)	—	(0 .45)	14.58	(3 .52)	12,390	0 .69		3 .32		16 .38
2012	15.55	0 .47	(0 .13)		0 .34	(0 .34)	—	(0 .34)	15.55	2 .42	20,994	0 .69		2 .98		34 .81
2011	18.28	0 .46	(2 .94)		(2 .48)	(0 .23)	(0 .02)	(0 .25)	15.55	(13 .73)	23,329	0 .69		2 .68		16 .90
2010(2)	15.16	0 .08	3 .04		3 .12	—	—	—	18.28	20 .58	29,242	0 .69	†	1 .24	†	2 .69	††
Global X Brazil Consumer ETF
2014	17.89	0 .33	(1 .44)		(1 .11)	(0 .21)	—	(0 .21)	16.57	(6 .20)	9,943	0 .78‡		1 .98		18 .59
2013	19.43	0 .15	(1 .45)		(1 .30)	(0 .24)	—	(0 .24)	17.89	(6 .80)	18,787	0 .77		0 .80		15 .01
2012	16.78	0 .14	2 .73		2 .87	(0 .22)	—	(0 .22)	19.43	17 .49	25,257	0 .77		0 .83		49 .88
2011	19.95	0 .28	(3 .42)		(3 .14)	(0 .02)	(0 .01)	(0 .03)	16.78	(15 .74)	29,361	0 .77		1 .53		37 .28
2010(3)	15.48	—	4 .47		4 .47	—	—	—	19.95	28 .88	24,934	0 .77	†	0 .07	†	4 .72	††
Global X Brazil Financials ETF
2014	12.12	0 .52	(1 .65)		(1 .13)	(0 .11)	—	(0 .11)	10.88	(9 .25)	2,719	0 .77‡		4 .56		17 .31
2013	12.82	0 .30	(0 .50)		(0 .20)	(0 .50)	—	(0 .50)	12.12	(1 .87)	2,425	0 .77		2 .36		14 .87
2012	14.92	0 .34	(1 .80)		(1 .46)	(0 .64)	—	(0 .64)	12.82	(9 .79)	3,845	0 .77		2 .47		24 .79
2011	17.40	0 .46	(2 .85)		(2 .39)	(0 .09)	—	(0 .09)	14.92	(13 .80)	7,461	0 .77		2 .85		37 .24
2010(4)	15.08	0 .05	2 .27		2 .32	—	—	—	17.40	15 .38	7,829	0 .77	†	1 .15	†	—	††
Global X MSCI Argentina ETF
2014	20.29	0 .10	0 .91	^	1 .01	(0 .12)	—	(0 .12)	21.18	5 .03	20,652	0 .74		0 .49		95 .29
2013(5)	16.84	0 .10	3 .53		3 .63	(0 .18)	—	(0 .18)	20.29	21 .73	6,595	0 .74		0 .57		26 .52
2012(5)	22.04	0 .24	(4 .85)		(4 .61)	(0 .59)	—	(0 .59)	16.84	(21 .44)	2,946	0 .74		1 .25		29 .51
2011(5)(6)	29.86	0 .45	(8 .27)		(7 .82)	—	—	—	22.04	(26 .19)	3,857	0 .75	†	2 .53	†	40 .86	††

(1)	The Fund commenced operations on February 2, 2011.
(2)	The Fund commenced operations on June 21, 2010.
(3)	The Fund commenced operations on July 7, 2010.
(4)	The Fund commenced operations on July 28, 2010.
(5)	Per share amounts have been restated for a 1 for 2 reverse share split. See Note 8 in the Notes to Financial Statements.
(6)	The Fund commenced operations on March 2, 2011.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.78%, 0.80%, 0.83%, 0.83%, and 0.86% for the years ended October 31, 2014, 2013, 2012, 2011, and 2010, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.77%, and 0.77% for the Global X Brazil Consumer ETF and Global X Brazil Financials ETF, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

115

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)		Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X FTSE Greece 20 ETF
2014	22.60	0 .08	(6 .83)		(6 .75)	(0 .01)	—	(0 .01)	15.84	(29 .83)	140,201	0 .62		0 .38		64 .19
2013	16.16	0 .15	6 .32		6 .47	(0 .02)	(0 .01)	(0 .03)	22.60	40 .14	94,938	0 .61		0 .84		77 .29
2012(1)	15.18	0 .25	0 .76		1 .01	(0 .03)	—	(0 .03)	16.16	6 .70	25,863	0 .62	†	1 .93	†	23 .99	††
Global X MSCI Norway ETF
2014	16.76	0 .63	(2 .18)		(1 .55)	(0 .39)	—	(0 .39)	14.82	(9 .46)	183,038	0 .50		3 .76		26 .50
2013	15.09	0 .50	1 .60		2 .10	(0 .43)	—	(0 .43)	16.76	14 .21	80,465	0 .50		3 .23		11 .01
2012	13.96	0 .49	1 .00		1 .49	(0 .36)	—	(0 .36)	15.09	11 .24	61,129	0 .50		3 .52		23 .39
2011(2)	14.80	0 .44	(1 .27)		(0 .83)	(0 .01)	—	(0 .01)	13.96	(5 .62)	74,707	0 .50	†	3 .03†		24 .26	††
Global X FTSE Nordic Region ETF
2014	23.74	0 .79	0 .46		1 .25	(0 .63)	—	(0 .63)	24.36	5 .30	59,927	0 .50		3 .16		6 .05
2013	18.65	0 .62	4 .97		5 .59	(0 .50)	—	(0 .50)	23.74	30 .54	56,015	0 .50		2 .92		8 .95
2012	17.47	0 .50	1 .27		1 .77	(0 .53)	(0 .06)	(0 .59)	18.65	10 .84	26,293	0 .50		2 .88		10 .15
2011	19.22	0 .53	(2 .11)		(1 .58)	(0 .17)	—	(0 .17)	17.47	(8 .34)	29,005	0 .50		2 .74		3 .59
2010	16.07	0 .32	2 .84		3 .16	(0 .01)	—	(0 .01)	19.22	19 .68	12,683	0 .50		1 .91		4 .07
Global X Central Asia & Mongolia Index ETF
2014	13.74	0 .38	(1 .48)		(1 .10)	(0 .35)	—	(0 .35)	12.29	(8 .23)	2,457	0 .69		2 .84		55 .76
2013(3)	14.84	0 .41	(1 .51)		(1 .10)	—	—	—	13.74	(7 .41)	1,374	0 .69	†	5 .01	†	11 .01	††
Global X MSCI Nigeria ETF
2014	14.92	0 .47	(2 .16)		(1 .69)	(0 .17)	(0 .04)	(0 .21)	13.02	(11 .55)	16,924	0 .68	@	3 .14		54 .75
2013(3)	15.31	0 .30	(0 .69)		(0 .39)	—	—	—	14.92	(2 .55)	5,970	0 .68	†@	3 .54	†	5 .44	††
Global X Next Emerging & Frontier ETF
2014(4)	25.08	0 .51	0 .01	^	0 .52	(0 .05)	—	(0 .05)	25.55	2 .07	152,027	0 .58	†‡	2 .00	†	24 .14	††
Global X FTSE Portugal 20 ETF
2014(5)	15.04	0 .38	(2 .77)		(2 .39)	—	—	—	12.65	(1 5.89)	36,692	0 .61	†	2 .58	†	53 .58	††

(1)	The Fund commenced operations on December 7, 2011.
(2)	The Fund commenced operations on November 9, 2010.
(3)	The Fund commenced operations on April 2, 2013.
(4)	The Fund commenced operations on November 6, 2013.
(5)	The Fund commenced operations on November 12, 2013.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.92% and 0.92% for the year and period ended October 31, 2014, and 2013, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.58% for the Global X Next Emerging & Frontier ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

116

Notes to Financial Statements
October 31, 2014

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2014, the Trust had eighty-eight portfolios, forty of which were operational. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X Southeast Asia ETF (formerly Global X FTSE ASEAN 40 ETF), Global X FTSE Andean 40 ETF, Global X MSCI Colombia ETF (formerly Global X FTSE Colombia 20 ETF), Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X MSCI Argentina ETF (formerly Global X FTSE Argentina 20 ETF), Global X FTSE Greece 20 ETF, Global X MSCI Norway ETF (formerly Global X FTSE Norway 30 ETF), Global X FTSE Nordic Region ETF, Global X Central Asia & Mongolia Index ETF, Global X MSCI Nigeria ETF (formerly Global X Nigeria Index ETF), Global X Next Emerging & Frontier ETF and Global X FTSE Portugal 20 ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ and the Nigerian Stock Exchange), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ and the Nigerian Stock Exchange, the Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

117

Notes to Financial Statements
October 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2014, there were securities valued using Fair Value Procedures of $507,987, $121,942, $3,471,731, $48,892, $69,608, $534,734, and $1,024,905 in Global X China Industrials ETF, Global X China Materials ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X FTSE Greece 20 ETF and Global X Next Emerging & Frontier ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

118

Notes to Financial Statements
October 31, 2014 (continued)

 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of October 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X China Industrials ETF

Quantitative information about level 3 fair value measurements
Assets	Fair Value at 10/31/14	Valuation Technique(s)	Unobservable Input	Discount Percentage
		Discount from the Last	Last Traded Price
Common Stock	$507,987	Traded Price	Comparability Adjustment %	0%

Global X China Materials ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 10/31/14	Valuation Technique(s)	Unobservable Input	Discount Percentage Range
		Discount from the Last	Last Traded Price
Common Stock	$121,942	Traded Price	Comparability Adjustment %	0% to 90%

Global X MSCI Colombia ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 10/31/14	Valuation Technique(s)	Unobservable Input	Range
		Discount from the Last	Last Traded Price
Common Stock	$3,471,731	Traded Price	Comparability Adjustment %	5% to 99%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS —Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2014. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

119

Notes to Financial Statements
October 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2014, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received	Received	Net Amount(1)
Global X China Consumer ETF
Barclays	$16,000,000	$16,000,000	$-	$-
Deutsche Bank	1,500,925	1,500,925	-	-
Global X FTSE Greece 20 ETF
Deutsche Bank	2,341,200	2,341,200	-	-
Global X MSCI Norway ETF
Barclays	11,000,000	11,000,000	-	-
Deutsche Bank	1,720,116	1,720,116	-	-
Global X FTSE Portugal 20 ETF
Deutsche Bank	1,595,613	1,595,613	-	-

(1)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

During the year ended October 31, 2014, The Global X Brazil Consumer ETF, Global X Brazil Financials ETF, and Global X Next Emerging & Frontier ETF incurred federal excise tax in the amount of $808, $5, and $17, respectively. No other provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as

120

Notes to Financial Statements
October 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares ("Shares") at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction payable to the Custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

121

Notes to Financial Statements
October 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

			Value at
	Creation Unit		October 31,	Redemption
	Shares	Creation Fee	2014	Fee
Global X China Consumer ETF	50,000	$1,900	$691,000	$1,900
Global X China Energy ETF	50,000	1,900	751,500	1,900
Global X China Financials ETF	50,000	1,900	675,000	1,900
Global X China Industrials ETF	50,000	1,900	646,500	1,900
Global X China Materials ETF	50,000	1,900	751,500	1,900
Global X NASDAQ China Technology ETF	50,000	1,900	1,174,000	1,900
Global X Southeast Asia ETF	50,000	2,300	838,000	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	530,000	2,300
Global X MSCI Colombia ETF	50,000	2,500	871,000	2,500
Global X Brazil Mid Cap ETF	50,000	1,900	611,000	1,900
Global X Brazil Consumer ETF	50,000	1,500	828,500	1,500
Global X Brazil Financials ETF	50,000	1,500	544,000	1,500
Global X MSCI Argentina ETF	50,000	1,000	1,059,000	1,000
Global X FTSE Greece 20 ETF	50,000	1,000	792,000	1,000
Global X MSCI Norway ETF	50,000	1,400	741,000	1,400
Global X FTSE Nordic Region ETF	50,000	1,400	1,218,000	1,400
Global X Central Asia & Mongolia Index ETF	50,000	2,700	614,500	2,700
Global X MSCI Nigeria ETF	50,000	2,300	651,000	2,300
Global X Next Emerging & Frontier ETF	50,000	9,500	1,277,500	9,500
Global X FTSE Portugal 20 ETF	50,000	1,000	632,500	1,000

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services, if any (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X FTSE Greece 20 ETF, Global X Central Asia & Mongolia Index ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF and Global X FTSE Portugal 20 ETF pay custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X FTSE Greece 20 ETF, Global X Central Asia & Mongolia Index ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF and Global X FTSE Portugal 20 ETF may pay up to 0.11%, 0.01%, 0.06%, 0.01%, 0.24%, 0.09% and 0.06% respectively in Custody Fees (in addition to the Supervision and Administration Fee).

122

Notes to Financial Statements
October 31, 2014 (continued)

3. RELATED PARTY TRANSACTIONS (continued)

Supervision and
Administration
Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X Southeast Asia ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X MSCI Colombia ETF*	0.61%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Consumer ETF	0.77%
Global X Brazil Financials ETF	0.77%
Global X MSCI Argentina ETF	0.74%
Global X FTSE Greece 20 ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X Central Asia & Mongolia Index ETF	0.68%
Global X MSCI Nigeria ETF*	0.68%
Global X Next Emerging & Frontier ETF	0.49%
Global X FTSE Portugal 20 ETF	0.55%

*Effective July 15, 2014, pursuant to an Expense Limitation Agreement, the Adviser has agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.61% of the Global X MSCI Colombia Fund’s average daily net assets per year until at least August 1, 2015.  Prior to July 15, 2014, pursuant to an Expense Limitation Agreement, the Adviser had agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) did not exceed 0.68% of the Global X MSCI Colombia Fund’s average daily net assets per year until at least March 1, 2015.

Pursuant to an Expense Limitation Agreement, the Adviser has agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.68% of the Global X MSCI Nigeria Fund’s average daily net assets per year until at least March 1, 2015.

Pursuant to the Expense Limitation Agreements, the Funds (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed the maximum permitted rate during the period in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. At October 31, 2014, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Colombia ETF were $132,223 expiring in 2017, $84,928 expiring in 2016 and $77,243 expiring in 2015. The amounts of waivers/reimbursements subject to recoupment for Global X MSCI Nigeria ETF were $33,893 expiring in 2017 and $5,469 expiring in 2016. As of October 31, 2014, there has been no recoupment of previously waived and reimbursed fees.

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

123

Notes to Financial Statements
October 31, 2014 (continued)

3. RELATED PARTY TRANSACTIONS (concluded)

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

Brown Brothers Harriman & Co. (“BBH”), located at 40 Water Street, Boston, MA 02109, serves as Custodian of Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2014, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X China Consumer ETF	$31,419,747	$30,527,976
Global X China Energy ETF	562,077	543,086
Global X China Financials ETF	2,605,194	2,340,910
Global X China Industrials ETF	402,015	571,870
Global X China Materials ETF	337,118	337,607
Global X NASDAQ China Technology ETF	11,983,835	11,982,935
Global X Southeast Asia ETF	2,822,239	8,321,557
Global X FTSE Andean 40 ETF	2,053,997	1,906,277
Global X MSCI Colombia ETF	53,457,115	72,490,994
Global X Brazil Mid Cap ETF	1,639,343	3,260,831
Global X Brazil Consumer ETF	2,539,382	8,580,743
Global X Brazil Financials ETF	911,711	442,031
Global X MSCI Argentina ETF	14,160,291	13,284,768
Global X FTSE Greece 20 ETF	128,015,882	123,651,618
Global X MSCI Norway ETF	35,602,043	33,986,328
Global X FTSE Nordic Region ETF	3,831,928	3,741,954
Global X Central Asia & Mongolia Index ETF	1,201,897	1,200,405
Global X MSCI Nigeria ETF	17,933,636	7,609,770
Global X Next Emerging & Frontier ETF	73,126,501	23,870,280
Global X FTSE Portugal 20 ETF	13,304,951	12,811,233

124

Notes to Financial Statements
October 31, 2014 (continued)

4. INVESTMENT TRANSACTIONS (continued)

During the year or period ended October 31, 2014, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the year or period ended October 31, 2013 and October 31, 2014, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$84,769,686	$56,960,691	$8,039,568
Global X China Energy ETF	-	736,908	151,578
Global X China Financials ETF	38,715,376	3,760,719	306,039
Global X China Industrials ETF	-	571,688	20,684
Global X NASDAQ China Technology ETF	6,127,853	-	-
Global X Southeast Asia ETF	30,200,196	16,631,937	1,496,471
Global X FTSE Andean 40 ETF	1,803,820	-	-
Global X MSCI Colombia ETF	14,471,052	19,928,936	(87,329)
Global X Brazil Mid Cap ETF	-	3,589,792	589,045
Global X Brazil Consumer ETF	-	1,031,963	50,747
Global X Brazil Financials ETF	-	325,739	(39,490)
Global X MSCI Argentina ETF	2,735,472	-	-
Global X FTSE Greece 20 ETF	69,281,318	18,417,422	6,681,268
Global X MSCI Norway ETF	29,193,965	16,855,364	2,326,541
Global X FTSE Nordic Region ETF	20,050,713	-	-
Global X Central Asia & Mongolia Index ETF	2,205,126	681,289	(53,621)
Global X MSCI Nigeria ETF	1,361,807	-	-

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$47,940,122	$59,438,708	$8,591,703
Global X China Energy ETF	1,699,167	1,473,707	285,984
Global X China Financials ETF	43,833,368	33,262,860	(1,909,351)
Global X China Industrials ETF	2,505,310	1,137,325	(192,086)
Global X China Materials ETF	3,140,144	2,325,727	242,887
Global X NASDAQ China Technology ETF	11,399,519	1,083,174	427,255
Global X Southeast Asia ETF	618,059	13,850,456	(775,180)
Global X FTSE Andean 40 ETF	861,619	778,248	(48,376)
Global X MSCI Colombia ETF	10,416,753	19,375,791	(1,830,863)
Global X Brazil Mid Cap ETF	-	1,446,513	210,770
Global X Brazil Consumer ETF	-	1,757,766	(6,808)
Global X Brazil Financials ETF	171,813	-	-
Global X MSCI Argentina ETF	31,901,934	17,604,834	1,741,787
Global X FTSE Greece 20 ETF	362,238,361	236,278,267	16,402,582
Global X MSCI Norway ETF	156,687,697	23,285,532	3,808,749
Global X FTSE Nordic Region ETF	13,746,411	10,481,543	3,016,773
Global X Central Asia & Mongolia ETF	1,397,287	-	-
Global X MSCI Nigeria ETF	3,562,309	-	-
Global X Next Emerging & Frontier ETF	107,644,116	2,778,201	215,323
Global X FTSE Portugal 20 ETF	53,044,408	7,499,502	396,498

125

Notes to Financial Statements
October 31, 2014 (continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to utilization of earnings and profits on shareholder redemptions and distributions reclassifications, foreign currency, redemptions in-kind and sales of passive foreign investment companies, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2014.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Global X China Consumer ETF	$5,076,614	$17,919	$(5,094,533)
Global X China Energy ETF	286,010	(101)	(285,909)
Global X China Financials ETF	(2,210,040)	(524)	2,210,564
Global X China Industrials ETF	(200,896)	8,818	192,078
Global X China Materials ETF	237,398	61	(237,459)
Global X NASDAQ China Technology ETF	423,778	(97)	(423,681)
Global X Southeast Asia ETF	(877,074)	(3,268)	880,342
Global X FTSE Andean 40 ETF	(58,933)	9,743	49,190
Global X MSCI Colombia ETF	(2,920,222)	1,290,722	1,629,500
Global X Brazil Mid Cap ETF	207,385	(19,310)	(188,075)
Global X Brazil Consumer ETF	(62,025)	3,427	58,598
Global X Brazil Financials ETF	(5)	2,631	(2,626)
Global X MSCI Argentina ETF	1,445,095	3,516	(1,448,611)
Global X FTSE Greece 20 ETF	12,488,847	(40,001)	(12,448,846)
Global X MSCI Norway ETF	3,684,662	(78,894)	(3,605,768)
Global X FTSE Nordic Region ETF	2,839,608	90,140	(2,929,748)
Global X Central Asia & Mongolia Index ETF	—	(2,398)	2,398
Global X MSCI Nigeria ETF	—	(59,347)	59,347
Global X Next Emerging & Frontier ETF(1)	215,306	(49,853)	(165,453)
Global X FTSE Portugal 20 ETF(2)	396,498	1,650	(398,148)

(1) Commenced operations November 6, 2013.

(2) Commenced operations November 12, 2013.

126

Notes to Financial Statements
October 31, 2014 (continued)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the periods ended October 31, 2014 and 2013 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X China Consumer ETF
2014	$1,981,753	$–	$1,981,753
2013	2,128,638	–	2,128,638
Global X China Energy ETF
2014	$85,026	$–	$85,026
2013	88,625	–	88,625
Global X China Financials ETF
2014	$243,282	$–	$243,282
2013	186,317	–	186,317
Global X China Industrials ETF
2014	$65,300	$–	$65,300
2013	64,616	–	64,616
Global X China Materials ETF
2014	$36,867	$–	$36,867
2013	40,384	–	40,384
Global X NASDAQ China Technology ETF
2014	$3,666	$–	$3,666
2013	16,025	–	16,025
Global X Southeast Asia ETF
2014	$1,423,135	$–	$1,423,135
2013	806,416	–	806,416
Global X FTSE Andean 40 ETF
2014	$153,480	$–	$153,480
2013	155,634	–	155,634
Global X MSCI Colombia ETF
2014	$4,567,150	$–	$4,567,150
2013	3,654,817	–	3,654,817
Global X Brazil Mid Cap ETF
2014	$531,843	$–	$531,843
2013	544,000	–	544,000
Global X Brazil Consumer ETF
2014	$185,072	$–	$185,072
2013	293,164	–	293,164
Global X Brazil Financials ETF
2014	$22,454	$–	$22,454
2013	149,310	–	149,310
Global X MSCI Argentina ETF
2014	$45,738	$–	$45,738
2013	31,297	–	31,297
Global X FTSE Greece 20 ETF
2014	$118,994	$33,492	$152,486
2013	47,749	–	47,749
Global X MSCI Norway ETF
2014	$2,012,342	$–	$2,012,342
2013	1,583,434	–	1,583,434
Global X FTSE Nordic Region ETF
2014	$1,480,041	$–	$1,480,041
2013	698,310	–	698,310
Global X Central Asia & Mongolia Index ETF
2014	$52,316	$–	$52,316
2013	–	–	–
Global X MSCI Nigeria ETF
2014	$92,838	$–	$92,838
2013	–	–	–
Global X Next Emerging & Frontier ETF(1)
2014	$28,312	$–	$28,312
Global X FTSE Portugal 20 ETF(2)
2014	$–	$–	$–

(1)Commenced operations November 6, 2013.

(2)Commenced operations November 12, 2013.

127

Notes to Financial Statements
October 31, 2014 (continued)

5. TAX INFORMATION (continued)

As of October 31, 2014, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF
Undistributed Ordinary Income	$1,969,844	$81,629	$617,665
Capital Loss Carryforwards	(17,328,473)	(612,885)	(1,306,781)
Unrealized Depreciation on Investments and Foreign Currency	(25,865,619)	(56,137)	(1,647,856)
Other Temporary Differences	(4)	(3)	(4)
Total Accumulated Losses	$(41,224,252)	$(587,396)	$(2,336,976)

	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Undistributed Ordinary Income	$40,506	$30,768	$58,833
Capital Loss Carryforwards	(1,441,161)	(938,459)	(898,727)
Unrealized Depreciation on Investments and Foreign Currency	(459,681)	(789,463)	2,477,825
Other Temporary Differences	(3)	1	(1)
Total Distributable Earnings (Accumulated Losses)	$(1,860,339)	$(1,697,153)	$1,637,930

	Global X Southeast Asia ETF	Global X Andean 40 ETF	Global X MSCI Colombia ETF
Undistributed Ordinary Income	$641,310	$154,556	$2,089,415
Capital Loss Carryforwards	(1,652,420)	(1,002,786)	(19,187,538)
Unrealized Depreciation on Investments and Foreign Currency	(1,637,279)	(2,526,847)	(22,786,232)
Other Temporary Differences	(6)	1	(3)
Total Accumulated Losses	$(2,648,395)	$ (3,375,0 76)	$(39,884,358)

	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Undistributed Ordinary Income	$209,389	$238,744	$113,926
Capital Loss Carryforwards	(5,095,803)	(2,578,461)	(1,143,797)
Unrealized Depreciation on Investments and Foreign Currency	(1,102,273)	(475,602)	(859,617)
Other Temporary Differences	(1)	—	(3)
Total Accumulated Losses	$(5,988,688)	$(2,815,319)	$(1,889,491)

	Global X MSCI Argentina ETF	Global X FTSE Greece 20 ETF	Global X MSCI Norway ETF
Undistributed Ordinary Income	$31,029	$707,126	$4,495,136
Capital Loss Carryforwards	(1,806,944)	(4,430,311)	(3,797,528)
Unrealized Depreciation on Investments and Foreign Currency	(2,275,925)	(80,816,966)	(32,601,688)
Other Temporary Differences	(3)	(4)	4
Total Accumulated Losses	$(4,051,843)	$(84,540,155)	$(31,904,076)

128

Notes to Financial Statements
October 31, 2014 (continued)

5. TAX INFORMATION (continued)

	Global X FTSE Nordic Region ETF	Global X Central Asia & Mongolia Index ETF	Global X MSCI Nigeria ETF
Undistributed Ordinary Income	$2,045,741	$62,356	$383,917
Capital Loss Carryforwards	(412,755)	(76,411)	(606,112)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	3,904,227	(394,791)	(2,456,638)
Other Temporary Differences	(4)	(2)	1
Total Distributable Earnings (Accumulated Losses)	$5,537,209	$(408,848)	$(2,678,832)

	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF
Undistributed Ordinary Income	$1,793,239	$575,663
Capital Loss Carryforwards	(399,316)	(257,210)
Unrealized Depreciation on Investments and Foreign Currency	(2,105,327)	(9,559,053)
Other Temporary Differences	(5)	1
Total Accumulated Losses	$(711,409)	$(9,240,599)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2014, the Funds that had capital loss carryforwards are listed below:

			Global X	Global X	Global X
		Global X	China	China	China
	Global X China	China Energy	Financials	Industrials	Materials
Expiration date	Consumer ETF	ETF	ETF	ETF	ETF
October 2019	$1,341,121	$33,912	$-	$-	$-
October 2018	173,208	-	551,954	94,810	-
	$1,514,329	$33,912	$551,954	$94,810	$-

	Global X	Global X	Global X	MSCI	Global X
	NASDAQ China	Southeast	FTSE Andean	Colombia	Brazil Mid
Expiration date	Technology ETF	Asia ETF	40 ETF	ETF	Cap ETF
October 2019	$236,466	$-	$120,886	$8,249,654	$918,379
October 2018	-	-	-	-	-
	$236,466	$-	$120,886	$8,249,654	$918,379

	Global X	Global X	Global X
	Brazil	Brazil	MSCI	Global X	Global X
	Consumer	Financials	Argentina	FTSE Greece	MSCI Norway
Expiration date	ETF	ETF	ETF	20 ETF	ETF
October 2019	$563,593	$-	$414,683	$-	$1,802,290
October 2018	-	-	-	-	-
	$563,593	$-	$414,683	$-	$1,802,290

129

Notes to Financial Statements
October 31, 2014 (continued)

5. TAX INFORMATION (continued)

		Global X			Global X
	Global X	Central Asia	Global X	Global X Next	FTSE
	FTSE Nordic	&Mongolia	MSCI Nigeria	Emerging &	Portugal 20
Expiration date	Region ETF	Index ETF	ETF	Frontier ETF	ETF
October 2019	$-	$-	$-	$-	$-
October 2018	-	-	-	-	-
	$-	$-	$-	$-	$-

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X China Consumer ETF	$2,846,972	$12,967,172	$15,814,144
Global X China Energy ETF	47,040	531,933	578,973
Global X China Financials ETF	248,269	506,558	754,827
Global X China Industrials ETF	560	1,345,791	1,346,351
Global X China Materials ETF	30,358	908,101	938,459
Global X NASDAQ China Technology ETF	152,056	510,205	662,261
Global X Southeast Asia ETF	1,414,797	237,623	1,652,420
Global X FTSE Andean 40 ETF	387,284	494,616	881,900
Global X MSCI Colombia ETF	6,755,460	4,182,424	10,937,884
Global X Brazil Mid Cap ETF	744,516	3,432,908	4,177,424
Global X Brazil Consumer ETF	695,905	1,318,963	2,014,868
Global X Brazil Financials ETF	129,982	1,013,815	1,143,797
Global X MSCI Argentina ETF	288,330	1,103,931	1,392,261
Global X FTSE Greece 20 ETF	4,430,311	—	4,430,311
Global X MSCI Norway ETF	794,087	1,201,151	1,995,238
Global X FTSE Nordic Region ETF	355,991	56,764	412,755
Global X Central Asia & Mongolia Index ETF	76,411	—	76,411
Global X MSCI Nigeria ETF	228,044	378,068	606,112
Global X Next Emerging & Frontier ETF(1)	399,316	—	399,316
Global X FTSE Portugal 20 ETF(2)	257,210	—	257,210

(1)Commenced operations November 6, 2013.

(2)Commenced operations November 12, 2013.

During the year ended October 31, 2014 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds
Global X NASDAQ China Technology ETF	$18,272
Global X MSCI Norway ETF	431,879
Global X FTSE Nordic Region ETF	209,783

130

Notes to Financial Statements
October 31, 2014 (continued)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2014 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$178,038,600	$7,751,889	$(33,617,572)	$(25,865,683)
Global X China Energy ETF	4,577,339	423,045	(479,182)	(56,137)
Global X China Financials ETF	50,115,829	565,281	(2,213,139)	(1,647,858)
Global X China Industrials ETF	6,121,860	532,057	(991,738)	(459,681)
Global X China Materials ETF	3,760,299	65,688	(855,147)	(789,459)
Global X NASDAQ China Technology ETF	19,801,535	4,040,395	(1,562,570)	2,477,825
Global X Southeast Asia ETF	30,977,268	1,159,248	(2,797,286)	(1,638,038)
Global X FTSE Andean 40 ETF	11,541,586	367,954	(2,894,799)	(2,526,845)
Global X MSCI Colombia ETF	123,510,258	8,172,727	(30,968,319)	(22,795,592)
Global X Brazil Mid Cap ETF	9,034,775	837,588	(1,939,135)	(1,101,547)
Global X Brazil Consumer ETF	10,392,910	1,634,178	(2,109,340)	(475,162)
Global X Brazil Financials ETF	3,575,293	148,488	(1,007,877)	(859,389)
Global X MSCI Argentina ETF	22,919,102	1,010,809	(3,286,731)	(2,275,922)
Global X FTSE Greece 20 ETF	242,034,648	—	(80,817,405)	(80,817,405)
Global X MSCI Norway ETF	228,032,787	4,647,176	(37,236,352)	(32,589,176)
Global X FTSE Nordic Region ETF	55,640,682	7,446,571	(3,503,144)	3,943,427
Global X Central Asia & Mongolia Index ETF	2,848,094	72,730	(468,264)	(395,534)
Global X MSCI Nigeria ETF	19,367,957	295,894	(2,751,930)	(2,456,036)
Global X Next Emerging & Frontier ETF(1)	154,536,734	9,503,004	(11,616,904)	(2,113,900)
Global X FTSE Portugal 20 ETF(2)	50,773,580	33,907	(9,586,793)	(9,552,886)

(1)Commenced operation November 6, 2013.

(2)Commenced operation November 12, 2013.

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

131

Notes to Financial Statements
October 31, 2014 (continued)

6. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

7. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X China Materials ETF and the Global X MSCI Argentina ETF executed a 1-for-2 reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Funds by two, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the statement of assets and liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2014, the value of the securities on loan was $15,680,079, $6,235,100, $1,896,372, $12,009,359 and $1,450,044 for the Global X China Consumer ETF, Global X MSCI Colombia ETF, Global X FTSE Greece 20 ETF, Global X MSCI Norway ETF and Global X FTSE Portugal 20 ETF, respectively. The value of securities purchased with the cash collateral held from securities on loan was $17,500,925, $2,341,200, $12,720,116 and $1,595,613 for the Global X China Consumer ETF, Global X FTSE Greece 20 ETF, Global X MSCI Norway ETF and Global X Portugal 20 ETF, respectively. The

132

Notes to Financial Statements
October 31, 2014 (continued)

8. LOANS OF PORTFOLIO SECURITIES (continued)

value of the cash collateral held from securities on loan was $6,514,284 for the Global X MSCI Colombia ETF.

At October 31, 2014, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X China Consumer ETF
Credit Suisse	$217,422	$774,641
Deutsche Bank	699,942	761,750
Goldman Sachs	5,840,281	6,389,669
Merrill Lynch Pierce Fenner & Smith	296,575	500,000
Morgan Stanley	8,167,114	8,600,781
UBS Securities	458,745	474,084
Global X MSCI Colombia ETF
Morgan Stanley	5,881,340	6,144,684
UBS Securities	353,760	369,600
Global X FTSE Greece 20 ETF
Citigroup	195,858	241,800
JPMorgan	1,700,514	2,099,400
Global X MSCI Norway ETF
Citigroup	1,224,342	1,306,373
Credit Suisse	3,771,717	3,953,923
Deutsche Bank	479,573	540,000
Goldman Sachs	1,095,279	1,175,275
JPMorgan	12,035	12,500
Morgan Stanley	3,379,055	3,536,670
SG Americas Securities	2,047,358	2,195,375
Global X FTSE Portugal 20 ETF
Credit Suisse	1,100,440	1,248,118
Merrill Lynch Pierce Fenner & Smith	349,604	347,495

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

133

Notes to Financial Statements
October 31, 2014 (concluded)

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

Subsequent to the October 31, 2014 fiscal year end, the following portfolio of the Trust commenced operations:

Fund Name	Commenced Operations

Global X GF China Bond ETF	November 18, 2014

134

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X NASDAQ China Technology ETF, Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X Southeast Asia ETF, Global X FTSE Andean 40 ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X MSCI Argentina ETF, Global X FTSE Greece 20 ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X Central Asia & Mongolia Index ETF, Global X MSCI Nigeria Index ETF, Global X FTSE Portugal 20 ETF and Global X Next Emerging & Frontier ETF (twenty of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2014, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or periods then ended, and the financial highlights for each of the four years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF , Global X NASDAQ China Technology ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF and Global X FTSE Nordic Region ETF for each of the periods presented through October 31, 2010 were audited by other auditors whose report dated December 23, 2010, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2014, the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or periods then ended, and their financial highlights for each of four years or periods then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 29, 2014

135

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

136

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$984.30	0.65%	$3.25
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X China Energy ETF
Actual Fund Return	$1,000.00	$1,048.10	0.65%	$3.36
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X China Financials ETF
Actual Fund Return	$1,000.00	$1,160.80	0.65%	$3.54
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X China Industrials ETF
Actual Fund Return	$1,000.00	$1,160.70	0.65%	$3.54
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X China Materials ETF
Actual Fund Return	$1,000.00	$1,066.30	0.65%	$3.39
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$1,147.60	0.65%	$3.52
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X Southeast Asia ETF
Actual Fund Return	$1,000.00	$1,015.10	0.65%	$3.30
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	$943.90	0.72%	$3.53
Hypothetical 5% Return	1,000.00	1,021.58	0.72	3.67

Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$911.60	0.64%	$3.10
Hypothetical 5% Return	1,000.00	1,021.96	0.64	3.28

Global X Brazil Mid Cap ETF
Actual Fund Return	$1,000.00	$944.40	0.69%	$3.38
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

Global X Brazil Consumer ETF
Actual Fund Return	$1,000.00	$1,004.90	0.77%	$3.89
Hypothetical 5% Return	1,000.00	1,021.32	0.77	3.92

Global X Brazil Financials ETF
Actual Fund Return	$1,000.00	$937.90	0.77%	$3.76
Hypothetical 5% Return	1,000.00	1,021.32	0.77	3.92

Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,065.90	0.74%	$3.88
Hypothetical 5% Return	1,000.00	1,021.42	0.74	3.79

Global X FTSE Greece 20 ETF
Actual Fund Return	$1,000.00	$686.60	0.65%	$2.76
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$857.10	0.50%	$2.34
Hypothetical 5% Return	1,000.00	1,022.68	0.50	2.55

Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$946.40	0.50%	$2.45
Hypothetical 5% Return	1,000.00	1,022.68	0.50	2.55

137

Disclosure of Fund Expenses (unaudited) (conCLUDED)

	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Central Asia & Mongolia Index ETF
Actual Fund Return	$1,000.00	$948.30	0.69%	$3.37
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$884.50	0.68%	$3.23
Hypothetical 5% Return	1,000.00	1,021.78	0.68	3.47

Global X Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$985.30	0.58%	$2.89
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

Global X FTSE Portugal 20 ETF
Actual Fund Return	$1,000.00	$701.60	0.61%	$2.63
Hypothetical 5% Return	1,000.00	1,022.12	0.61	3.12

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.).

138

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

139

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	40[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	40[3]	Director of Bayview Acquisition Corp. (since 2010).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	40[3]	None.

140

Trustees and Officers of the Trust (unaudited) (continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2014.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company ("GXMC")(since 2008); Chief Compliance Officer, GXMC (2008-2013).	40[3]	None.
Jose C. Gonzalez 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Chief Operating Office (since 2008); Chief Compliance Officer (2008-5/2014); Treasurer, Principal Accounting Officer and Chief Financial Officer (2008-9/2014).	Chairman, GXMC (since 2014); Chief Operating Officer, GXMC (2008 - 2/2014); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	N/A	N/A
Thomas K. Lynch 623 Fifth Ave, 15th floor New York, NY 10022 (1956)	Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2014); Chief Compliance Officer (since 5/2014).

Chief Compliance Officer, GXMC (since 5/2014); Senior Compliance Officer, GXMC (2/2014 - 4/2014); Compliance,

Financial and Operations Consultant (2013); Chief Compliance Officer, Van Eck Associates (12/ 2006 - 2/ 2013).

			N/A	N/A
Daphne Tippens Chisolm 11524-C Providence Road, Suite 236 Charlotte, NC 28277 (1969)	Secretary (since 2012)

General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014); Founder and President

of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm).

			N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

141

Trustees and Officers of the Trust (unaudited) (concluded)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Fund Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

2 Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2014, the Trust had eighty-eight investment portfolios, forty of which were operational.

4 These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

142

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2014, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X China Consumer ETF	0.00%	100.00%	100.00%	0.00%	26.06%	0.00%	0.00%	0.00%	3.38%
Global X China Energy ETF	0.00%	100.00%	100.00%	0.00%	99.78%	0.00%	0.00%	0.00%	9.69%
Global X China Financials ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	18.52%
Global X China Industrials ETF	0.00%	100.00%	100.00%	0.00%	91.94%	0.00%	0.00%	0.00%	6.51%
Global X China Materials ETF	0.00%	100.00%	100.00%	0.00%	99.81%	0.00%	0.00%	0.00%	6.98%
Global X NASDAQ China Technology ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	54.43%
Global X Southeast Asia ETF	0.00%	100.00%	100.00%	0.00%	66.41%	0.00%	0.00%	0.00%	2.91%
Global X FTSE Andean 40 ETF	0.00%	100.00%	100.00%	0.00%	91.44%	0.00%	0.00%	0.00%	17.21%
Global X MSCI Colombia ETF	0.00%	100.00%	100.00%	0.00%	57.13%	0.00%	0.00%	0.00%	1.61%
Global X Brazil Mid Cap ETF	0.00%	100.00%	100.00%	0.00%	65.24%	0.00%	0.00%	0.00%	0.00%
Global X Brazil Consumer ETF	0.00%	100.00%	100.00%	0.00%	39.78%	0.00%	0.00%	0.00%	0.00%
Global X Brazil Financials ETF	0.00%	100.00%	100.00%	0.00%	81.05%	0.00%	0.00%	0.00%	0.00%
Global X MSCI Argentina ETF	0.00%	100.00%	100.00%	60.31%	100.00%	0.00%	0.00%	0.00%	31.08%
Global X FTSE Greece 20 ETF	11.91%	88.09%	100.00%	0.00%	90.26%	0.01%	0.00%	100.00%	45.76%
Global X MSCI Norway ETF	0.00%	100.00%	100.00%	0.00%	64.91%	0.00%	0.00%	0.00%	1.03%
Global X FTSE Nordic Region ETF	0.00%	100.00%	100.00%	2.12%	90.09%	0.00%	0.00%	0.00%	10.36%
Global X Central Asia & Mongolia Index ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	8.89%
Global X MSCI Nigeria ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	100.00%	36.32%
Global X Next Emerging & Frontier ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	90.51%
Global X FTSE Portugal 20 ETF	0.00%	100.00%	100.00%	0.00%	99.50%	0.00%	0.00%	0.00%	100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.  However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution for calendar year ended 2013 that is exempted from U.S. withholding tax when paid to foreign investors.

143

Notice to Shareholders (unaudited)

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2014, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X China Consumer ETF	$2,817,151	$69,329
Global X China Energy ETF	118,857	9,119
Global X China Financials ETF	851,669	55,283
Global X China Industrials ETF	73,294	4,549
Global X China Materials ETF	49,315	2,765
Global X NASDAQ China Technology ETF	180,689	4,379
Global X Southeast Asia ETF	1,052,031	42,594
Global X FTSE Andean 40 ETF	263,298	31,899
Global X MSCI Colombia ETF	3,051,168	74,955
Global X Brazil Mid Cap ETF	-	-
Global X Brazil Consumer ETF	-	-
Global X Brazil Financials ETF	-	-
Global X MSCI Argentina ETF	194,547	20,625
Global X FTSE Greece 20 ETF	2,111,433	128,648
Global X MSCI Norway ETF	5,856,279	20,955
Global X FTSE Nordic Region ETF	2,404,189	170,998
Global X Central Asia & Mongolia Index ETF	81,152	5,107
Global X MSCI Nigeria ETF	594,483	52,950
Global X Next Emerging & Frontier ETF	2,604,598	270,063
Global X FTSE Portugal 20 ETF	822,676	123,422

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV.

144

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian:

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-AR-002-0400

Global X SuperDividend® ETF (ticker: SDIV)

Global X SuperDividend® U.S. ETF (ticker: DIV)

Global X Social Media Index ETF (ticker: SOCL)

Global X | JPMorgan Efficiente Index ETF (ticker: EFFE)

Global X | JPMorgan US Sector Rotator Index ETF (ticker: SCTO)

Global X Permanent ETF (ticker: PERM)

Global X Guru™ Index ETF (ticker: GURU)

Global X Guru™ International Index ETF (ticker: GURI)

Global X Guru™ Small Cap Index ETF (ticker: GURX)

Global X SuperIncome™ Preferred ETF (ticker: SPFF)

Annual Report

October 31, 2014

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

Global X SuperDividend® ETF

The Global X SuperDividend® ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend™ Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of 100 equally weighted companies that rank among the highest dividend-yielding equity securities in the world.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund increased 8.41%, while the Index increased 8.02%. The Fund had a net asset value of $23.74 per share on October 31, 2013 and ended the reporting period with a net asset value of $24.24 on October 31, 2014.

During the reporting period, the highest returns came from NorthStar Realty Finance and BGC Partners which returned 121.78% and 71.33%, respectively. The worst performers were Southern Cross Media Group and CTC Media, which returned -48.65% and -46.23%, respectively.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014*
	One Year Return		Three Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® ETF	8.41%	8.53%	11.29%	11.56%	6.71%	6.80%
Solactive Global SuperDividendTM Index	8.02%	8.02%	10.79%	10.79%	6.10%	6.10%
S&P 500 Index	17.27%	17.27%	19.77%	19.77%	16.81%	16.81%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on June 8, 2011.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

Global X SuperDividend® U.S. ETF

The Global X SuperDividend® U.S. ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX SuperDividend™ U.S. Low Volatility Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of 50 equally weighted common stocks, master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) that rank among the highest dividend-yielding equity securities in the United States, as defined by INDXX, LLC.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund total return was 20.80% vs. 21.03% for the Index. The Fund had a net asset value of $25.94 per share on October 31, 2013 and ended the reporting period with a net asset value of $29.60 on October 31, 2014.

During the reporting period, the highest returns came from World Wrestling Entertainment and Vector Group which returned 78.49% and 57.00%, respectively. The worst performers were American Realty Capital Properties and Natural Resource Partners, which returned -31.70% and -26.09%, respectively.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® U.S. ETF	20.80%	20.90%	17.18%	17.75%
INDXX SuperDividendTM U.S. Low Volatility Index	21.03%	21.03%	17.70%	17.70%
S&P 500 Index	17.27%	17.27%	19.56%	19.56%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on March 11, 2013. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

2

Management Discussion of Fund Performance (unaudited)
Global X Social Media Index ETF

Global X Social Media Index ETF

The Global X Social Media Index ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the equity performance of the largest and most liquid companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund decreased 0.41%, while the Index decreased 0.20%. The Fund had a net asset value of $19.38 per share on October 31, 2013 and ended the reporting period with a net asset value of $19.30 on October 31, 2014.

During the reporting period, the highest returns came from Mixi and PChome Online, which returned 2,161.88% and 86.06% respectively. The worst performers were SINA and Angie's List, which returned -50.99% and -50.50% respectively.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Social Media Index ETF	(0.41)%	(0.56)%	9.37%	9.11%
Solactive Social Media Index	(0.20)%	(0.20)%	9.98%	9.98%
S&P 500 Index	17.27%	17.27%	20.03%	20.03%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on November 14, 2011.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

3

Management Discussion of Fund Performance (unaudited)
Global X | JPMorgan Efficiente Index ETF

Global X | JPMorgan Efficiente Index ETF

The Global X | JPMorgan Efficiente Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan ETF Efficiente 10 TR Series X Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the total return performance of a portfolio of eleven ETFs and two exchange traded products (each an "ETP") (each ETP and ETF a "Constituent" and together the "Constituents"). The share prices of the ETFs and ETPs are expected to track the performance of equities or bonds in developed or emerging markets, real estate investments, U.S. Treasury bonds, U.S. Treasury Inflation Protected Securities, a single commodity or a portfolio of commodity futures contracts. The Index allocates index weights among the Constituents based on a proprietary methodology created by J.P. Morgan Securities LLC. On a monthly basis and subject to certain weighting constraints, the Index is rebalanced to reallocate index weights among the Constituents so that the resulting portfolio would have had the highest return during the previous six months and an annualized volatility level of 10% or less over the same period (subject to upward adjustment under limited circumstances). This methodology is informed by the “modern portfolio theory” approach to asset allocation, which suggests that an investor allocate among assets in a manner that maximizes return for a given risk appetite. Since the Index weights assigned to the Constituents at each monthly rebalancing are determined based on past performance, there is no guarantee that any monthly rebalancing will result in the Index achieving the highest possible returns for the relevant month.

For the period from the Fund’s commencement date on October 22, 2014 through October 31, 2014, the Fund increased 2.16%, while the Index increased 2.20%. The Fund had a net asset value of $24.95 per share on October 22, 2014 and ended the reporting period with a net asset value of $25.49 on October 31, 2014.

During the reporting period, the highest returns came from Vanguard S&P 500 ETF and Vanguard FTSE Emerging Markets ETF, which returned 4.65% and 3.90% respectively. The worst performers were iShares 20+ Year Treasury Bond ETF and iShares J.P. Morgan USD Emerging Markets Bond ETF, which returned -1.18% and 0.42% respectively.

4

Management Discussion of Fund Performance (unaudited) (concluded)
Global X | JPMorgan Efficiente Index ETF

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X | JPMorgan Efficiente Index ETF	2.16%	0.00%
JPMorgan ETF Efficiente 10 TR Series X Index	2.20%	2.20%
S&P 500 Index	4.74%	4.74%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on October 22, 2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

5

Management Discussion of Fund Performance (unaudited)
Global X | JPMorgan US Sector Rotator Index ETF

Global X | JPMorgan US Sector Rotator Index ETF

The Global X | JPMorgan US Sector Rotator Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan US Sector Rotator TR Series X Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index aims to participate in the best-performing U.S. sectors of the market while limiting its exposure to the market during periods of high volatility or market declines. The Index is based on a proprietary methodology from J.P. Morgan Securities LLC.

The Index rebalances monthly to reflect changing market conditions by tracking the performance of a portfolio of one to five ETFs selected out of a pool of ten U.S. sector ETFs and a U.S. treasury bond ETF. The sectors represented by the U.S. sector ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrial, utilities, materials, technology and real estate.

On each monthly rebalancing date, the Index seeks to select up to five U.S. sector ETFs with the highest positive performance during the prior month. The Index will include an allocation to the U.S. treasury bond ETF if fewer than five U.S. sector ETFs have positive performance during the prior month. The U.S. sector ETFs selected for inclusion in the Index each month are equal-volatility weighted, based on each U.S. sector ETF’s realized volatility during the prior month, meaning that each U.S. sector ETF has the same amount of volatility contribution to the Index as of such monthly rebalancing date. If the overall realized volatility of the portfolio of selected U.S. sector ETFs exceeds 20%, based on each U.S. sector ETF’s realized volatility during the prior month, the weight assigned on a monthly rebalancing date to each U.S. sector ETF is adjusted down proportionally and the exposure is re-allocated to the U.S. treasury bond ETF in order to reduce the overall volatility of the Index to 20% as of such monthly rebalancing date. Since the Index weights assigned to the U.S. Sector ETF and the U.S. treasury bond ETF are determined on past performance, there is no guarantee that any monthly rebalancing will result in the Index achieving the highest possible returns for the relevant month.

For the period from the Fund’s commencement date on October 22, 2014, the Fund increased 1.52%, while the Index increased 1.58%. The Fund had a net asset value of $25.03 per share on October 22, 2014 and ended the reporting period with a net asset value of $25.41 on October 31, 2014.

During the reporting period, the highest returns came from Health Care Select Sector SPDR Fund and Consumer Staples Select Sector SPDR Fund, which returned 6.39% and 2.52% respectively. The worst performers were iShares 1-3 Year Treasury Bond ETF and Utilities Select Sector SPDR Fund, which returned -0.14% and 0.02% respectively.

6

Management Discussion of Fund Performance (unaudited)(concluded)
Global X | JPMorgan US Sector Rotator Index ETF

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X | JPMorgan US Sector Rotator Index ETF	1.52%	0.00%
JPMorgan US Sector Rotator TR Series X Index	1.58%	1.58%
S&P 500 Index	4.74%	4.74%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on October 22, 2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

7

Management Discussion of Fund Performance (unaudited)
Global X Permanent ETF

Global X Permanent ETF

The Global X Permanent ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Permanent Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of four asset class categories that are designed to perform differently across different economic environments, as defined by Solactive AG.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund increased 1.84%, while the Index increased 2.48%. The Fund had a net asset value of $24.13 per share on October 31, 2013 and ended the reporting period with a net asset value of $24.11 on October 31, 2014.

74 of the Fund’s 102 investments held during the reporting period ended October 31, 2014 increased in value for the reporting period, led by Gilead Sciences and Union Pacific, which returned 57.36% and 56.82%, respectively. The worst performers were Vale and ETFS Physical Silver, which returned -33.47% and -27.58%, respectively.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Permanent ETF	1.84%	1.19%	(0.39)%	(0.34)%
Solactive Permanent Index	2.48%	2.48%	(0.04)%	(0.04)%
S&P 500 Index	17.27%	17.27%	18.47%	18.47%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on February 7, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

8

Management Discussion of Fund Performance (unaudited)
Global X Guru™ Index ETF

Global X Guru™ Index ETF

The Global X Guru™ Index ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities that Solactive AG characterizes as hedge funds. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Hedge funds must have minimum reported holdings of $500 million in their Form 13F to be considered for the Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Turnover is a measure of the hedge funds and other investors' trading activity or holdings that have been "turned over" or replaced with other holdings.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund increased 9.76%, while the Index increased 10.30%. The Fund had a net asset value of $23.99 per share on October 31, 2013 and ended the reporting period with a net asset value of $26.30 on October 31, 2014.

79 of the Fund’s 115 investments held during the year ended October 31, 2014 increased in value for the reporting period, led by Micron Technology and Burlington Stores, which returned 65.53% and 61.93%, respectively. The worst performers were Education Management and VIVUS, which returned -75.92% and -37.70%, respectively.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru™ Index ETF	9.76%	9.58%	29.44%	29.42%
Solactive Guru Index	10.30%	10.30%	30.24%	30.24%
S&P 500 Index	17.27%	17.27%	23.47%	23.47%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on June 4, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative Indices on the previous page.

9

Management Discussion of Fund Performance (unaudited)
Global X Guru™ International Index ETF

Global X Guru™ International Index ETF

The Global X Guru™ International Index ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru International Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is comprised of international companies reported on Form 13F by hedge funds and other institutional investors. Hedge funds are defined as privately offered pooled investment vehicles. International companies refer to American Depositary Receipts ("ADRs") and other non-US companies.

Using a proprietary methodology developed by Solactive AG (the “Index Provider”), the Index Provider determines the pool of hedge funds and other institutional investors whose Form 13F holdings may be included in the Index. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Institutional investors are selected based on the qualitative factor of whether they have a strong management team with a track record of creating shareholder value. Additional filters are applied to exclude the holdings of hedge funds and institutional investors that report less than $500 million in holdings on their Form 13F or that have high turnover rates for equity holdings, as defined by the Index Provider. Turnover is a measure of the hedge funds and other investors' trading activity or holdings that have been "turned over" or replaced with other holdings.

Once the pool of investors has been determined, the Index Provider utilizes Form 13F filings to compile 50 stocks that represent the top international positions from these investors. The stocks must meet minimum size and liquidity thresholds to be included in the Index. Stocks in the Index are equal weighted and rebalanced quarterly following the Form 13F filing timeline.

For the period from the Fund’s commencement date on March 10, 2014 through October 31, 2014 (the “reporting period”), the Fund increased 5.33%, while the Index increased 5.88%. The Fund had a net asset value of $14.83 per share on March 10, 2014 and ended the reporting period with a net asset value of $15.62 on October 31, 2014.

42 of the Fund’s 75 investments held during the period ended October 31, 2014 increased in value for the reporting period, led by Vipshop Holdings and AerCap Holdings, which returned 232.64% and 107.56%, respectively. The worst performers were AngloGold Ashanti and SINA, which returned -51.30% and -45.23%, respectively.

10

Management Discussion of Fund Performance (unaudited) (concluded)
Global X Guru™ International Index ETF

	TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2014*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Guru™ International Index ETF	5.33%	5.33%
Solactive Guru International Index	5.88%	5.88%
S&P 500 Index	8.84%	8.84%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on March 10,2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

11

Management Discussion of Fund Performance (unaudited)
Global X Guru™ Small Cap Index ETF

Global X Guru™ Small Cap Index ETF

The Global X Guru™ Small Cap Index ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Small Cap Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is comprised of small-capitalization companies reported on Form 13F by hedge funds and other institutional investors. Small-capitalization companies are defined as companies whose market capitalization is less than $3 billion as of the date of its inclusion in the Index. Hedge funds are defined as privately offered pooled investment vehicles.

Using a proprietary methodology developed by Solactive AG (the “Index Provider”), the Index Provider determines the pool of hedge funds and other institutional investors whose Form 13F holdings may be included in the Index. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Institutional investors are selected based on the qualitative factor of whether they have a strong management team with a track record of creating shareholder value. Additional filters are applied to exclude the holdings of hedge funds and institutional investors that report less than $500 million in holdings on the Form 13F or that have high turnover rates for equity holdings, as defined by the Index Provider. Turnover is a measure of the hedge funds and other institutional investors' trading activity or holdings that have been "turned over" or replaced with other holdings.

Once the pool of investors has been determined, the Index Provider utilizes Form 13F filings to compile 100 stocks that represent the top small-capitalization positions from these investors. The stocks must meet minimum liquidity thresholds to be included in the Index. Stocks in the Index are equal weighted and rebalanced quarterly following the Form 13F filing timeline.

For the period from the Fund’s commencement date on March 10, 2014 through October 31, 2014 (the “reporting period”), the Fund decreased 4.33%, while the Index decreased 3.95%. The Fund had a net asset value of $15.01 per share on March 10, 2014 and ended the reporting period with a net asset value of $14.36 on October 31, 2014.

89 of the Fund’s 172 investments held during the period ended October 31, 2014 increased in value for the reporting period, led by Depomed and American Railcar Industries, which returned 113.86% and 104.26%, respectively. The worst performers were Education Management and ITT Educational Services, which returned -87.06% and -74.80%, respectively.

12

Management Discussion of Fund Performance (unaudited) (concluded)
Global X Guru™ Small Cap Index ETF

	TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014*
	Cumulative Inception to Date
	Net Asset Value	Market Price
Global X Guru™ Small Cap Index ETF	(4.33)%	(4.33)%
Solactive Guru Small Cap Index	(3.95)%	(3.95)%
S&P 500 Index	8.84%	8.84%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on March 10,2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

13

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

Global X SuperIncome™ Preferred ETF

The Global X SuperIncome™ Preferred ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index (the “Index”). The Fund generally seeks to replicate the Index, but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index tracks the performance of the highest yielding preferred securities in the U.S., as determined by Standard & Poor’s. The Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity, and other requirements, as determined by the Index Provider.

For the 12-month period ended October 31, 2014 (the “reporting period”), the Fund increased 6.89%, while the Index increased 7.20%. The Fund had a net asset value of $14.81 per share on October 31, 2013 and ended the reporting period with a net asset value of $14.74 on October 31, 2014.

61 of the Fund’s 82 investments held during the period ended October 31, 2014 increased in value for the reporting period, led by Goodyear Tire & Rubber 5.875% and Cliffs Natural Resources 7.000%, which returned 53.94% and 33.02%, respectively. The worst performers were Anglogold Ashanti Holdings Finance 6.000% and Qwest Corp 7.000% Notes, which returned -59.08% and -5.88%, respectively.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2014*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperIncome™ Preferred ETF	6.89%	6.58%	6.47%	7.42%
S&P Enhanced Yield North American Preferred Stock Index	7.20%	7.20%	6.90%	6.90%
S&P 500 Index	17.27%	17.27%	21.58%	21.58%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on July 16, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative Indices above.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	October 31, 2014

Global X SuperDividend® ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in the Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.0%
AUSTRALIA— 18.0%
Banks — 5.1%
Bank of Queensland	959,017	$10,629,893
Bendigo and Adelaide Bank	991,839	10,828,051
Commonwealth Bank of Australia	149,032	10,542,777
National Australia Bank	327,539	10,073,827
Westpac Banking	339,554	10,380,683
		52,455,231
Consumer Services — 1.4%
Myer Holdings (A)	4,423,890	7,543,859
Southern Cross Media Group	8,102,168	6,979,348
		14,523,207
Financials — 1.8%
ASX	301,262	9,530,457
IOOF Holdings (A)	1,187,616	9,426,518
		18,956,975
Industrials — 1.1%
Sydney Airport	2,836,493	10,995,318
Oil & Gas — 1.2%
APA Group	1,727,791	11,952,354
Real Estate Investment Trusts — 4.3%
Abacus Property Group	4,812,194	11,420,744
Charter Hall Retail	3,035,988	10,861,304

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	October 31, 2014

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Cromwell Property Group	13,937,700	$12,128,688
Stockland	2,838,136	10,577,586
		44,988,322
Telecommunications — 1.0%
Telstra	2,134,152	10,561,394
Utilities — 2.1%
DUET Group	5,314,283	11,491,251
Spark Infrastructure Group	6,365,685	10,631,297
		22,122,548
TOTAL AUSTRALIA		186,555,349
BELGIUM— 1.2%
Telecommunications — 1.2%
Belgacom	340,402	12,841,576
BERMUDA— 1.0%
Industrials — 1.0%
Ship Finance International (A)	579,909	9,968,636
BRAZIL— 2.3%
Financials — 1.3%
Banco do Brasil	1,179,100	13,326,721
Utilities — 1.0%
Transmissora Alianca de Energia Eletrica	1,363,000	10,222,014
TOTAL BRAZIL		23,548,735
CANADA— 7.1%
Consumer Services — 1.1%
Parkland Fuel (A)	590,651	11,551,603
Financials — 0.4%
AGF Management, Cl B	488,770	4,439,226
Oil & Gas — 4.6%
Bonterra Energy (A)	205,837	9,250,752
Canadian Oil Sands	538,295	8,431,673
Crescent Point Energy (A)	289,522	9,565,563
Freehold Royalties (A)	500,244	9,317,596
Veresen (A)	693,900	10,887,482
		47,453,066
Real Estate Investment Trusts — 1.0%
Dream Global Real Estate Investment Trust	1,245,265	10,084,056
TOTAL CANADA		73,527,951
CHINA— 1.1%
Consumer Goods — 1.1%
Pacific Textiles Holdings	8,433,600	11,309,758

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	October 31, 2014

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
FINLAND— 3.9%
Basic Materials — 0.9%
UPM-Kymmene	582,720	$9,213,715
Health Care — 1.1%
Orion, Cl B	330,298	11,210,641
Telecommunications — 1.0%
Elisa	369,739	10,145,065
Utilities — 0.9%
Fortum	419,414	9,716,175
TOTAL FINLAND		40,285,596
FRANCE— 6.0%
Financials — 0.8%
Euler Hermes	78,397	7,677,140
Industrials — 1.7%
Bouygues	247,879	8,556,119
Veolia Environnement	575,419	9,613,747
		18,169,866
Oil & Gas — 0.9%
Total	161,870	9,617,084
Real Estate Investment Trusts — 1.0%
Fonciere Des Regions	111,937	10,280,000
Utilities — 1.6%
Electricite de France	256,927	7,580,819
Suez Environnement	518,280	8,720,793
		16,301,612
TOTAL FRANCE		62,045,702
GERMANY— 0.8%
Telecommunications — 0.8%
Freenet	308,749	8,078,961
HONG KONG— 2.0%
Consumer Services — 1.0%
Giordano International	19,647,547	10,007,197
Technology — 1.0%
VTech Holdings	864,849	10,828,455
TOTAL HONG KONG		20,835,652
ISRAEL— 1.0%
Telecommunications — 1.0%
Bezeq The Israeli Telecommunication	6,118,939	10,366,297

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	October 31, 2014

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
ITALY— 1.0%
Utilities — 1.0%
Hera	3,953,119	$10,400,990
NETHERLANDS— 1.1%
Real Estate Investment Trusts — 1.1%
Corio	234,760	11,415,192
NORWAY— 0.6%
Oil & Gas — 0.6%
Seadrill	281,384	6,322,908
PORTUGAL— 1.0%
Utilities — 1.0%
Energias de Portugal	2,454,051	10,549,206
RUSSIA— 0.5%
Consumer Services — 0.5%
CTC Media	896,561	5,702,128
SINGAPORE— 7.3%
Industrials — 2.0%
Hutchison Port Holdings Trust, Cl U	15,954,679	10,769,408
Venture	1,817,861	10,931,206
		21,700,614
Real Estate Investment Trusts — 4.3%
Ascendas	6,011,049	10,427,569
Mapletree Industrial Trust	10,248,500	11,759,267
Mapletree Logistics Trust	12,540,863	11,462,866
Suntec Real Estate Investment Trust	7,767,985	10,786,350
		44,436,052
Telecommunications — 1.0%
StarHub	3,095,906	9,946,396
TOTAL SINGAPORE		76,083,062
SOUTH AFRICA— 1.1%
Real Estate Investment Trusts — 1.1%
Redefine Properties	12,242,325	11,070,954
SPAIN— 0.9%
Financials — 0.9%
Banco Santander	1,086,500	9,567,026
SWEDEN— 0.9%
Telecommunications — 0.9%
TeliaSonera	1,359,117	9,375,754

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	October 31, 2014

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN— 0.8%
Consumer Goods — 0.8%
AmTRAN Technology	15,281,654	$8,792,233
UNITED KINGDOM— 6.6%
Financials — 5.6%
Admiral Group	414,837	8,860,068
Amlin	1,398,978	10,192,535
Friends Life Group	1,676,221	8,672,605
Intermediate Capital Group	1,373,626	9,012,319
Provident Financial	332,052	11,278,060
Standard Life	1,586,123	9,990,347
		58,005,934
Utilities — 1.0%
SSE	424,993	10,871,977
TOTAL UNITED KINGDOM		68,877,911
UNITED STATES— 31.8%
Consumer Goods — 1.2%
Vector Group (A)	562,067	12,556,577
Financials — 4.5%
AGF Management, Cl B	516,280	4,659,427
BGC Partners, Cl A	1,445,457	12,257,475
Home Loan Servicing Solutions	490,928	9,430,727
New York Community Bancorp (A)	636,719	10,155,668
OneBeacon Insurance Group, Cl A	648,535	10,331,163
		46,834,460
Health Care — 2.1%
AstraZeneca	150,305	10,925,524
PDL BioPharma (A)	1,172,900	10,004,837
		20,930,361
Industrials — 1.9%
Costamare	491,081	10,101,536
RR Donnelley & Sons	551,880	9,630,306
		19,731,842
Real Estate Investment Trusts — 18.1%
American Capital Mortgage Investment	517,638	10,140,528
Apollo Commercial Real Estate Finance	607,955	9,994,780
ARMOUR Residential	2,381,431	9,430,467
Capstead Mortgage	805,122	10,233,101
Chimera Investment	3,307,566	10,319,606
Franklin Street Properties	827,062	9,916,473
Hospitality Properties Trust	383,667	11,360,380
Invesco Mortgage Capital	623,919	10,319,620

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	October 31, 2014

Global X SuperDividend® ETF

	Shares/Number of Rights/Face Amount	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
Investors Real Estate Trust	1,159,903	$9,743,185
Medical Properties Trust	776,622	10,476,631
New York Mortgage Trust (A)	1,375,112	10,739,625
NorthStar Realty Finance	726,516	13,498,667
Omega Healthcare Investors (A)	322,601	12,310,454
PennyMac Mortgage Investment Trust	424,087	9,156,038
Resource Capital	1,706,723	9,028,565
Sabra Health Care	364,101	10,402,366
Senior Housing Properties Trust	506,113	11,433,093
Starwood Property Trust	423,949	9,564,289
		188,067,868
Telecommunications — 4.0%
Consolidated Communications Holdings (A)	530,069	13,728,787
Frontier Communications (A)	2,200,090	14,388,589
Windstream Holdings (A)	1,301,826	13,643,136
		41,760,512
TOTAL UNITED STATES		329,881,620
TOTAL COMMON STOCK
(Cost $983,604,668)		1,017,403,197

PREFERRED STOCK — 1.1%

BRAZIL— 1.1%
Utilities — 1.1%
AES Tiete	1,478,056	11,271,649
TOTAL PREFERRED STOCK
(Cost $13,034,337)		11,271,649

RIGHTS — 0.0%
Spain — 0.0%
Banco Santander*	1,078,700	205,428
TOTAL RIGHTS (Cost $–)		205,428
REPURCHASE AGREEMENTS — 8.2%
Barclays
0.080%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $83,000,553 (collateralized by U.S. Treasury Notes, ranging in par value $348,818-$9,365,930, 0.250%-4.875%, 11/15/14-05/15/22 with a total market value of $84,195,671) (B)	$83,000,000	83,000,000

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	October 31, 2014

Global X SuperDividend® ETF

	Face Amount(1)	Value
REPURCHASE AGREEMENTS — continued
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/2014, repurchase price $1,646,402 (collateralized by U.S. Treasury Notes, par value
$1,720,805, 1.125%, 12/31/19 with a total market value of $1,672,541) (B)	1,646,388	$1,646,388
TOTAL REPURCHASE AGREEMENTS
(Cost $84,646,388)		84,646,388

TIME DEPOSITS — 0.6%
Brown Brothers Harriman
0.030%, 11/03/14	5,604,848	5,604,848
1.799%, 11/03/14, AUD	2,884	2,535
0.337%, 11/03/14, CAD	121,526	107,788
0.110%, 11/03/14, EUR	13	17
0.091%, 11/03/14, GBP	11	18
0.005%, 11/03/14, HKD	14	3
2.800%, 11/03/14, NZD	11	8
4.314%, 11/03/14, ZAR	10	1
TOTAL TIME DEPOSITS
(Cost $5,715,218)		5,715,218
TOTAL INVESTMENTS — 107.9%
(Cost $1,087,000,611)		$1,119,241,880

Percentages are based on Net Assets of $1,037,576,047.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $81,446,443.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $84,646,388.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

NZD — New Zealand Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,017,403,197	$—	$—	$1,017,403,197
Preferred Stock	11,271,649	—	—	11,271,649
Rights	205,428	—	—	205,428
Repurchase Agreements	—	84,646,388	—	84,646,388
Time Deposits	—	5,715,218	—	5,715,218
Total Investments in Securities	$1,028,880,274	$90,361,606	$—	$1,119,241,880

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	October 31, 2014

Global X SuperDividend® U.S. ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in the Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 85.4%
CANADA— 1.9%
Consumer Services — 1.9%
Thomson Reuters	141,429	$5,263,987
UNITED STATES— 83.5%
Consumer Goods — 11.3%
Altria Group	140,455	6,789,595
Lorillard	101,771	6,258,916
Philip Morris International	62,732	5,583,775
Reynolds American	102,013	6,417,638
Vector Group (A)	279,035	6,233,642
		31,283,566
Consumer Services — 4.1%
Six Flags Entertainment	122,492	4,936,428
Stonemor Partners (A)	243,666	6,501,009
		11,437,437
Financials — 3.5%
Ellington Financial	207,608	4,669,104
New York Community Bancorp (A)	314,077	5,009,528
		9,678,632
Health Care — 3.9%
Eli Lilly	83,987	5,570,858
Merck	87,389	5,063,318
		10,634,176
Industrials — 4.7%
Covanta Holding (A)	278,795	6,153,006
Iron Mountain	192,734	6,951,915
		13,104,921

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	October 31, 2014

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 5.1%
Chevron	43,211	$5,183,160
LinnCo (A)	160,954	3,858,067
Spectra Energy (A)	129,344	5,061,231
		14,102,458
Real Estate Investment Trusts — 17.5%
American Realty Capital Properties	361,612	3,207,498
Apollo Commercial Real Estate Finance	292,822	4,813,994
Apollo Residential Mortgage	310,300	5,175,804
ARMOUR Residential	1,219,703	4,830,024
Capstead Mortgage	408,923	5,197,411
Chimera Investment	1,689,411	5,270,962
Colony Financial	217,574	4,847,549
New York Mortgage Trust (A)	712,118	5,561,642
Resource Capital	889,944	4,707,804
Starwood Property Trust	211,095	4,762,303
		48,374,991
Telecommunications — 8.7%
AT&T (A)	149,796	5,218,893
CenturyLink	161,111	6,682,884
Verizon Communications	103,521	5,201,930
Windstream Holdings (A)	659,278	6,909,234
		24,012,941
Utilities — 24.7%
Ameren	120,661	5,108,787
Avista	164,439	5,829,363
Consolidated Edison (A)	88,528	5,609,134
Duke Energy	68,442	5,622,510
Empire District Electric (A)	204,518	5,816,492
Entergy	76,026	6,387,705
Ferrellgas Partners	201,096	5,427,581
Northwest Natural Gas	116,481	5,466,453
Pepco Holdings	239,568	6,549,789
PPL	155,623	5,445,249
Southern	115,708	5,364,223
TECO Energy	293,966	5,764,673
		68,391,959
TOTAL UNITED STATES		231,021,081
TOTAL COMMON STOCK
(Cost $226,065,249)		236,285,068

MASTER LIMITED PARTNERSHIPS — 14.0%
UNITED STATES— 14.0%
Oil & Gas — 14.0%
Enbridge Energy Partners	182,638	6,587,753

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	October 31, 2014

Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Energy Transfer Partners (A)	92,202	$5,940,575
Enterprise Products Partners (A)	149,338	5,510,572
Memorial Production Partners	229,557	4,804,628
ONEOK Partners (A)	88,517	4,523,219
QR Energy (A)	292,523	4,797,377
TC PipeLines (A)	105,230	6,561,090
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $37,863,915)		38,725,214

REPURCHASE AGREEMENTS — 11.5%
Barclays
0.080%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $29,000,193 (collateralized by U.S. Treasury Notes, ranging in par value $289,024-$5,658,537, 0.250%-4.875%, 11/15/14-05/15/22 with a total market value of $29,417,765) (B)	$29,000,000	29,000,000
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $2,745,123 (collateralized by U.S. Treasury Notes, par value $2,869,179, 1.125%, 12/31/19 with a total market value of $2,788,707)(B)	2,745,100	2,745,100
TOTAL REPURCHASE AGREEMENTS
(Cost $31,745,100)		31,745,100

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/03/14
(Cost $748,823)	748,823	748,823
TOTAL INVESTMENTS — 111.1%
(Cost $296,423,087)		$307,504,205

Percentages are based on Net Assets of $276,714,634.

(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $31,033,584.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $31,745,100.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$236,285,068	$—	$—	$236,285,068
Master Limited Partnerships	38,725,214	—	—	38,725,214
Repurchase Agreements	—	31,745,100	—	31,745,100
Time Deposit	—	748,823	—	748,823
Total Investments in Securities	$275,010,282	$32,493,923	$—	$307,504,205

For the period ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	October 31, 2014

Global X Social Media Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in the Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 25.1%
Technology — 25.1%
Changyou.com ADR * (A)	15,158	$364,398
NetEase ADR	34,387	3,257,137
Renren ADR *	265,304	920,605
SINA *	185,292	7,591,413
Tencent Holdings	833,065	13,277,135
Youku.com ADR *	161,861	3,172,476
YY ADR * (A)	38,596	3,198,064
TOTAL CHINA		31,781,228
GERMANY— 0.6%
Technology — 0.6%
XING	7,502	795,175
JAPAN— 12.9%
Technology — 12.9%
Dena (A)	298,421	3,769,360
Gree (A)	287,735	1,991,725
Mixi (A)	101,390	5,363,211
Nexon	610,122	5,251,931
TOTAL JAPAN		16,376,227
RUSSIA— 6.1%
Technology — 6.1%
Mail.ru Group GDR *	58,422	1,416,149
Yandex, Cl A *	218,326	6,248,490
TOTAL RUSSIA		7,664,639
TAIWAN— 1.4%
Technology — 1.4%
PChome Online	175,791	1,782,964
UNITED STATES— 53.7%
Consumer Goods — 0.8%
King Digital Entertainment (A)	91,502	1,043,123

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	October 31, 2014

Global X Social Media Index ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Technology — 52.9%
Angie's List * (A)	123,932	$863,806
Demand Media *	24,966	175,761
Facebook, Cl A *	159,322	11,947,557
Google, Cl A *	10,983	6,236,916
Groupon, Cl A * (A)	937,669	6,854,360
Jive Software * (A)	106,533	650,916
LinkedIn, Cl A *	61,752	14,138,738
Nutrisystem	80,409	1,354,088
Pandora Media *	254,628	4,909,228
Twitter *	117,739	4,882,636
United Online	39,115	438,870
Weibo ADR * (A)	212,993	3,942,501
Yelp, Cl A * (A)	85,586	5,135,160
Zynga, Cl A *	2,068,194	5,273,895
		66,804,432
TOTAL UNITED STATES		67,847,555
TOTAL COMMON STOCK
(Cost $137,054,146)		126,247,788

REPURCHASE AGREEMENTS — 17.0%
Barclays
0.080%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $20,000,133 (collateralized by U.S. Treasury Notes, ranging in par value $83,273-2,272,115, 0.250%-4.875%, 11/15/14-05/15/22 with a total market value of $20,288,114)(B)	20,000,000	20,000,000
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $1,498,094 (collateralized by U.S. Treasury Notes, par value $1,565,795, 1.125%, 12/31/19 with a total market value of $1,521,879)(B)	1,498,082	1,498,082
TOTAL REPURCHASE AGREEMENTS
(Cost $21,498,082)		21,498,082

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 11/03/14	214,431	214,431
0.005%, 11/03/14, HKD	1	—
0.005%, 11/03/14, JPY	3	—
TOTAL TIME DEPOSITS
(Cost $214,431)		214,431
TOTAL INVESTMENTS — 117.0%
(Cost $158,766,659)		$147,960,301

Percentages are based on Net Assets of $126,417,815.

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	October 31, 2014

Global X Social Media Index ETF

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $21,082,613.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $21,498,082.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$126,247,788	$—	$—	$126,247,788
Repurchase Agreements	—	21,498,082	—	21,498,082
Time Deposits	—	214,431	—	214,431
Total Investments in Securities	$126,247,788	$21,712,513	$—	$147,960,301

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	October 31, 2014

Global X | JPMorgan Efficiente Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares 20+ Year Treasury Bond ETF	4,180	$498,465
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,358	499,775
Vanguard FTSE Emerging Markets ETF	11,958	509,889
Vanguard REIT ETF	6,808	537,764
Vanguard S&P 500 ETF	2,720	503,010
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,494,440)		2,548,903

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%, 11/03/14
(Cost $560)	$560	560

TOTAL INVESTMENTS — 100.0%
(Cost $2,495,000)		$2,549,463

Percentages are based on Net Assets of $2,549,083.

ETF — Exchange Traded Fund
FTSE — Financial Times and Stock Exchange
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
USD — U.S. Dollar

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,548,903	$—	$—	$2,548,903
Time Deposit	—	560	—	560
Total Investments in Securities	$2,548,903	$560	$—	$2,549,463

For the period ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	October 31, 2014

Global X | JPMorgan US Sector Rotator Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on total market value of investments.

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 100.0%
Consumer Staples Select Sector SPDR Fund	13,702	$640,021
Health Care Select Sector SPDR Fund	5,304	356,800
Industrial Select Sector SPDR Fund	6,401	353,463
SPDR Down Jones REIT ETF	7,417	654,625
Utilities Select Sector SPDR Fund	11,781	535,682
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,505,339)		2,540,591

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.030%
(Cost $865)	$865	865
TOTAL TIME DEPOSIT
(Cost $865)		865

TOTAL INVESTMENTS — 100.0%
(Cost $2,506,204)		$2,541,456

Percentages are based on Net Assets of $2,541,317.

ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipts

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,540,591	$—	$—	$2,540,591
Time Deposit	—	865	—	865
Total Investments in Securities	$2,540,591	$865	$—	$2,541,456

For the period ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	October 31, 2014

Global X Permanent ETF

Sector Weightings (unaudited) †:

† Sector weightings percentages are based on the total market value of investments.

	Face Amount/Shares	Value
U.S. TREASURY OBLIGATIONS — 51.7%
U.S. Treasury Bonds
4.625%, 02/15/40	$430,200	$557,916
4.375%, 11/15/39	450,800	563,852
4.375%, 05/15/40	450,700	564,572
3.875%, 08/15/40	482,318	559,828
U.S. Treasury Notes
2.000%, 04/30/16	518,100	530,850
1.875%, 06/30/15	519,500	525,425
1.750%, 07/31/15	521,000	527,227
1.750%, 05/31/16	520,100	531,437
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,311,193)		4,361,107

EXCHANGE TRADED COMMODITIES — 21.8%
ETFS Physical Gold	6,696	757,987
ETFS Physical Silver	17,265	265,099
ETFS Physical Silver (GBP shares)	3,802	58,406
Gold Bullion Securities	6,779	757,282
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $2,898,716)		1,838,774

COMMON STOCK — 20.0%
AUSTRALIA— 0.3%
Basic Materials — 0.3%
BHP Billiton ADR	437	25,975
BRAZIL— 0.2%
Basic Materials — 0.2%
Vale ADR, Cl B	2,003	20,210

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	October 31, 2014

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
CANADA— 0.3%
Basic Materials — 0.3%
Potash Corp of Saskatchewan	714	$24,397
CHINA— 0.3%
Oil & Gas — 0.3%
PetroChina ADR	219	27,485
FRANCE— 0.3%
Oil & Gas — 0.3%
Total SA	362	21,507
NETHERLANDS— 0.3%
Oil & Gas — 0.3%
Royal Dutch Shell ADR, Cl A	331	23,762
SWITZERLAND— 0.6%
Basic Materials — 0.6%
Glencore Xstrata	4,930	25,232
Syngenta ADR	343	21,266
TOTAL SWITZERLAND		46,498
UNITED KINGDOM— 0.6%
Basic Materials — 0.6%
Anglo American	1,116	23,505
Rio Tinto ADR	511	24,513
TOTAL UNITED KINGDOM		48,018
UNITED STATES— 17.1%
Consumer Goods — 1.5%
Altria Group	332	16,049
Archer-Daniels-Midland	607	28,529
Coca-Cola	358	14,993
Monsanto	225	25,884
PepsiCo	180	17,311
Philip Morris International	147	13,084
Procter & Gamble	166	14,487
		130,337
Consumer Services — 1.5%
Amazon.com *	55	16,800
Comcast, Cl A	272	15,055
CVS Health	186	15,961
Home Depot	193	18,821
McDonald's	173	16,215
Twenty-First Century Fox ADR, Cl A	416	14,344

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	October 31, 2014

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Wal-Mart Stores	188	$14,339
Walt Disney	175	15,992
		127,527
Financials — 2.4%
American Express	205	18,440
American International Group	348	18,643
Bank of America	1,181	20,266
Berkshire Hathaway, Cl B *	133	18,641
Citigroup	297	15,898
Goldman Sachs Group	93	17,669
JPMorgan Chase	277	16,753
Mastercard, Cl A	250	20,937
US Bancorp	421	17,935
Visa, Cl A	74	17,866
Wells Fargo	367	19,484
		202,532
Health Care — 1.8%
AbbVie	247	15,674
Amgen	146	23,678
Bristol-Myers Squibb	310	18,039
Gilead Sciences *	177	19,824
Johnson & Johnson	173	18,646
Merck	323	18,715
Pfizer	460	13,777
UnitedHealth Group	233	22,138
		150,491
Industrials — 1.6%
3M	99	15,223
Boeing	151	18,861
Deere	299	25,576
General Electric	634	16,364
Union Pacific	200	23,290
United Parcel Service, Cl B	138	14,478
United Technologies	165	17,655
		131,447
Oil & Gas — 0.8%
Chevron	229	27,469
Exxon Mobil	308	29,787
Schlumberger	132	13,023
		70,279
Real Estate Investment Trusts — 5.5%
American Tower, Cl A	467	45,533
Crown Castle International	562	43,903
Equity Residential	672	46,744

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	October 31, 2014

Global X Permanent ETF

	Shares/Face Amount(1)	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
General Growth Properties	1,752	$45,394
HCP	1,010	44,410
Health Care	693	49,279
ProLogis	1,086	45,232
Public Storage	271	49,956
Simon Property Group	268	48,028
Ventas	647	44,326
Washington Prime Group	171	3,015
		465,820
Technology — 1.7%
Apple	157	16,956
Cisco Systems	581	14,217
Facebook, Cl A *	218	16,348
Google, Cl A *	25	14,197
Intel	596	20,270
International Business Machines	85	13,974
Microsoft	437	20,517
Oracle	345	13,472
QUALCOMM	179	14,053
		144,004
Telecommunications — 0.3%
AT&T	452	15,748
Verizon Communications	276	13,869
		29,617
TOTAL UNITED STATES		1,452,054
TOTAL COMMON STOCK
(Cost $1,516,405)		1,689,906

EXCHANGE TRADED FUNDS — 5.9%
Vanguard FTSE All-World ex-US ETF, Cl U	4,941	243,789
Vanguard Small-Cap ETF	2,198	254,155
TOTAL EXCHANGE TRADED FUNDS
(Cost $420,830)		497,944

TIME DEPOSITS — 0.2%
Brown Brothers Harriman
0.030%, 11/03/14	16,932	16,932
0.091%, GBP, 11/03/14	1	2
TOTAL TIME DEPOSITS
(Cost $16,934)		16,934

TOTAL INVESTMENTS — 99.6%
(Cost $9,164,078)		$8,404,665

Percentages are based on Net Assets of $8,438,960.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	October 31, 2014

Global X Permanent ETF

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise indicated.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

GBP — British Pound Sterling

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$4,361,107	$—	$4,361,107
Exchange Traded Commodities	1,838,774	—	—	1,838,774
Common Stock	1,689,906	—	—	1,689,906
Exchange Traded Funds	497,944	—	—	497,944
Time Deposits	—	16,934	—	16,934
Total Investments in Securities	$4,026,624	$4,378,041	$—	$8,404,665

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	October 31, 2014

Global X Guru™ Index ETF

Sector Weightings (unaudited) †:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in the Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 96.4%
ARGENTINA— 1.9%
Oil & Gas — 1.9%
YPF ADR	240,600	$8,461,902
CANADA— 1.9%
Industrials — 1.9%
Canadian Pacific Railway	39,580	8,219,974
CHINA— 1.9%
Technology — 1.9%
Baidu ADR *	35,334	8,436,699
IRELAND— 3.9%
Health Care — 3.9%
Actavis *	35,961	8,729,173
Endo International *	123,251	8,247,957
TOTAL IRELAND		16,977,130
MEXICO— 1.8%
Telecommunications — 1.8%
America Movil ADR, Ser L	327,925	8,004,649
UNITED STATES— 85.0%
Basic Materials — 3.3%
Celanese, Cl A	130,441	7,660,800
FMC	117,119	6,716,775
		14,377,575
Consumer Goods — 7.1%
Darling Ingredients *	397,245	6,991,512

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	October 31, 2014

Global X Guru™ Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
General Motors	228,823	$7,185,042
Mondelez International, Cl A	216,395	7,630,088
NIKE, Cl B	100,384	9,332,700
		31,139,342
Consumer Services — 20.7%
American Airlines Group	197,383	8,161,787
Burlington Stores *	231,508	9,709,446
CBS, Cl B	129,085	6,998,989
Delta Air Lines	200,783	8,077,500
Extended Stay America	339,045	7,818,378
Hertz Global Holdings *	256,652	5,625,812
Houghton Mifflin Harcourt *	416,949	8,343,150
KAR Auction Services	264,543	8,031,525
Pandora Media *	274,589	5,294,076
Time Warner Cable	52,136	7,674,940
Twenty-First Century Fox ADR, Cl A	215,926	7,445,128
Twenty-First Century Fox, Cl B	222,992	7,396,645
		90,577,376
Financials — 16.6%
American International Group	143,404	7,682,152
CIT Group	159,954	7,826,549
Citigroup	158,915	8,506,720
Howard Hughes *	48,608	7,163,847
JPMorgan Chase	136,301	8,243,485
Moody's	84,657	8,400,514
Nationstar Mortgage Holdings * (A)	237,449	8,339,209
Voya Financial	203,500	7,987,375
Wells Fargo	154,221	8,187,593
		72,337,444
Health Care — 1.7%
Thermo Fisher Scientific	63,707	7,490,032
Industrials — 9.1%
Colfax *	120,952	6,577,370
FleetCor Technologies *	53,536	8,060,380
Lockheed Martin	45,777	8,723,723
RR Donnelley & Sons (A)	454,889	7,937,813
Spirit Aerosystems Holdings, Cl A *	212,096	8,343,857
		39,643,143
Oil & Gas — 3.2%
Hess	78,223	6,634,093
Pioneer Natural Resources	38,143	7,211,315
		13,845,408

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	October 31, 2014

Global X Guru™ Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate Investment Trusts — 3.5%
American Homes 4 Rent, Cl A	439,193	$7,699,053
Crown Castle International	98,673	7,708,335
		15,407,388
Technology — 16.1%
Akamai Technologies *	129,641	7,817,353
Apple	78,968	8,528,544
CDW	241,461	7,446,657
EMC	260,171	7,474,713
Facebook, Cl A *	105,171	7,886,773
Hewlett-Packard	220,803	7,922,412
Micron Technology *	245,655	8,128,724
Motorola Solutions	126,927	8,186,792
NCR *	241,686	6,687,451
		70,079,419
Telecommunications — 3.7%
Sprint * (A)	1,360,675	8,068,803
T-Mobile US *	266,433	7,777,179
		15,845,982
TOTAL UNITED STATES		370,743,109
TOTAL COMMON STOCK
(Cost $403,163,638)		420,843,463

MASTER LIMITED PARTNERSHIPS — 3.5%
UNITED STATES— 3.5%
Oil & Gas — 3.5%
Enterprise Products Partners (A)	201,110	7,420,959
Northern Tier Energy	307,487	7,760,972
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $14,428,446)		15,181,931

REPURCHASE AGREEMENTS — 2.8%
Barclays
0.080%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $11,000,073 (collateralized by U.S. Treasury Notes, ranging in par value $109,630-$2,146,341, 0.250%-4.875%, 11/15/14-05/15/22 with a total market value of $11,158,463)(B)	$11,000,000	11,000,000
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $1,404,084 (collateralized by U.S. Treasury Notes, par value $1,467,536, 1.125%, 12/31/19 with a total market value of $1,426,376)(B)	1,404,072	1,404,072
TOTAL REPURCHASE AGREEMENTS
(Cost $12,404,072)		12,404,072

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	October 31, 2014

Global X Guru™ Index ETF

	Face Amount	Value
TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 11/03/14
(Cost $691,788)	$691,788	$691,788
TOTAL INVESTMENTS — 102.9%
(Cost $430,687,944)		$449,121,254

Percentages are based on Net Assets of $436,586,036.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $11,827,315.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $12,404,072.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$420,843,463	$—	$—	$420,843,463
Master Limited Partnerships	15,181,931	—	—	15,181,931
Repurchase Agreements	—	12,404,072	—	12,404,072
Time Deposit	—	691,788	—	691,788
Total Investments in Securities	$436,025,394	$13,095,860	$—	$449,121,254

For the year ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	October 31, 2014

Global X Guru™ International Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA— 2.3%
Oil & Gas — 2.3%
YPF ADR	1,506	$52,966
BELGIUM— 2.1%
Consumer Goods — 2.1%
Anheuser-Busch InBev ADR	439	48,720
BRAZIL— 9.6%
Consumer Goods — 4.0%
AMBEV ADR	6,714	44,849
BRF ADR	1,911	49,782
		94,631
Financials — 3.6%
Banco Bradesco ADR	2,912	43,622
Banco Santander Brasil ADR	7,225	39,593
		83,215
Industrials — 2.0%
Embraer ADR	1,224	47,295
TOTAL BRAZIL		225,141
CANADA— 15.7%
Basic Materials — 1.3%
Barrick Gold	2,589	30,731
Consumer Goods — 2.1%
Gildan Activewear, Cl A	839	50,030
Consumer Services — 2.3%
IMAX *	1,795	52,881
Financials — 4.0%
Brookfield Asset Management, Cl A	1,011	49,509
Toronto-Dominion Bank	924	45,516
		95,025

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	October 31, 2014

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.2%
Canadian Pacific Railway	242	$50,258
Oil & Gas — 1.7%
Canadian Natural Resources	1,153	40,217
Technology — 2.1%
BlackBerry *	4,771	50,095
TOTAL CANADA		369,237
CHINA— 7.8%
Consumer Services — 2.2%
Vipshop Holdings ADR *	225	51,590
Health Care — 1.9%
Mindray Medical International ADR	1,512	44,060
Technology — 3.7%
21Vianet Group ADR *	1,622	33,932
Baidu ADR *	221	52,768
		86,700
TOTAL CHINA		182,350
COLOMBIA— 1.8%
Financials — 1.8%
BanColombia ADR	761	43,050
FINLAND— 2.1%
Technology — 2.1%
Nokia ADR	5,963	49,314
HONG KONG— 1.9%
Consumer Services — 1.9%
Melco Crown Entertainment ADR	1,653	44,862
INDIA— 2.4%
Technology — 2.4%
Infosys ADR	829	55,427
ISRAEL— 6.6%
Health Care — 2.2%
Teva Pharmaceutical Industries ADR	915	51,670
Technology — 4.4%
Check Point Software Technologies *	713	52,940
Mellanox Technologies *	1,141	51,106
		104,046
TOTAL ISRAEL		155,716
LUXEMBOURG— 1.7%
Financials — 1.7%
Altisource Portfolio Solutions *	546	40,764

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	October 31, 2014

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued
MEXICO— 4.1%
Industrials — 2.0%
Cemex ADR *	3,767	$46,334
Telecommunications — 2.1%
America Movil ADR, Ser L, Cl L	2,043	49,870
TOTAL MEXICO		96,204
NETHERLANDS— 11.7%
Industrials — 5.5%
AerCap Holdings *	985	42,690
Chicago Bridge & Iron	777	42,455
Koninklijke Philips	1,600	44,704
		129,849
Oil & Gas — 1.9%
Royal Dutch Shell ADR, Cl A	605	43,433
Technology — 4.3%
InterXion Holding *	1,767	48,310
NXP Semiconductor *	755	51,838
		100,148
TOTAL NETHERLANDS		273,430
NORWAY— 1.8%
Oil & Gas — 1.8%
Golar LNG	744	41,746
PANAMA— 1.9%
Consumer Services — 1.9%
Copa Holdings, Cl A	378	44,196
SINGAPORE— 2.3%
Technology — 2.3%
Avago Technologies, Cl A	635	54,769
SOUTH AFRICA— 1.0%
Basic Materials — 1.0%
AngloGold Ashanti ADR	2,807	23,214
SOUTH KOREA— 2.0%
Telecommunications — 2.0%
SK Telecom ADR	1,651	45,881
SWITZERLAND— 2.0%
Financials — 2.0%
UBS	2,747	47,743
TAIWAN— 2.2%
Technology — 2.2%
Taiwan Semiconductor Manufacturing ADR	2,326	51,219

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	October 31, 2014

Global X Guru™ International Index ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 4.0%
Health Care — 2.1%
AstraZeneca ADR	683	$49,818
Oil & Gas — 1.9%
BP ADR	1,016	44,155
TOTAL UNITED KINGDOM		93,973
UNITED STATES— 13.0%
Consumer Services — 1.9%
TAL Education Group ADR *	1,402	44,528
Health Care — 6.9%
Grifols ADR	1,280	45,299
Novadaq Technologies *	3,402	53,139
Tornier *	2,273	63,531
		161,969
Oil & Gas — 1.9%
Kosmos Energy *	4,848	45,232
Telecommunications — 2.3%
Intelsat *	2,714	52,814
TOTAL UNITED STATES		304,543
TOTAL COMMON STOCK
(Cost $2,315,798)		2,344,465
TOTAL INVESTMENTS — 100.0%
(Cost $2,315,798)		$2,344,465

Percentages are based on Net Assets of $2,343,413.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

As of October 31, 2014, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	October 31, 2014

Global X Guru™ Small Cap Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 95.3%
ARGENTINA—1.2%
Financials — 1.2%
Banco Macro ADR	634	$26,780
AUSTRALIA— 0.8%
Basic Materials — 0.8%
Tronox, Cl A	743	17,966
CANADA— 3.0%
Basic Materials — 0.7%
Pretium Resources *	3,141	14,323
Consumer Services — 1.1%
IMAX *	813	23,951
Industrials — 1.2%
Progressive Waste Solutions	879	25,693
TOTAL CANADA		63,967
CHINA—1.9%
Health Care — 0.9%
Mindray Medical International ADR	673	19,611
Technology — 1.0%
YY ADR *	254	21,046
TOTAL CHINA		40,657
FRANCE— 0.9%
Health Care — 0.9%
Flamel Technologies ADR *	1,504	18,349
GREECE— 0.9%
Industrials — 0.9%
StealthGas *	2,213	18,589

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	October 31, 2014

Global X Guru™ Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
IRELAND— 1.3%
Health Care — 1.3%
Horizon Pharma *	2,227	$28,817
ISRAEL— 1.1%
Technology — 1.1%
RADWARE *	1,296	24,611
LUXEMBOURG— 0.9%
Financials — 0.9%
Altisource Portfolio Solutions *	247	18,441
NETHERLANDS— 1.0%
Technology — 1.0%
InterXion Holding *	804	21,981
UNITED STATES— 82.3%
Basic Materials — 3.7%
Alpha Natural Resources *	5,517	10,813
Flotek Industries *	773	17,130
Mercer International *	2,187	27,512
Resolute Forest Products *	1,283	23,813
		79,268
Consumer Goods — 12.5%
American Axle & Manufacturing Holdings *	1,206	23,312
Chico's FAS	1,405	21,187
Cooper-Standard Holding *	330	18,012
Cooper Tire & Rubber	729	23,481
Famous Dave's of America *	852	22,211
Federal-Mogul Holdings *	1,289	20,121
Lands' End *	621	29,479
Libbey *	810	23,288
MDC Holdings	744	18,168
Ryland Group	570	20,412
Take-Two Interactive Software *	994	26,291
Watsco	235	23,881
		269,843
Consumer Services — 13.3%
Children's Place Retail Stores	445	21,916
Houghton Mifflin Harcourt *	1,149	22,991
ITT Educational Services *	2,484	25,113
Life Time Fitness *	542	30,227
Meritage Homes *	522	19,204
Office Depot *	4,202	21,935

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	October 31, 2014

Global X Guru™ Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Pinnacle Entertainment *	885	$22,683
Sears Hometown and Outlet Stores *	1,120	16,845
Sinclair Broadcast Group, Cl A	746	21,671
Sotheby's	550	21,813
TAL Education Group ADR *	635	20,168
Tile Shop Holdings *	1,913	16,471
Vail Resorts	286	24,699
		285,736
Financials — 10.1%
Ambac Financial Group *	881	20,157
Enstar Group *	151	22,359
Harbinger Group *	1,732	22,758
Home Loan Servicing Solutions	1,021	19,613
MBIA *	2,134	20,828
MGIC Investment *	2,678	23,888
Nationstar Mortgage Holdings *	696	24,443
PennyMac Financial Services, Cl A *	1,430	23,824
St. Joe *	1,031	19,744
Walter Investment Management *	868	19,721
		217,335
Health Care — 7.1%
Alere *	631	25,221
Depomed *	1,489	22,931
Hill-Rom Holdings	507	22,552
Keryx Biopharmaceuticals *	1,357	22,865
Medicines *	847	21,446
Theravance	965	15,459
Vanda Pharmaceuticals *	1,784	21,426
		151,900
Industrials — 9.7%
Con-way	431	18,692
Dycom Industries *	749	23,511
EnPro Industries *	330	21,295
GATX	330	20,922
MasTec *	750	21,480
Nortek *	259	21,569
Quad	1,017	22,425
Scorpio Bulkers *	2,694	13,174
Swift Transportation, Cl A *	1,038	25,639
YRC Worldwide *	972	20,840
		209,547
Oil & Gas — 8.3%
Carrizo Oil & Gas *	376	19,530
DHT Holdings	3,029	20,173

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	October 31, 2014

Global X Guru™ Small Cap Index ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Enbridge Energy Management	619	$21,993
Exterran Holdings	505	19,862
Magnum Hunter Resources *	3,312	15,368
MRC Global *	881	18,527
Sanchez Energy *	660	11,266
SandRidge Energy *	4,247	16,563
Scorpio Tankers	2,244	19,590
Stone Energy *	648	15,876
		178,748
Real Estate Invesment Trust — 1.0%
Empire State Realty Trust, Cl A	1,321	21,083
Technology — 10.6%
CACI International, Cl A *	312	25,675
Eastman Kodak *	989	21,333
Entegris *	1,842	25,014
Immersion *	2,050	17,261
InterDigital	501	24,765
OSI Systems *	325	23,036
Synaptics *	273	18,681
Tableau Software, Cl A *	366	30,228
Universal Display *	656	20,520
Veeco Instruments *	607	21,846
		228,359
Telecommunications — 5.0%
DigitalGlobe *	735	21,014
Intelsat *	1,229	23,916
Leap Wireless *(A)(B)	856	2,157
Marin Software *	2,577	23,064
VASCO Data Security International *	1,523	38,563
		108,714
Utilities — 1.0%
Dynegy *	741	22,601
TOTAL UNITED STATES		1,773,134
TOTAL COMMON STOCK
(Cost $2,131,262)		2,053,292

MASTER LIMITED PARTNERSHIPS — 4.6%
UNITED STATES— 4.6%
Financials — 0.8%
Och-Ziff Capital Management Group, Cl A	1,599	17,621
Oil & Gas — 3.8%
Atlas Energy	498	18,690
Golar LNG Partners	586	21,207
Rose Rock Midstream	388	21,325

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	October 31, 2014

Global X Guru™ Small Cap Index ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Summit Midstream Partners	422	$19,830
		81,052
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $102,769)		98,673

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/03/14
(Cost $3,483)	$3,483	3,483
TOTAL INVESTMENTS — 100.0%
(Cost $2,237,514)		$2,155,448

Percentages are based on Net Assets of $2,154,599.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2014 was $2,157 and represents 0.1% of Net Assets.
(B)	Security considered illiquid. The total value of such security as of October 31, 2014 was $2,157 and represented 0.1% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$2,051,135	$—	$2,157	$2,053,292
Master Limited Partnerships	98,673	—	—	98,673
Time Deposit	—	3,483	—	3,483
Total Investments in Securities	$2,149,808	$3,483	$2,157	$2,155,448

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	October 31, 2014

Global X SuperIncome™ Preferred ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in the Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.9%
UNITED STATES— 99.9%
Basic Materials — 8.1%
ArcelorMittal, 6.000%	404,281	$8,287,761
Cliffs Natural Resources, Ser A, 7.000% (A)	218,991	2,299,405
NuStar Logistics, 7.625%(B)	98,850	2,633,364
		13,220,530
Consumer Goods — 3.5%
CHS, Ser 2, 7.100%(B)	100,285	2,693,655
CHS, Ser 3, 6.750%(B)	117,621	2,961,697
		5,655,352
Financials — 72.3%
Aegon, 8.000%	127,180	3,620,815
Ally Financial, Ser A, 8.500%(B)	83,894	2,221,513
Aviva, 8.250%	96,992	2,717,716
Barclays Bank, Ser 3, 7.100%	83,494	2,135,777
Barclays Bank, Ser 4, 7.750%	69,817	1,792,202
Barclays Bank, Ser 5, 8.125%	161,772	4,175,335
Capital One Financial, Ser C, 6.250%	118,987	2,896,144
Citigroup, Ser J, 7.125%(B)	77,784	2,104,835
Citigroup, Ser L, 6.875%(A)	39,302	1,002,594
Citigroup Capital XIII, 7.875%(B)	186,048	4,952,598
Deutsche Bank Contingent Capital Trust III, 7.600%	171,943	4,712,957
Deutsche Bank Contingent Capital Trust V, 8.050%(A)	120,410	3,391,950
First Niagara Financial Group, Ser B, 8.625%(B)	84,880	2,368,152
GMAC Capital Trust I, Ser 2, 8.125%(B)	219,060	5,855,474
Hartford Financial Services Group, 7.875%(B)	145,013	4,390,994
HSBC Holdings, 8.125%	112,870	2,966,224
HSBC Holdings, Ser 2, 8.000%(A)	195,049	5,227,313
ING Groep, 7.375%	183,633	4,682,641
ING Groep, 7.200%	132,736	3,398,041
JPMorgan Chase, Ser T, 6.700%	118,629	3,052,324
JPMorgan Chase Capital XXIX, Ser CC, 6.700%	194,444	5,001,100
KKR Financial Holdings, Ser A, 7.375%	89,617	2,330,042

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	October 31, 2014

Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Lloyds Banking Group, 7.750%	208,960	$5,483,110
Merrill Lynch Capital Trust III, 7.375%(A)	100,696	2,594,936
Merrill Lynch Preferred Capital Trust III, 7.000%	100,528	2,576,533
Merrill Lynch Preferred Capital Trust V, Ser F, 7.280%	113,954	2,933,176
Morgan Stanley, Ser E, 7.125%(B)	120,536	3,285,811
Morgan Stanley, Ser F, 6.875%(B)	118,573	3,144,556
Morgan Stanley, Ser G, 6.625%	69,412	1,768,618
PartnerRe, Ser E, 7.250%	89,846	2,459,983
Raymond James Financial, 6.900%	82,345	2,223,315
Royal Bank of Scotland Group, Ser Q, 6.750%	67,730	1,702,732
Royal Bank of Scotland Group, Ser S, 6.600%	86,526	2,147,575
Royal Bank of Scotland Group, Ser T, 7.250%	168,447	4,270,132
Wells Fargo, Ser J, 8.000%	279,621	8,212,469
		117,799,687
Real Estate Investment Trusts — 10.9%
American Realty Capital Properties, Ser F, 6.700%	261,928	5,767,654
Annaly Capital Management, Ser D, 7.500%	110,715	2,719,160
Digital Realty Trust, Ser E, 7.375%	86,570	2,312,285
Equity Commonwealth, Ser E, 7.250%	66,549	1,687,683
Hatteras Financial, Ser A, 7.625%	69,376	1,619,236
NorthStar Realty Finance, Ser B, 8.250%(A)	84,771	2,125,209
NorthStar Realty Finance, Ser E, 8.750%	60,218	1,536,161
		17,767,388
Telecommunications — 5.1%
Qwest, 7.500%	102,408	2,734,293
Qwest, Ser 51, 7.375%	118,149	3,116,771
Qwest, Ser 52, 7.000%(A)	94,014	2,411,459
		8,262,523
TOTAL PREFERRED STOCK
(Cost $163,099,649)		162,705,480

REPURCHASE AGREEMENT — 3.3%
Deutsche Bank
0.100%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price
$5,416,045 (collateralized by U.S. Treasury Notes, par value $5,660,803,
1.125%, 12/31/19 with a total market value of $5,502,035)(C)
(Cost $5,416,000)	$5,416,000	5,416,000

TOTAL INVESTMENTS — 103.2%
(Cost $168,515,649)		$168,121,480

Percentages are based on Net Assets of $162,874,705.

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	October 31, 2014

Global X SuperIncome™ Preferred ETF

(A)	This security or a partial position of this security is on loan at October 31, 2014. The total value of securities on loan at October 31, 2014 was $5,261,009.
(B)	Floating rate security - Rate disclosed is the rate in effect on October 31, 2014.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2014 was $5,416,000.

Ser — Series

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$162,705,480	$—	$—	$162,705,480
Repurchase Agreement	—	5,416,000	—	5,416,000
Total Investments in Securities	$162,705,480	$5,416,000	$—	$168,121,480

For the period ended October 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2014, there were no Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

50

Statements of Assets and Liabilities

October 31, 2014

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF		Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF
Assets:
Cost of Investments	$1,002,354,223	$264,677,987		$137,268,577	$2,495,000
Cost of Repurchase Agreements	84,646,388	31,745,100		21,498,082	—
Cost of Foreign Currency	70,777	—		65,063	—
Investments, at Value	$1,034,595,492 *	$275,759,105	*	$126,462,219 *	$2,549,463
Repurchase Agreement, at Value	84,646,388	31,745,100		21,498,082	—
Foreign Currency, at Value	70,796	—		65,063	—
Receivable for Capital Shares Sold	7,256,914	29,528,047		—	—
Dividend and Interest Receivable	3,206,575	983,017		90,465	—
Reclaim Receivable	197,019	4,526		4,966	—
Unrealized Appreciation on Spot Contracts	719	—		—	—
Receivable for Investment Securities Sold	—	—		8,119,519	—
Total Assets	1,129,973,903	338,019,795		156,240,314	2,549,463
Liabilities:
Obligation to Return Securities Lending Collateral	84,646,388	31,745,100		21,498,082	—
Payable for Investment Securities Purchased	7,246,199	29,475,012		8,254,677	—
Payable due to Investment Adviser	505,269	85,049		69,740	380
Total Liabilities	92,397,856	61,305,161		29,822,499	380
Net Assets	$1,037,576,047	$276,714,634		$126,417,815	$2,549,083
Net Assets Consist of:
Paid-in Capital	$1,007,787,535	$265,559,843		$144,761,732	$2,495,000
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss)	(2,625,792)	—		(3,828)	(380)
Accumulated Net Realized Gain (Loss) on Investments	199,425	73,673		(7,532,850)	—
Net Unrealized Appreciation (Depreciation) on Investments	32,241,269	11,081,118		(10,806,358)	54,463
Net Unrealized Depreciation on Foreign Currency Translations	(26,390)	—		(881)	—
Net Assets	$1,037,576,047	$276,714,634		$126,417,815	$2,549,083
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	42,800,000	9,350,000		6,550,000	100,000

Net Asset Value, Offering and Redemption Price Per Share	$24.24	$29.60		$19.30	$25.49
*Includes Market Value of Securities on Loan	$81,446,443	$31,033,584		$21,082,613	$—

The accompanying notes are an integral part of the financial statements.

51

Statements of Assets and Liabilities

October 31, 2014

	Global X | JPMorgan US Sector Rotator Index ETF	Global X Permanent ETF	Global X Guru™ Index ETF		Global X Guru™ International Index ETF
Assets:
Cost of Investments	$2,506,204	$9,164,078	$418,283,872		$2,315,798
Cost of Repurchase Agreements	—	—	12,404,072		—
Investments, at Value	$2,541,456	$8,404,665	$436,717,182	*	$2,344,465
Repurchase Agreement, at Value	—	—	12,404,072		—
Receivable for Investment Securities Sold	1,609,676	—	2,632,074		—
Dividend and Interest Receivable	—	37,745	146,998		699
Reclaim Receivable	—	—	—		333
Total Assets	4,151,132	8,442,410	451,900,326		2,345,497
Liabilities:
Payable for Investment Securities Purchased	1,609,434	—	—		—
Payable due to Investment Adviser	381	3,450	280,182		—
Obligation to Return Securities Lending Collateral	—	—	12,404,072		—
Payable for Capital Shares Redeemed	—	—	2,630,036		—
Cash Overdraft	—	—	—		653
Payable due to Administrator	—	—	—		1,431
Total Liabilities	1,609,815	3,450	15,314,290		2,084
Net Assets	$2,541,317	$8,438,960	$436,586,036		$2,343,413
Net Assets Consist of:
Paid-in Capital	$2,503,000	$9,522,178	$421,929,303		$2,334,438
Undistributed Net Investment Income	—	90,545	3,815,497		10,465
Accumulated Net Realized Gain (Loss) on Investments	3,065	(414,350)	(7,592,074)		(30,157)
Net Unrealized Appreciation (Depreciation) on Investments	35,252	(759,413)	18,433,310		28,667
Net Assets	$2,541,317	$8,438,960	$436,586,036		$2,343,413
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	350,000	16,600,000		150,000

Net Asset Value, Offering and Redemption Price Per Share	$25.41	$24.11	$26.30		$15.62
*Includes Market Value of Securities on Loan	$—	$—	$11,827,315		$—

The accompanying notes are an integral part of the financial statements.

52

Statements of Assets and Liabilities

October 31, 2014

	Global X Guru™ Small Cap Index ETF	Global X SuperIncome™ Preferred ETF
Assets:
Cost of Investments	$2,237,514	$163,099,649
Cost of Repurchase Agreement	—	5,416,000
Investments, at Value	$2,155,448	$162,705,480 *
Repurchase Agreement, at Value	—	5,416,000
Dividend and Interest Receivable	407	346,102
Reclaim Receivable	36	—
Receivable for Capital Shares Sold	—	3,026,810
Total Assets	2,155,891	171,494,392
Liabilities:
Payable due to Administrator	1,292	—
Payable for Investment Securities Purchased	—	3,040,923
Obligation to Return Securities Lending Collateral	—	5,416,000
Payable due to Investment Adviser	—	75,750
Cash Overdraft	—	87,014
Total Liabilities	1,292	8,619,687
Net Assets	$2,154,599	$162,874,705
Net Assets Consist of:
Paid-in Capital	$2,251,332	$165,321,362
Undistributed Net Investment Income	—	314,426
Accumulated Net Realized Loss on Investments	(14,667)	(2,366,914)
Net Unrealized Depreciation on Investments	(82,066)	(394,169)
Net Assets	$2,154,599	$162,874,705
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	150,000	11,050,000

Net Asset Value, Offering and Redemption Price Per Share	$14.36	$14.74
*Includes Market Value of Securities on Loan	$—	$5,261,009

The accompanying notes are an integral part of the financial statements.

53

Statements of Operations

For the year or period ended October 31, 2014

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF		Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF(2)	Global X | JPMorgan US Sector Rotator Index ETF(2)
Investment Income:
Dividend Income	$61,826,334	$7,292,826		$490,337	$—	$—
Interest Income	10,100	93		3,395	—	—
Security Lending Income	778,090	91,329		413,899	—	—
Less: Foreign Taxes Withheld	(3,186,336)	(6,790)		(48,811)	—	—
Total Investment Income	59,428,188	7,377,458		858,820	—	—
Supervision and Administration Fees(1)	5,477,435	490,484		871,531	380	381
Total Expenses	5,477,435	490,484		871,531	380	381
Net Investment Income (Loss)	53,950,753	6,886,974		(12,711)	(380)	(381)
Net Realized Gain (Loss) on:
Investments	29,121,545 (3)	2,818,231	(3)	8,222,966 (3)	—	3,446
Foreign Currency Transactions	(365,825)	—		8,882	—	—
Net Realized Gain on Investments and Foreign Currency Transactions	28,755,720	2,818,231		8,231,848	—	3,446
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(20,352,466)	9,558,716		(13,398,705)	54,463	35,252
Foreign Currency Translations	(37,530)	—		109	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(20,389,996)	9,558,716		(13,398,596)	54,463	35,252
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	8,365,724	12,376,947		(5,166,748)	54,463	38,698
Net Increase (Decrease) in Net Assets Resulting from Operations	$62,316,477	$19,263,921		$(5,179,459)	$54,083	$38,317

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	The Fund commenced operations October 22, 2014.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

54

Statements of Operations

For the year or period ended October 31, 2014

	Global X Permanent ETF		Global X Guru™ Index ETF	Global X Guru™ International Index ETF(2)	Global X Guru™ Small Cap Index ETF(2)	Global X SuperIncome™ Preferred ETF
Investment Income:
Dividend Income	$74,046		$6,978,810	$21,452	$11,076	$7,433,263
Interest Income	104,375		207	—	1	141
Security Lending Income	—		723,990	—	—	47,287
Less: Foreign Taxes Withheld	(621)		(35,278)	(2,171)	(43)	—
Total Investment Income	177,800		7,667,729	19,281	11,034	7,480,691
Supervision and Administration Fees(1)	56,789		3,525,454	8,816	10,274	589,602
Total Expenses	56,789		3,525,454	8,816	10,274	589,602
Net Investment Income	121,011		4,142,275	10,465	760	6,891,089
Net Realized Gain (Loss) on:
Investments	(70,128	)(3)	30,193,967 (3)	36,258	(17,095)	(483,511	)(3)
Foreign Currency Transactions	118		—	—	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(70,010)		30,193,967	36,258	(17,095)	(483,511)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	196,407		(2,560,775)	28,667	(82,066)	(826,411)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	196,407		(2,560,775)	28,667	(82,066)	(826,411)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	126,397		27,633,192	64,925	(99,161)	(1,309,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	$247,408		$31,775,467	$75,390	$(98,401)	$5,581,167

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	The Fund commenced operations March 10, 2014.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

55

Statements of Changes in Net Assets

	Global X SuperDividend® ETF			Global X SuperDividend® U.S. ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013		Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Operations:
Net Investment Income	$53,950,753	$29,155,457		$6,886,974	$1,450,539
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	28,755,720 (2)	(14,284,101	)(2)	2,818,231 (2)	(979,751)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(20,389,996)	52,400,521		9,558,716	1,522,402
Net Increase in Net Assets Resulting from Operations	62,316,477	67,271,877		19,263,921	1,993,190
Dividends and Distributions from:
Net Investment Income	(55,528,000)	(35,106,732)		(5,177,061)	(1,333,281)
Return of Capital	—	—		(617,714)	(145,569)
Total Dividends and Distributions	(55,528,000)	(35,106,732)		(5,794,775)	(1,478,850)
Capital Share Transactions:
Issued	304,468,290	586,001,500		227,401,148	51,365,000
Redeemed	(48,918,715)	(5,757,000)		(16,035,000)	—
Increase in Net Assets from Capital Share Transactions	255,549,575	580,244,500		211,366,148	51,365,000
Total Increase in Net Assets	262,338,052	612,409,645		224,835,294	51,879,340
Net Assets:
Beginning of Year/Period	775,237,995	162,828,350		51,879,340	—
End of Year/Period	$1,037,576,047	$775,237,995		$276,714,634	$51,879,340
Undistributed (Distributions in Excess of) Net Investment Income	$(2,625,792)	$(4,150,471)		$—	$(148,344)
Share Transactions:
Issued	12,250,000	25,450,000		7,950,000	2,000,000
Redeemed	(2,100,000)	(250,000)		(600,000)	—
Net Increase in Shares Outstanding from Share Transactions	10,150,000	25,200,000		7,350,000	2,000,000

(1) The Fund commenced operations on March 11, 2013.

(2) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

56

Statements of Changes in Net Assets

	Global X Social Media Index ETF			Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF
	Year Ended October 31, 2014	Year Ended October 31, 2013		Period Ended October 31, 2014(1)	Period Ended October 31, 2014(1)
Operations:
Net Investment Loss	$(12,711)	$(1,263)		$(380)	$(381)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	8,231,848 (2)	(263,977	)(2)	—	3,446
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(13,398,596)	4,168,340		54,463	35,252
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,179,459)	3,903,100		54,083	38,317
Dividends and Distributions from:
Net Investment Income	(1,764)	(98,361)		—	—
Total Dividends and Distributions	(1,764)	(98,361)		—	—
Capital Share Transactions:
Issued	104,020,692	84,127,501		2,495,000	2,503,000
Redeemed	(68,369,208)	(5,456,000)		—	—
Increase in Net Assets from Capital Share Transactions	35,651,484	78,671,501		2,495,000	2,503,000
Total Increase in Net Assets	30,470,261	82,476,240		2,549,083	2,541,317
Net Assets:
Beginning of Year/Period	95,947,554	13,471,314		—	—
End of Year/Period	$126,417,815	$95,947,554		$2,549,083	$2,541,317
Distributions in Excess of Net Investment Income/Accumulated Net Investment Loss	$(3,828)	$(1,350)		$(380)	$—
Share Transactions:
Issued	5,100,000	4,300,000		100,000	100,000
Redeemed	(3,500,000)	(400,000)		—	—
Net Increase in Shares Outstanding from Share Transactions	1,600,000	3,900,000		100,000	100,000

(1)	The Fund commenced operations on October 22, 2014.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

57

Statements of Changes in Net Assets

	Global X Permanent ETF
	Year Ended October 31, 2014	Period Ended October 31, 2013(1)	Year Ended June 30, 2013
Operations:
Net Investment Income	$121,011	$43,524	$165,982
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(70,010)	19,164	54,577
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	196,407	528,051	(1,434,759)
Net Increase (Decrease) in Net Assets Resulting from Operations	247,408	590,739	(1,214,200)
Dividends and Distributions from:
Net Investment Income	(217,743)	—	(114,515)
Net Realized Gains	(47,656)	—	—
Total Dividends and Distributions	(265,399)	—	(114,515)
Capital Share Transactions:
Issued	1,157,000	—	17,655,500
Redeemed	(7,176,640)	(1,162,000)	(16,138,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,019,640)	(1,162,000)	1,517,500
Total Increase (Decrease) in Net Assets	(6,037,631)	(571,261)	188,785
Net Assets:
Beginning of Year/Period	14,476,591	15,047,852	14,859,067
End of Year/Period	$8,438,960	$14,476,591	$15,047,852
Undistributed Net Investment Income	$90,545	$151,779	$62,178
Share Transactions:
Issued	50,000	—	700,000
Redeemed	(300,000)	(50,000)	(650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)	(50,000)	50,000

(1)	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF changed its fiscal year end to October 31 (See Note 1 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

58

Statements of Changes in Net Assets

	Global X Guru™ Index ETF
	Year Ended October 31, 2014	Period Ended October 31, 2013(1)	Year Ended June 30, 2013
Operations:
Net Investment Income	$4,142,275	$45,129	$90,358
Net Realized Gain on Investments and Foreign Currency Transactions	30,193,967 (2)	80,579	1,013,460 (2)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,560,775)	19,607,750	1,093,978
Net Increase in Net Assets Resulting from Operations	31,775,467	19,733,458	2,197,796
Dividends and Distributions from:
Net Investment Income	(424,262)	—	(20,046)
Net Realized Gains	(50,655)	—	(77,984)
Total Dividends and Distributions	(474,917)	—	(98,030)
Capital Share Transactions:
Issued	568,526,986	168,586,499	59,344,500
Redeemed	(404,301,007)	—	(14,244,000)
Increase in Net Assets from Capital Share Transactions	164,225,979	168,586,499	45,100,500
Total Increase in Net Assets	195,526,529	188,319,957	47,200,266
Net Assets:
Beginning of Year/Period	241,059,507	52,739,550	5,539,284
End of Year/Period	$436,586,036	$241,059,507	$52,739,550
Undistributed Net Investment Income	$3,815,497	$10,057	$10,056
Share Transactions:
Issued	22,750,000	7,500,000	2,950,000
Redeemed	(16,200,000)	—	(750,000)
Net Increase in Shares Outstanding from Share Transactions	6,550,000	7,500,000	2,200,000

(1)	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Guru™ Index ETF changed its fiscal year end to October 31 (See Note 1 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

59

Statements of Changes in Net Assets

	Global X Guru™ International Index ETF	Global X Guru™ Small Cap Index ETF
	Period Ended October 31, 2014(1)	Period Ended October 31, 2014(1)
Operations:
Net Investment Income	$10,465	$760
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	36,258	(17,095)
Net Change in Unrealized Appreciation (Depreciation) on Investments	28,667	(82,066)
Net Increase (Decrease) in Net Assets Resulting from Operations	75,390	(98,401)
Capital Share Transactions:
Issued	3,080,523	2,253,000
Redeemed	(812,500)	—
Increase in Net Assets from Capital Share Transactions	2,268,023	2,253,000
Total Increase in Net Assets	2,343,413	2,154,599
Net Assets:
Beginning of Period	—	—
End of Period	$2,343,413	$2,154,599
Undistributed Net Investment Income	$10,465	$—
Share Transactions:
Issued	200,000	150,000
Redeemed	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	150,000	150,000

(1)	The Fund commenced operations on March 10, 2014.

The accompanying notes are an integral part of the financial statements.

60

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF
	Year Ended October 31, 2014		Period Ended October 31, 2013(1)	Period Ended June 30, 2013(2)
Operations:
Net Investment Income	$6,891,089		$1,017,923	$999,901
Net Realized Loss on Investments and Foreign Currency Transactions	(483,511	)(3)	(823,814)	(173,657	)(3)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(826,411)		1,490,613	(1,058,371)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,581,167		1,684,722	(232,127)
Dividends and Distributions from:
Net Investment Income	(6,808,392)		(978,675)	(796,414)
Net Realized Gains	—		—	(6,583)
Total Dividends and Distributions	(6,808,392)		(978,675)	(802,997)
Capital Share Transactions:
Issued	117,538,007		24,089,500	37,687,000
Redeemed	(13,401,000)		—	(1,482,500)
Increase in Net Assets from Capital Share Transactions	104,137,007		24,089,500	36,204,500
Total Increase in Net Assets	102,909,782		24,795,547	35,169,376
Net Assets:
Beginning of Year/Period	59,964,923		35,169,376	—
End of Year/Period	$162,874,705		$59,964,923	$35,169,376
Undistributed Net Investment Income	$314,426		$228,167	$188,919
Share Transactions:
Issued	7,900,000		1,650,000	2,500,000
Redeemed	(900,000)		—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	7,000,000		1,650,000	2,400,000

(1)	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X SuperIncome™ Preferred ETF changed its fiscal year end to October 31 (See Note 1 in Notes to Financial Statements.)
(2)	The Fund commenced operations on July 16, 2012.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

61

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X SuperDividend® ETF
2014	23.74	1.40	0.56	1.96	(1.46)	—	—	(1.46)	24.24	8.41	1,037,576	0.58		5.71		33.63
2013	21.86	1.34	2.27	3.61	(1.73)	—	—	(1.73)	23.74	17.34	775,238	0.58		5.93		43.64
2012	21.76	1.62	0.09	1.71	(1.61)	—	—	(1.61)	21.86	8.34	162,828	0.58		7.53		34.03
2011(1)	24.70	0.64	(3.02)	(2.38)	(0.56)	—	—	(0.56)	21.76	(9.56)	29,372	0.58	†	7.22	†	4.58
Global X SuperDividend® U.S. ETF
2014	25.94	1.78	3.45	5.23	(1.41)	—	(0.16)	(1.57)	29.60	20.80	276,715	0.45		6.32		40.04
2013(2)	25.15	0.98	0.82	1.80	(0.91)	—	(0.10)	(1.01)	25.94	7.32	51,879	0.45	†	6.02	†	20.36
Global X Social Media Index ETF
2014	19.38	—	(0.08)	(0.08)	—	—	—	—	19.30	(0.41)	126,418	0.65		(0.01)		26.52
2013	12.83	—	6.66	6.66	(0.11)	—	—	(0.11)	19.38	52.34	95,948	0.65		(0.01)		55.96
2012(3)	14.93	0.12	(2.22)	(2.10)	—	—	—	—	12.83	(14.07)	13,471	0.65	†	0.88	†	91.78
Global X | JPMorgan Efficiente Index ETF
2014(4)	24.95	—	0.54	0.54	—	—	—	—	25.49	2.16	2,549	0.69	†	(0.69	)†	—
Global X | JPMorgan US Sector Rotator Index ETF
2014(4)	25.03	—	0.38	0.38	—	—	—	—	25.41	1.52	2,541	0.69	†	(0.69	)†	63.35
Global X Permanent ETF
2014	24.13	0.24	0.18	0.42	(0.36)	(0.08)	—	(0.44)	24.11	1.84	8,439	0.48		1.02		24.63
2013^	23.15	0.07	0.91	0.98	—	—	—	—	24.13	4.23	14,477	0.48	†	0.90	†	3.08
2013	24.77	0.25	(1.66)	(1.41)	(0.21)	—	—	(0.21)	23.15	(5.77)	15,048	0.48		0.98		44.44
2012(5)	25.04	0.09	(0.36)	(0.27)	—	—	—	—	24.77	(1.08)	14,859	0.48	†	0.92	†	14.89
Global X Guru™ Index ETF
2014	23.99	0.22	2.12	2.34	(0.03)	—	—	(0.03)	26.30	9.76	436,586	0.75		0.88		128.37
2013^	20.68	0.01	3.30	3.31	—	—	—	—	23.99	16.01	241,060	0.75	†	0.10	†	24.89
2013	15.83	0.17	5.66	5.83	(0.20)	(0.78)	—	(0.98)	20.68	38.08	52,740	0.75		0.85		77.25
2012(6)	14.96	0.02	0.85	0.87	—	—	—	—	15.83	5.82	5,539	0.75	†	1.90	†	1.90
Global X Guru™ International Index ETF
2014(7)	14.83	0.09	0.70	0.79	—	—	—	—	15.62	5.33	2,343	0.75	†	0.89	†	62.71
Global X Guru™ Small Cap Index ETF
2014(7)	15.01	0.01	(0.66)	(0.65)	—	—	—	—	14.36	(4.33)	2,155	0.75	†	0.06	†	78.42
Global X SuperIncome™ Preferred ETF
2014	14.81	1.01	(0.02)	0.99	(1.06)	—	—	(1.06)	14.74	6.89	162,875	0.58		6.78		85.07
2013^	14.65	0.31	0.18	0.49	(0.33)	—	—	(0.33)	14.81	3.38	59,965	0.58	†	6.34	†	61.86
2013(8)	15.02	1.13	(0.47)	0.66	(1.02)	(0.01)	—	(1.03)	14.65	4.46	35,169	0.58	†	7.84	†	91.98

(1)	The Fund commenced operations on June 8, 2011.
(2)	The Fund commenced operations on March 11, 2013.
(3)	The Fund commenced operations on November 14, 2011.
(4)	The Fund commenced operations on October 22, 2014.
(5)	The Fund commenced operations on February 7, 2012.
(6)	The Fund commenced operations on June 4, 2012.
(7)	The Fund commenced operations on March 10, 2014.
(8)	The Fund commenced operations on July 16, 2012.
^	For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru™ Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

62

Notes to Financial Statements

October 31, 2014

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2014, the Trust had eighty-eight portfolios, forty of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X Social Media Index ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JPMorgan US Sector Rotator Index ETF, Global X Permanent ETF, Global X Guru™ Index ETF, Global X Guru™ International Index ETF, Global X Guru™ Small Cap Index ETF and Global X SuperIncome™ Preferred ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

Effective July 1, 2013, the Global X Permanent ETF, Global X Guru™ Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31. Their previous fiscal year end was June 30.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – Certain funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units

63

Notes to Financial Statements (continued)

October 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

MASTER LIMITED PARTNERSHIPS (“MLPs”) (concluded)

do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or, trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”)

64

Notes to Financial Statements (continued)

October 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2014, there was $2,157 of fair valued securities in the Global X Guru™ Small Cap Index Fund. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, and fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended October 31, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

65

Notes to Financial Statements (continued)

October 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REPURCHASE AGREEMENTS (concluded)

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At October 31, 2014, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received	Received	Net Amount(1)
Global X SuperDividend® ETF
Barclays	$83,000,000	$83,000,000	$-	$-
Deutsche Bank	1,646,388	1,646,388	-	-
Global X SuperDividend® U.S. ETF
Barclays	29,000,000	29,000,000	-	-
Deutsche Bank	2,745,100	2,745,100	-	-
Global X Social Media Index ETF
Barclays	20,000,000	20,000,000	-	-
Deutsche Bank	1,498,082	1,498,082	-	-
Global X Guru™ Index ETF
Barclays	11,000,000	11,000,000	-	-
Deutsche Bank	1,404,072	1,404,072	-	-
Global X SuperIncome™ Preferred ETF
Deutsche Bank	5,416,000	5,416,000	-	-

(1)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

66

Notes to Financial Statements (continued)

October 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES (concluded)

As of and during the year or period ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from real estate investment trust (“REIT”) investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

67

Notes to Financial Statements (continued)

October 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CREATION UNITS (concluded)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

		Creation	Value at October
	Creation Unit Shares	Fee	31, 2014	Redemption Fee
Global X SuperDividend® ETF	50,000	$3,800	$1,212,000	$3,800
Global X SuperDividend® U.S. ETF	50,000	750	1,480,000	750
Global X Social Media Index ETF	50,000	1,000	965,000	1,000
Global X | JPMorgan Efficiente Index ETF	50,000	500	1,274,500	500
Global X | JPMorgan US Sector Rotator Index ETF	50,000	500	1,270,500	500
Global X Permanent ETF	50,000	1,000	1,205,500	1,000
Global X GuruTM Index ETF	50,000	750	1,315,000	750
Global X GuruTM International Index ETF	50,000	750	781,000	750
Global X GuruTM Small Cap Index ETF	50,000	750	718,000	750
Global X SuperIncomeTM Preferred ETF	50,000	500	737,000	500

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

68

Notes to Financial Statements (continued)

October 31, 2014

3. RELATED PARTY TRANSACTIONS (concluded)

Supervision and
Administration Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X Social Media Index ETF	0.65%
Global X | JPMorgan Efficiente Index ETF	0.69%
Global X | JPMorgan US Sector Rotator Index ETF	0.69%
Global X Permanent ETF	0.48%
Global X GuruTM Index ETF	0.75%
Global X GuruTM International Index ETF	0.75%
Global X GuruTM Small Cap Index ETF	0.75%
Global X SuperIncomeTM Preferred ETF	0.58%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

Brown Brothers Harriman & Co. (“BBH”), located at 40 Water Street, Boston, MA 02109, serves as Custodian of Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

69

Notes to Financial Statements (continued)

October 31, 2014

4. INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2014, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X SuperDividend® ETF	$321,260,539	$316,432,335
Global X SuperDividend® U.S. ETF	46,494,656	47,037,018
Global X Social Media Index ETF	35,337,434	35,175,215
Global X | JPMorgan Efficiente Index ETF	-	-
Global X | JPMorgan US Sector Rotator Index ETF	1,609,434	1,609,677
Global X Permanent ETF	238,825	580,803
Global X GuruTM Index ETF	594,442,041	591,836,289
Global X GuruTM International Index ETF	1,153,296	1,219,327
Global X GuruTM Small Cap Index ETF	1,709,830	1,711,792
Global X SuperIncomeTM Preferred ETF	87,263,856	86,888,203

For the year ended October 31, 2014, the purchases and sales of long-term U.S. Government securities were:

		Sales and
	Purchases	Maturities
Global X Permanent ETF	$2,559,031	$4,492,575

For the year or periods ended October 31, 2014 in-kind transactions associated with creations and redemptions were:

		Sales and
	Purchases	Maturities	Realized Gain
Global X SuperDividend® ETF	$291,318,883	$46,485,624	$6,877,254
Global X SuperDividend® U.S. ETF	226,952,335	15,011,076	3,725,106
Global X Social Media Index ETF	102,815,373	67,464,717	13,728,822
Global X | JPMorgan Efficiente Index ETF	2,494,440	-	-
Global X | JPMorgan US Sector Rotator Index ETF	2,502,135	-	-
Global X Permanent ETF	602,819	4,899,378	47,979
Global X GuruTM Index ETF	568,383,721	403,551,463	37,571,401
Global X GuruTM International Index ETF	3,080,436	734,683	66,415
Global X GuruTM Small Cap Index ETF	2,253,119	-	-
Global X SuperIncomeTM Preferred ETF	117,436,325	13,616,202	873,051

For the year or periods ended June 30, 2013 in-kind transactions associated with creations and redemptions were:

		Sales and
	Purchases	Maturities	Realized Gain
Global X Permanent ETF	$11,729,628	$10,171,012	$186,744
Global X GuruTM Index ETF	59,260,722	12,391,609	1,219,288
Global X SuperIncomeTM Preferred ETF	37,655,138	1,438,509	3,348

70

Notes to Financial Statements (continued)

October 31, 2014

4. INVESTMENT TRANSACTIONS (concluded)

For the year or periods ended October 31, 2013, in-kind transactions associated with creations and redemptions were:

	Purchases	Maturities	Gain/(Loss)
Global X SuperDividend® ETF	$559,947,524	$5,170,131	$751,728
Global X SuperDividend® U.S. ETF	51,281,379	-	-
Global X Social Media Index ETF	83,598,308	5,418,926	546,004
Global X Permanent ETF	-	592,624	16,079
Global X GuruTM Index ETF	168,558,609	-	-
Global X SuperIncomeTM Preferred ETF	24,107,356	-	-

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency, redemptions in-kind, REIT adjustments, MLP dividends, return of capital distribution and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2014:

Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Global X SuperDividend® ETF	$5,896,042	$3,101,926	$(8,997,968)
Global X SuperDividend® U.S. ETF	2,974,264	(943,855)	(2,030,409)
Global X Social Media Index ETF	13,423,174	11,997	(13,435,171)
Global X | JPMorgan US Sector Rotator Index ETF	–	381	(381)
Global X Permanent ETF	5,683	35,498	(41,181)
Global X Guru™ Index ETF	37,532,343	87,427	(37,619,770)
Global X Guru™ International Index ETF	66,415	–	(66,415)
Global X Guru™ Small Cap Index ETF	(1,668)	(760)	2,428
Global X SuperIncome™ Preferred ETF	871,257	3,562	(874,819)

These reclassifications have no impact on net assets or net asset value per share.

71

Notes to Financial Statements (continued)

October 31, 2014

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2014 and October 31, 2013 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X SuperDividend® ETF
2014	$55,528,000	$–	$–	$55,528,000
2013	35,106,732	–	–	35,106,732
Global X SuperDividend® U.S. ETF
2014	$5,177,061	$–	$617,714	$5,794,775
2013	1,333,281	–	145,569	1,478,850
Global X Social Media Index ETF
2014	$1,764	$–	$–	$1,764
2013	98,361	–	–	98,361
Global X Permanent ETF
2014	$217,578	$47,821	$–	$265,399
2013*	–	–	–	–
2013**	114,515	–	–	114,515
Global X Guru™ Index ETF
2014	$424,270	$50,647	$–	$474,917
2013*	–	–	–	–
2013**	98,030	–	–	98,030
Global X SuperIncome™ Preferred Index ETF
2014	$6,808,392	$–	$–	$6,808,392
2013*	978,675	–	–	978,675
2013**	802,997	–	–	802,997

*For the period from July 1, 2013 to October 31, 2013

**For the year or period ended June 30, 2013

72

Notes to Financial Statements (continued)

October 31, 2014

5. TAX INFORMATION (continued)

As of October 31, 2014, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF
Undistributed Ordinary Income	$5,093,945	$–	$19,487	$–	$3,065
Undistributed Long-Term Capital Gain	1,980,361	–	–	–	–
Capital Loss Carryforwards	–	(1,452,981)	(4,661,406)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	22,714,204	12,607,769	(13,702,001)	54,463	35,252
Late Year Loss Deferral *	–	–	–	(380)	–
Other Temporary Differences	2	3	3	–	–
Total Distributable Earnings	$29,788,512	$11,154,791	$(18,343,917)	$54,083	$38,317

	Global X Funds
	Global X Permanent ETF	Global X Guru™ Index ETF	Global X Guru™ International Index ETF	Global X Guru™ Small Cap Index ETF	Global X SuperIncome™ Preferred ETF
Undistributed Ordinary Income	$90,544	$3,815,497	$10,466	$–	$539,784
Undistributed Long-Term Capital Gain	–	–	–	–	–
Capital Loss Carryforwards	(404,180)	(6,256,459)	(16,419)	(16,000)	(1,398,794)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(769,582)	17,097,695	14,929	(80,734)	(1,362,284)
Other Temporary Differences	–	–	(1)	1	(225,363)
Total Distributable Earnings	$(1,083,218)	$14,656,733	$8,975	$(96,733)	$(2,446,657)

*Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2014 through October 31, 2014.

73

Notes to Financial Statements (continued)

October 31, 2014

5. TAX INFORMATION (concluded)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend® U.S. ETF	$1,452,981	$-	$1,452,981
Global X Social Media Index ETF	4,444,314	217,092	4,661,406
Global X Permanent ETF	390,625	13,555	404,180
Global X GuruTM Index ETF	6,256,459	-	6,256,459
Global X GuruTM International Index ETF	16,419	-	16,419
Global X GuruTM Small Cap Index ETF	16,000	-	16,000
Global X SuperIncomeTM Preferred ETF	1,060,170	338,624	1,398,794

During the year ended October 31, 2014 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds
Global X SuperDividendTM ETF	$18,271,023

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2014 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® ETF	$1,096,501,286	$81,820,794	$(59,080,200)	$22,740,594
Global X SuperDividend® U.S. ETF	294,896,436	17,280,112	(4,672,343)	12,607,769
Global X Social Media Index ETF	161,661,421	13,098,487	(26,799,607)	(13,701,120)
Global X | JPMorgan Efficiente Index ETF	2,495,000	60,399	(5,936)	54,463
Global X | JPMorgan US Sector Rotator Index ETF	2,506,204	35,508	(256)	35,252
Global X Permanent ETF	9,174,247	391,871	(1,161,453)	(769,582)
Global X Guru™ Index ETF	432,023,559	34,950,942	(17,853,247)	17,097,695
Global X GuruTM International Index ETF	2,329,536	175,547	(160,618)	14,929
Global X GuruTM Small Cap Index ETF	2,236,182	142,758	(223,492)	(80,734)
Global X SuperIncome™ Preferred ETF	169,483,764	1,743,496	(3,105,780)	(1,362,284)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, MLP adjustments and wash sales.

74

Notes to Financial Statements (continued)

October 31, 2014

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information maybe publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the Underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indices).

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2014, the value of securities on

75

Notes to Financial Statements (continued)

October 31, 2014

7. LOANS OF PORTFOLIO SECURITIES (continued)

loan was $81,446,443, $31,033,584, $21,082,613, $11,827,315, and $5,261,009 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X Social Media Index ETF, Global X Guru™ Index ETF and Global SuperIncome™ Preferred ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $84,646,388, $31,745,100, $21,498,082, $12,404,072 and $5,416,000 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X Social Media Index ETF, Global X Guru™ Index ETF and Global X SuperIncome™ Preferred ETF, respectively.

At October 31, 2014, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X SuperDividend® ETF
ABN Amro Securities	$4,172,152	$4,325,056
Barclays	2,202,420	2,256,000
BMO Capital Markets	141,143	146,102
BNP Prime Brokerage	9,209,583	9,458,627
Citigroup	437,589	461,700
Credit Suisse	656,659	683,751
Goldman Sachs & Co.	25,628,869	26,353,448
JPMorgan	6,434,667	6,753,612
Merrill Lynch Pierce Fenner & Smith	3,770,252	3,956,400
Morgan Stanley	2,611,415	2,725,085
Nomura Securities	18,880,611	19,825,757
UBS Securities	7,301,083	7,700,850
Global X SuperDividend® U.S. ETF
Barclays	823,743	837,550
BMO Capital Markets	206,142	215,000
BNP Prime Brokerage	1,315,953	1,345,050
Citigroup	489,794	500,700
Credit Suisse	180,522	183,917
Deutsche Bank	5,236,940	5,377,900
Goldman Sachs & Co.	4,593,303	4,697,763
Jefferies & Co.	156,981	160,800
JPMorgan	8,306,996	8,451,600
Mizuho Securities	1,700,952	1,742,400
Merrill Lynch Pierce Fenner & Smith	1,661,984	1,737,250
Morgan Stanley	6,360,274	6,495,170

76

Notes to Financial Statements (concluded)

October 31, 2014

7. LOANS OF PORTFOLIO SECURITIES (concluded)

	Market Value	Cash Collateral
Global X Social Media Index ETF
Barclays	$3,590,400	$3,532,500
Citigroup	3,663,635	3,944,357
Credit Suisse	852,135	905,145
Deutsche Bank	2,408,344	2,383,062
JPMorgan	466,990	469,000
Morgan Stanley	5,767,833	6,002,291
Pershing	3,717,889	3,599,407
UBS Securities	615,387	662,320
Global X Guru™ Index ETF
JPMorgan	1,824,556	1,846,400
Mizuho Securities	4,059,000	4,180,000
Morgan Stanley	2,907,239	2,948,422
Pershing	2,158,520	2,548,000
UBS Securities	878,000	881,250
Global X SuperIncome™ Preferred ETF
Citigroup	2,409,246	2,469,600
Credit Suisse	525,000	525,000
JPMorgan	947,649	992,050
Merrill Lynch Pierce Fenner & Smith	1,379,114	1,429,350

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as the date the financial statements were issued, except as follows:

Subsequent to the October 31, 2014 fiscal year end, the following portfolio of the Trust commenced operations:

Fund Name	Commenced Operations
Global X GF China Bond ETF	November 18, 2014

77

Report Of Independent Registered Public Accounting Firm

OCTOBER 31, 2014

The Board of Trustees and Shareholders of Global X Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X | JPMorgan US Sector Rotator Index ETF, Global X | JPMorgan Efficiente Index ETF, Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X Social Media Index ETF, Global X Permanent ETF, Global X GuruTM Index ETF, Global X GuruTM International Index ETF, Global X GuruTM Small Cap Index ETF, and Global X SuperIncomeTM Preferred ETF (ten of the series constituting the Global X Funds) (the “Funds”) as of October 31, 2014, and the related statements of operations for the year or periods indicated therein, the statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above at October 31, 2014, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 29, 2014

78

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

79

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$999.00	0.58%	$2.92
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96
Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$1084.90	0.45%	$2.36
Hypothetical 5% Return	1,000.00	1,022.94	0.45	2.29
Global X Social Media Index ETF
Actual Fund Return	$1,000.00	$1,114.30	0.65%	$3.46
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X | JPMorgan Efficiente Index ETF
Actual Fund Return(2)	$1,000.00	$1,021.60	0.69%	$0.19
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X | JPMorgan US Sector Rotator Index ETF
Actual Fund Return(2)	$1,000.00	$1,015.20	0.69%	$0.19
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52
Global X Permanent ETF
Actual Fund Return	$1,000.00	$1,004.60	0.48%	$2.43
Hypothetical 5% Return	1,000.00	1,022.79	0.48	2.45
Global X Guru™ Index ETF
Actual Fund Return	$1,000.00	$1,077.00	0.75%	$3.93
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
Global X Guru™ International Index ETF
Actual Fund Return	$1,000.00	$1,066.20	0.75%	$3.91
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
Global X Guru™ Small Cap Index ETF
Actual Fund Return	$1,000.00	$1,000.70	0.75%	$3.78
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,012.40	0.58%	$2.94
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 10/365 (to reflect the period from inception to date.)

80

Approval Of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a quarterly Board meeting held on September 5, 2014, the Board of Trustees (including the Trust’s Independent Trustees voting separately) initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X | JP Morgan Efficiente Index ETF and the Global X | JP Morgan US Sector Rotator Index ETF (each a “New Fund”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf of each New Fund, and Global X Management. The Investment Advisory Agreements and Supervision and Administration Agreements for each New Fund are referred to herein as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors, including the factors discussed at greater detail below. After full consideration of the factors below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded that the New Fund Agreements were fair and reasonable and in the best interest of each New Fund. In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to each New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to each New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of each New Fund and the composition of each New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by each New Fund, (iv) select broker-dealers to execute portfolio transactions for each New Fund when necessary, (v) assist in the preparation and filing of reports and

81

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)(continued)

proxy statements (if any) to the shareholders of each New Fund and the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each New Fund by shareholders and new investors;

•	the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) that would be made available to each New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to each New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each New Fund.

 Performance

The Board determined that because each New Fund had not commenced operations, meaningful data relating to investment performance of each New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected cost to provide investment management, supervision and administrative and related services to each New Fund;
•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by each New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that each New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each New Fund); and
•	the expected profitability to Global X Management, if any, from all services to be provided to each New Fund and all aspects of the relationship between Global X Management and each New Fund.

Based on these considerations, the Board concluded that the proposed rate of the Management Fee paid by each Fund to Global X Management, in light of the nature and quality of the services provided, was reasonable and in the best interest of Fund shareholders.

82

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)(continued)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other registered funds, as well as the fees and expenses paid by another series of the Trust under the same unitary Management Fee structure;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for each New Fund) and the expected total expense ratios for each New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for each New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each New Fund and that the proposed Management Fee for each New Fund was set at a competitive fee to make each New Fund viable in the marketplace. The Board also took into consideration that each New Fund, unlike other series of the Trust, would invest substantially in other exchange-traded funds, and that the unitary fee for each New Fund is based on services provided that will be in addition to, rather than duplicative of, the services provided under the advisory contract(s) of any exchange-traded fund in which a New Fund may invest and

•	that Global X Management would be responsible for most ordinary expenses of each New Fund, including the costs of various third-party services required by each New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that it would be in the best interest of the New Funds and their shareholders to approve the New Fund Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to made in each New Fund in order to seek to assure that each New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

83

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)(continued)

Based on these considerations, the Board concluded that approval of the proposed unitary Management Fee for each New Fund was reasonable.

Other Benefits

In considering the New Fund Agreements, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with each New Fund.

84

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

85

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 623 Fifth Ave, 15th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	40[3]	None.
Scott R. Chichester[1] 623 Fifth Ave, 15th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, Sterling Seal & Supply Inc. (since 2011), Director, President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Chief Financial Officer, Ong Corporation (2002-2010) (technology company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	40[3]	Director of Bayview Acquisition Corp. (since 2010).
Kartik Kiran Shah 623 Fifth Ave, 15th floor New York, NY 10022 (1977)	Trustee (since 2008)	Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	40[3]	None.

86

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2014.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Trustee (since 2008), President, Chief Executive Officer (since 2008)	Chief Executive Officer, Global X Management Company (“GXMC”) (since 2008); Chief Compliance Officer, GXMC (2008-2013).	40[3]	None.
Jose C. Gonzalez 623 Fifth Ave, 15th floor New York, NY 10022 (1976)	Chief Operating Officer (since 2008); Chief Compliance Officer (2008-5/2014), Treasurer, Principal Accounting Officer and Chief Financial Officer (2008-9/2014)	Chief Operating Officer, Global X Management Company LLC (since 2008); Founder and President of GWM Group, Inc. (since 2006) (broker-dealer firm).	N/A	N/A
Thomas K. Lynch 623 Fifth Ave, 15th floor New York, NY 10022 (1956)	Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2014); Chief Compliance Officer (since 5/2014).	Chief Compliance Officer, GXMC (since 5/2014); Senior Compliance Officer, GXMC (2/2014 - 4/2014); Compliance, Financial and Operations Consultant (2013); Chief Compliance Officer, Van Eck Associates (12/ 2006 - 2/ 2013).	N/A	N/A
Daphne Tippens Chisolm 11524-C Providence Road, Suite 236 Charlotte, NC 28277 (1969)	Secretary (since 2012)	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014); Founder and President of Law Offices of DT Chisolm, P.C. (since 2009) (law firm); Counsel, Dechert (2007-2009) (law firm).	N/A	N/A
Dianne M. Descoteaux[4] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 2011)	Counsel, SEI Investments (since 2010); Associate, Morgan, Lewis & Bockius LLP (2006-2010).	N/A	N/A

87

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013)	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	N/A
Peter Rodriguez[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2011)	Fund Accounting Director, SEI Investments Global Funds Services (since 2011); Mutual Fund Trading Director, SEI Global Trust Company (2009-2011); Asset Data Services Director, SEI Global Wealth Services (2006-2009).	N/A

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2014, the Trust had eighty-eight investment portfolios, forty of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

88

NOTICE TO SHAREHOLDERS (unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2014, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X SuperDividend® ETF	0.00%	0.00%	100.00%	100.00%	0.00%	58.65%	0.00%	0.00%	0.00%	1.50%
Global X SuperDividend® U.S. ETF	10.66%	0.00%	89.34%	100.00%	83.68%	84.27%	0.00%	0.00%	0.00%	0.00%
Global X Social Media Index ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.06%	0.00%	0.00%	96.46%
Global X | JPMorgan Efficiente Index ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X | JPMorgan US Sector Rotator Index ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Permanent ETF	0.00%	18.02%	81.98%	100.00%	18.58%	26.29%	32.49%	45.30%	0.00%	0.00%
Global X Guru™ Index ETF	0.00%	10.66%	89.34%	100.00%	97.61%	95.64%	0.00%	0.00%	0.00%	0.00%
Global X Guru™ International Index ETF	0.00%	0.00%	100.00%	100.00%	22.37%	100.00%	0.00%	0.00%	0.00%	100.00%
Global X Guru™ Small Cap Index ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF	0.00%	0.00%	100.00%	100.00%	82.32%	80.45%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors..

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2014, the total amount of foreign source income and foreign tax credit are as follows:

	Foreign Source	Foreign Tax Credit Pass
Fund Name	Income	Through
Global X SuperDividend® ETF	$39,620,931	$842,752
Global X SuperDividend® U.S. ETF	-	-
Global X Social Media Index ETF	422,291	48,051
Global X | JPMorgan Efficiente Index ETF	-	-
Global X | JPMorgan US Sector Rotator Index ETF	-	-
Global X Permanent ETF	-	-
Global X GuruTM Index ETF	-	-
Global X GuruTM International Index ETF	22,016	2,142
Global X GuruTM Small Cap Index ETF	-	-
Global X SuperIncomeTM Preferred ETF	-	-

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV.

89

NOTES

NOTES

NOTES

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20007

Custodian:

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-003-0400

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP in 2014 and 2013 related to the registrant.

In 2014 and 2013, Ernst & Young, LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2014			2013
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$468,530	$0	$0	$361,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$127,725	$0	$0	$100,575	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Ernst & Young LLP in 2014 and 2013:

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP in 2014 and 2013 for the last two fiscal years were $127,725 and $100,575, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: January 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: January 20, 2015

By (Signature and Title)*	/s/ Thomas K. Lynch
Thomas K. Lynch
Chief Financial Officer

Date: January 20, 2015

* Print the name and title of each signing officer under his or her signature.